                FORTIS WALL STREET SERIES-REGISTERED TRADEMARK- SURVIVOR VUL
                                   PROSPECTUS

            FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICIES (THE
                                  "POLICIES")
[LOGO]

                                             ISSUED BY
                           FORTIS BENEFITS INSURANCE COMPANY ("FORTIS")

Mailing Address:    Street Address:     Telephone:
P.O. Box 64284      500 Bielenberg      (800) 800-2000
                    Drive
St. Paul, MN 55164  Woodbury, MN 55125  Ext. 3028

The flexible premium Survivorship variable life insurance Policies offered by this Prospectus are issued by Fortis Benefits Insurance Company. The Policies are designed to

- provide lifetime insurance coverage on the joint lives of the insureds named in the Policies

-  allow flexibility in premium payments and death benefits

-  give you several variable investment options from which to choose

The Policy provides for a death benefit payable upon the death of the second to die of the two insureds (the "surviving insured"). There is no benefit payable on the death of the first insured to die.

    OTHER CHOICES YOU HAVE. During the lifetime of the surviving insured, you can also (1) change the amount of insurance, (2) borrow or withdraw amounts you have in our investment options, (3) choose, within limits, when and how much you invest, and (4) choose whether the amounts you have in our investment options will, upon the death of the surviving insured, be added to the insurance proceeds we otherwise will pay to the beneficiary.

    CHARGES AND EXPENSES. We deduct charges and expenses from the amounts you invest. These are described in the section entitled "What charges will Fortis Benefits deduct from my investment in the Policy?"

    RIGHT TO RETURN. If for any reason you are not satisfied with your Policy, you may return it to us for a full refund. To exercise your right to return your Policy, you must mail it directly to the Service Center address shown above or return it to the sales representative through whom you purchased the Policy within 10 days after you receive it. In a few states, this period may be longer. Because you have this right, we will invest your initial premium payment in the

Fortis general account for 20 days following the date the Policy is mailed to you. Then we will automatically allocate your investment among the investment options shown on page 4, as you have chosen. Any additional premium we receive during the 20-day period will also be invested in the general account option and allocated to your chosen investment options at the same time as your initial premium.

THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL INVESTED.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS BOOKLET IS CALLED A "PROSPECTUS." ITS DATE IS MAY 1, 2002.

[LOGO]
and Fortis-SM- are registered servicemarks of Fortis (NL) NV and Fortis (B).

                     TABLE OF CONTENTS                            PAGE
------------------------------------------------------------    --------
Guide to this Prospectus....................................        3
Basic Questions You May Have................................        4
-What are my investment options?............................        4
-How can I invest money in a Policy.........................        5
-How will the value of my investment in a Policy change over
 time?......................................................        6
-What is the basic amount of insurance ("death benefit")
 that Fortis Benefits pays when the surviving insured person
 dies?......................................................        7
-What charges will Fortis Benefits deduct from my investment
 in a Policy?...............................................        8
-What charges and expenses will the Funds deduct from
 amounts I invest through my Policy?........................       11
-Must I invest any minimum amount in a Policy?..............       12
-How can I change my Policy's investment options?...........       13
-How can I change my Policy's insurance coverage?...........       13
-What additional rider benefits might I select?.............       14
-How can I access my policy value?..........................       15
-Can I choose the form in which Fortis Benefits pays out the
 proceeds from my Policy?...................................       16
-To what extent can Fortis Benefits vary the terms and
 conditions of the Policies in particular cases?............       17
-How will my Policy be treated for income tax purposes?.....       17
-How do I communicate with Fortis?..........................       18
Illustrations of Hypothetical Policy Benefits...............       18
Additional Information......................................       24
-Fortis Benefits Insurance Company..........................       24
-The Separate Account.......................................       25
-The Funds..................................................       25
-Investment Advisors........................................       26
-Tax Effects................................................       27
-Voting Privileges..........................................       31
-Your Beneficiary...........................................       31
-Assigning Your Policy......................................       32
-More About Policy Charges..................................       32
-Effective Date of Policy and Related Transactions..........       33
-More About Our General Account Option......................       34
-Distribution of the Policies...............................       34
-Payment of Policy Proceeds.................................       35
-Adjustments to Death Benefit...............................       36
-Additional Rights That We Have.............................       36
-Performance Information....................................       36
-Our Reports to Policy Owners...............................       37
-Fortis Benefits Management.................................       37
-Legal Matters..............................................       37
-Independent Auditors.......................................       37
-Actuarial Experts..........................................       38
-Financial Statements.......................................       38
Index of Words and Phrases................. follows Financial Statements

                            GUIDE TO THIS PROSPECTUS

    BASIC INFORMATION. This prospectus contains information that you should know before you purchase a survivorship variable universal life policy ("Policy") or exercise any of your rights under a Policy.

    ILLUSTRATIONS OF A HYPOTHETICAL POLICY. We have included some illustrations of how the values of a hypothetical Policy would change over time, based on certain assumptions we have made. Because your circumstances may vary considerably from our assumptions, your sales representative will also provide you with a similar hypothetical illustration that is more tailored to your own circumstances and wishes.

    ADDITIONAL INFORMATION. You may find the answers to other questions you have under "Additional Information" or in the forms of our Policy and riders. A table of contents for the "Additional Information" portion of this prospectus also appears on page 22. You can obtain copies of our Policy and rider forms from (and direct any other questions to) your sales representative or our Service Center (see page 1).

    FORTIS BENEFITS' FINANCIAL STATEMENTS. We have included our financial statements in this prospectus.

    SPECIAL WORDS AND PHRASES. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the end of this prospectus. That index will tell you on what page you can read more about many of the words and phrases that we use.

                          BASIC QUESTIONS YOU MAY HAVE

WHAT ARE MY INVESTMENT OPTIONS?

    You can invest in any of the following variable investment options. You may change your selections from time to time:

HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT (formerly Money Market Series) which purchases Class IA shares of Hartford Money Market HLS Fund, Inc.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT (formerly U.S. Government Securities Series) which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly U.
S. Government Securities Series of Fortis Series Fund, Inc.)

HARTFORD BOND HLS FUND SUB-ACCOUNT (formerly Diversified Income Series) which purchases Class IA shares of Hartford Bond HLS Fund, Inc.

HARTFORD MULTISECTOR BOND HLS FUND SUB-ACCOUNT (formerly AIM -- Multisector Bond Series) which purchases Class IA shares of Hartford Multisector Bond HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Multisector Bond Series of Fortis Series Fund, Inc.)

HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT (formerly High Yield Series) which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

HARTFORD INTERNATIONAL STOCK II HLS FUND SUB-ACCOUNT (formerly T. Rowe Price -- International Stock Series II) which purchases Class IA shares of Hartford International Stock II HLS Fund of Hartford HLS Series Fund II, Inc. (formerly International Stock Series II of Fortis Series Fund, Inc.)

HARTFORD INTERNATIONAL STOCK HLS FUND SUB-ACCOUNT (formerly Lazard Freres -- International Stock Series) which purchases Class IA shares of Hartford International Stock HLS Fund of Hartford HLS Series Fund II, Inc. (formerly International Stock Series of Fortis Series Fund, Inc.)

HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT (formerly Global Growth Series) which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

HARTFORD GLOBAL EQUITY HLS FUND SUB-ACCOUNT (formerly MFS -- Global Equity Series) which purchases Class IA shares of Hartford Global Equity HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Global Equity Series of Fortis Series Fund, Inc.)

HARTFORD ADVISERS HLS FUND SUB-ACCOUNT (formerly Asset Allocation Series) which purchases Class IA shares of Hartford Advisers HLS Fund, Inc.

HARTFORD AMERICAN LEADERS HLS FUND SUB-ACCOUNT (formerly Federated -- American Leaders Series) which purchases Class IA shares of Hartford American Leaders HLS Fund of Hartford HLS Series Fund II, Inc. (formerly American Leaders Series of Fortis Series Fund, Inc.)

HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT (formerly Value Series) which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Value Series of Fortis Series Fund, Inc.)

HARTFORD CAPITAL OPPORTUNITIES HLS FUND SUB-ACCOUNT (formerly MFS -- Capital Opportunities Series) which purchases Class IA shares of Hartford Capital Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Capital Opportunities Series of Fortis Series Fund, Inc.)

HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT (formerly Growth & Income Series) which purchases Class IA shares of Hartford Growth and Income HLS Fund of Hartford HLS Series Fund II, Inc.

HARTFORD INDEX HLS FUND SUB-ACCOUNT (formerly S&P 500 Index Series) which purchases Class IA shares of Hartford Index HLS Fund, Inc.

HARTFORD BLUE CHIP STOCK HLS FUND SUB-ACCOUNT (formerly T. Rowe Price -- Blue Chip Stock Series) which purchases Class IA shares of Hartford Blue Chip Stock HLS Fund of

Hartford HLS Series Fund II, Inc. (formerly Blue Chip Stock Series of Fortis Series Fund, Inc.)

HARTFORD BLUE CHIP STOCK II HLS FUND SUB-ACCOUNT (formerly AIM -- Blue Chip Stock Series II) which purchases Class IA shares of Hartford Blue Chip Stock II HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Blue Chip Stock
Series II of Fortis Series Fund, Inc.)

HARTFORD LARGE CAP GROWTH HLS FUND SUB-ACCOUNT (formerly Alliance -- Large Cap Growth Series) which purchases Class IA shares of Hartford Large Cap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Large Cap Growth Series of Fortis Series Fund, Inc.)

HARTFORD INVESTORS GROWTH HLS FUND SUB-ACCOUNT (formerly MFS -- Investors Growth Series) which purchases Class IA shares of Hartford Investors Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Investors Growth Series of Fortis Series Fund, Inc.)

HARTFORD MID CAP STOCK HLS FUND SUB-ACCOUNT (formerly Dreyfus -- Mid Cap Stock Series) which purchases Class IA shares of Hartford Mid Cap Stock HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Mid Cap Stock Series of Fortis Series Fund, Inc.)

HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT (formerly Growth Stock Series) which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Growth Stock Series of Fortis Series Fund, Inc.)

HARTFORD SMALL CAP VALUE HLS FUND SUB-ACCOUNT (formerly Berger - Small Cap Value Series) which purchases Class IA shares of Hartford Small Cap Value HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Small Cap Value Series of Fortis Series Fund, Inc.)

HARTFORD SMALL CAP GROWTH HLS FUND SUB-ACCOUNT (formerly Aggressive Growth Series) which purchases Class IA shares of Hartford Small Cap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Aggressive Growth Series of Fortis Series Fund, Inc.)

The Fortis Benefits general account is the fixed rate investment option for these Policies.

HOW CAN I INVEST MONEY IN A POLICY?

    PREMIUM PAYMENTS. We call the investments you make in a Policy "premiums." The amount we recommend as your first premium varies depending on the specifics of your Policy and the insureds. We can refuse to accept a subsequent premium payment that is less than $25.00. (Policies issued in some states or automatic premium payment plans may have different minimums.) Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

    RECOMMENDED MONTHLY MINIMUM PREMIUM. We will recommend a monthly minimum premium to you in your Policy. This monthly minimum premium is the estimated monthly premium payment which would keep your Policy (or benefit change) in force for the period of the death benefit guarantee period. We base our estimate on (1) the insureds' age, sex, and smoking habits and (2) reasonable assumptions for interest, cost of insurance, and other charges.

    LIMITS OF PREMIUM PAYMENTS. Federal tax law limits your ability to make certain very large amounts of premium payments (relative to the amount of your Policy's insurance coverage) and may impose penalties on amounts you take out of your Policy if you do not observe certain additional requirements. These tax law requirements are summarized further under "Tax Effects". We will monitor your premium payments to be sure that you do not exceed permitted amounts or inadvertently incur any tax penalties. We reserve the right to impose additional limits on the number or amount of premium payments. We currently have no intention of imposing such limits, except when the persons insured do not provide us with adequate evidence that they continue to meet our requirements for issuing insurance.

    WAYS TO PAY PREMIUMS. Premiums must be by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "Fortis Benefits Insurance Company." Premiums after the first premium must be sent directly to our Service Center. We also accept premium payments by bank draft, wire, or by exchange from another insurance company. You may obtain further information about how to make premium payments by any of these methods from your sales representative or from our Service Center. Premium payments from salary deduction plans may be made only if we agree.

    DOLLAR COST AVERAGING. Dollar cost averaging is an investment strategy designed to reduce the risks that result from market fluctuations. The strategy spreads the allocation of your policy value over a period of time. This allows you to reduce the risk of investing most of your funds at a time when prices are high. The success of this strategy depends on market trends and your fund choices, and is not guaranteed.

    Under dollar cost averaging, we automatically make regular, periodic transfers of your policy value from one investment option to one or more of the other investment options that you choose. We make these transfers at the end of the first day of each month. You cannot participate in dollar cost averaging while also using automatic rebalancing (discussed below). Dollar cost averaging ceases upon your request, or if your policy value in the option being transferred from becomes exhausted.

    AUTOMATIC REBALANCING (Privileged Account Service). Privileged Account Service is an investment strategy which recognizes that different investment sectors perform relatively better at different times. The strategy periodically examines your investment mix and adjusts it to maintain proportions you specify. This is intended to increase your chance of realizing a gain on a fund that shows a sudden improvement in performance. The success of this strategy depends on market trends (and your fund choices) and is not guaranteed.

    Under Privileged Account Service, we automatically rebalance the proportion of your policy value in each investment option you specify. You tell us whether you want us to do the rebalancing quarterly, semi-annually, or annually. We rebalance on a calendar year basis. Over time, the differing investment results of each investment option will shift the percentage allocations of your policy value. The rebalancing feature will automatically transfer your policy value among the subaccounts back to the preset percentages you have selected. You cannot participate in this program while also participating in dollar cost averaging (discussed above). Rebalancing terminates upon your request.

HOW WILL THE VALUE OF MY INVESTMENT IN A POLICY CHANGE OVER TIME?

    YOUR POLICY VALUE. From each premium payment you make, we may deduct the charges that we describe under "Deductions from each premium payment." We invest the rest in one or more of the investment options listed on page 4 according to your instructions. We call the amount that is at any time invested under your Policy, your "policy value."

    PREMIUM BASED BONUSES AND POLICY VALUE BONUSES. Where allowed by state law requirements, bonus amounts will be paid by Fortis Benefits into your policy value as follows:

    A premium based bonus will be paid on the last day of the seventh and each year following the date the Policy is issued. The amount of the bonus is a percentage of the lesser of (a) or (b), the result divided by the number of years the Policy has been in force where:

(a)  is the sum of all premiums paid less any withdrawals and loans; and

(b) is the sum of all maximum bonus premiums to date. The "Annual Maximum Bonus Premium" is set out in the Policy schedule pages.

    The current percentages are as follows:

    Current Premium Based Bonus Percentages

                                        END OF POLICY YEAR
       AGE OF           --------------------------------------------------
       YOUNGER                                            9 AND LATER TO
       INSURED                                           ORIGINAL MATURITY
      AT ISSUE            0-6         7          8        DATE OF POLICY
---------------------   --------   --------   --------   -----------------
        18-50              0%         2%         2%               4%
        51-60              0%         2%         4%               7%
        61-70              0%         5%         7%              10%
        71-85              0%         5%         5%               5%

    A policy value based bonus will be paid into the policy on each monthly anniversary after all charges are deducted, at an annual rate, as set forth below:

         ANNUAL RATE OF POLICY VALUE BONUSES AS A PERCENT OF CASH VALUE

                                       OPTION A ANNUAL BONUSES
                              -----------------------------------------
      SURRENDER VALUE          BAND 1     BAND 2     BAND 3     BAND 4
----------------------------  --------   --------   --------   --------
$0 - $9,999.................   0.00%      0.00%      0.00%      0.00%
$10,000 - $49,999...........   0.00%      0.00%      0.05%      0.05%
$50,000 - $99,999...........   0.05%      0.05%      0.10%      0.10%
$100,000+...................   0.10%      0.10%      0.15%      0.20%

    If the death benefit option is changed the rate is computed using the weighted average of the rates based on the number of months each death benefit option has been in effect.

    The policy band is determined by the face amount of the Policy as follows:

FACE AMOUNT OF POLICY               POLICY BAND
---------------------               -----------
$5 million or more................    Band 4
$1 million up to $5 million.......    Band 3
$500,000 up to $1 million.........    Band 2
Less than $500,000................    Band 1

    For purposes of calculating the policy value bonus percentage, the band will be determined using the average face amount of the policy from the time it was issued to the time of the bonus. For example, if the Policy had a face amount of $1 million for 18 months, $500,000 for 60 months, and $2 million for 6 months, the Policy has an average face amount of (18 X $1,000,000) + (60 X $500,000) + (6 X $2,000,000)/84 = $714,285, a Band 2 Policy.

    We also intend to add .35% to the annual rates shown above for policy value bonuses after the 19th Policy year. This increase is not guaranteed. If paid, however, it would substantially offset any daily charge for premium taxes and sales charges that is then being made.

    Your investment options. We invest the policy value that you have allocated to any investment option (except our general account option) in shares of a Fund that follows investment practices, policies and objectives that are appropriate to that option. Over time, your policy value in any investment option will increase or decrease by the same amount as if you had invested in the related Fund's shares directly (and reinvested all dividends and distributions from the Fund in additional Fund shares); except that your policy value will be reduced by certain charges that we deduct. We describe these charges under "What charges will Fortis deduct from my investment in the Policy?"

    Other important information about the Funds that you can choose is included in the separate prospectus for those Funds. This includes information about the investment performance that each Fund's investment manager has achieved. Additional free copies of the Fund prospectus are available from your Fortis representative or from our Service Center. We invest any value you have allocated to our general account option as part of our general assets. We credit a fixed rate of interest on that policy value, which we declare from time to time. We guarantee that this will be at an effective annual rate of at least 4%. Although this interest increases the amount of any policy value that you have in our general account option, such policy value will also be reduced by any charges that are allocated to this option under the procedures described under "Allocation of charges."

    Policies are "non-participating." The Policies are not "participating." Therefore, you will not be entitled to any dividends from Fortis Benefits.

WHAT IS THE BASIC AMOUNT OF INSURANCE ("DEATH BENEFIT") THAT FORTIS BENEFITS
  PAYS WHEN THE SURVIVING INSURED PERSON DIES?

    YOUR FACE AMOUNT OF INSURANCE. In your application to buy a Policy, you will tell us how much life insurance coverage you want. We call this the "face amount" of insurance. The minimum face amount of insurance is $100,000.

    YOUR DEATH BENEFIT. The basic death benefit we will pay is reduced by any outstanding loans. You choose whether the basic death benefit is

     -  Option A - The face amount on the date of the surviving insured's death

     - Option B - The face amount plus the policy value on the date of death of the surviving insured.

Under Option B, your death benefit will tend to be higher than under Option A. However, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. Because of this, your policy value will tend to be higher under Option A than under Option B. Please read "How can I change my Policy's insurance coverage" to learn about how to change your death option. We will automatically pay an alternative basic death benefit, if it is higher than the basic Option A or Option B death benefit (whichever you have selected).

    The alternative basic death benefit is computed by multiplying your policy value on the date of death of the surviving insured by the applicable percentage shown below:

    AGE OF
  SURVIVING
  INSURED AT         APPLICABLE PERCENTAGE
    DEATH               OF POLICY VALUE
--------------       ---------------------
40 or less                    250%
45                            215%
50                            185%
55                            150%
60                            130%
65                            120%
70                            115%
75                            105%
80                            105%
85                            105%
90                            105%
95+                           100%

For ages not listed, the progression between the listed ages is constant.

We reserve the right to increase the death benefit, limit a face decrease, return premium or send you a withdrawal of policy value, to make sure the Policy qualifies as life insurance.

    BENEFIT AT MATURITY. The Policy matures on the date the younger insured reaches, or would have reached age 100. When the Policy matures, the policy value, less the amount of any loan, will be paid to you and the Policy will terminate.

    If allowed by the state in which the Policy is issued, you may request a later maturity date. This request must be made in writing within 60 days prior to the current maturity date. If a later maturity date is established, the following limitations are imposed:

1) No further premium payments are allowed except to prevent lapse of the Policy;

2)  All supplemental riders except the Accelerated Benefit rider terminate;

3) No further premium-based bonuses or policy value bonuses are credited, and outstanding policy loans will be charged the reduced interest rate of 3.85%;

4)  The death benefit becomes the alternative death benefit described above;

5)  No face amount increases or death benefit option changes will be allowed;
    and

6) No partial withdrawal will be allowed if it would reduce the policy value below $2,000.

    Extension of the maturity date beyond the younger insured's age 100 may result in current taxation of increases in your policy value. You should consult a qualified tax adviser before making such an extension.

WHAT CHARGES WILL FORTIS BENEFITS DEDUCT FROM MY INVESTMENT IN A POLICY?

    PREMIUM TAX AND SALES EXPENSE CHARGES. There is currently a premium tax charge of 2.2% of all premium payments. We reserve the right to raise this charge to 3.0%. There is also a sales charge of 9% of all premium payments. These charges are assessed through monthly and daily charges as follows: We make a monthly deduction of $4.00 per Policy, and a daily deduction at an annual rate of .35% of the policy value that is then invested in any of the investment options (other than the general account option).

    These monthly and daily deductions, however, will be waived to the extent that the cumulative amount of all such deductions would exceed 11.2% of premiums paid (or 12% if the premium tax charge was raised to its 3% maximum). Any premium tax and sales expense charges not recovered through periodic deductions or premium charges are deducted, if at all, only as part of the surrender charge discussed below.

    DEDUCTIONS FROM EACH PREMIUM PAYMENTS. While we don't currently have plans to do so, we reserve the right to deduct up to 5% as a sales charge and up to 2.5% as a premium tax charge directly from premium payments rather than through periodic deductions. In that case, the charges recoverable through periodic deductions would be reduced by at least the amount deducted directly from premiums.

    DAILY CHARGE FOR MORTALITY AND EXPENSE RISKS WE ASSUME. We make a daily deduction at an annual effective rate of 1.00% of your policy value that is then invested in any of the investment options (other than the general account).

    MONTHLY POLICY ISSUANCE EXPENSE CHARGES. We will make a monthly deduction at the rates set out below for the first ten years after the Policy is issued.

                MONTHLY RATE PER
              $1,000 OF FACE AMOUNT
              ---------------------
Band 1                 .10
Band 2                 .08
Band 3                 .05
Band 4                 .03

    The band is determined by the face amount of the Policy. See "Premium Based Bonuses and Policy Value Bonuses."

    This charge will also be imposed for ten years following any requested increase in face amount. The charge will be based on the dollar amount of the face increase and the Policy's band immediately following the increase. If a Policy is surrendered or lapses within ten years after issuance or a face amount increase, any remaining Policy issuance expense charge will be deducted as part of the surrender charge.

    MONTHLY ADMINISTRATIVE CHARGE. We will deduct $6.00 per month from your policy value. Also, we have the right to raise this charge at any time to not more than $7.50 per month. While we do not currently do so, we also reserve the right to impose an additional monthly charge of up to $.13 per thousand dollars of face amount then in force. This charge is designed to compensate us for the continuing administrative functions we perform in connection with the Policies.

    MONTHLY INSURANCE CHARGE. Every month we will deduct from your policy value a charge based on the cost of insurance rates applicable to your Policy on the date of the deduction and our "amount at risk" on that date. Our amount at risk is the difference between (a) the death benefit divided by 1.00327374, at the beginning of the Policy month and (b) the total policy value at the beginning of the Policy month. For otherwise identical Policies, a greater amount at risk results in a higher monthly insurance charge.

    For otherwise identical Policies, a higher cost of insurance rate also results in a higher monthly insurance charge. Our cost of insurance rates are guaranteed not to exceed those specified in your Policy. Our current rates are lower for insured persons in most age and risk classes, although we have the right at any time to raise these rates to not more than the guaranteed maximum.

    In general, our cost of insurance rates increase with the age of each joint insured. Therefore, the longer you own your Policy, the higher the cost of insurance rate will be.

    Similarly, our current cost of insurance rates are generally lower for non-smokers than smokers. Insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates. Additional level amounts per thousand dollars of face amount may be charged in such cases.

    GUARANTEE DEATH BENEFIT CHARGE. There is no charge for the first 10 years of the guaranteed death benefit. If you select a longer guarantee period there is a monthly charge for the rest of the guarantee period as follows:

1) $.02 per thousand of face amount in effect under the Policy and any riders for the 20 year guarantee period.

2) $.04 per thousand of face amount in effect under the Policy and any riders for the guarantee period which lasts until age 85 of the younger insured.

    See "Recommended monthly minimum premiums for the Guaranteed Death Benefit" for further information about the guaranteed death benefit.

    ADDITIONAL BENEFIT RIDERS CHARGE. We will deduct charges monthly from your policy value, if you select certain additional benefit riders. These are described, under "What additional rider benefits might I select?"

    SURRENDER CHARGE. The Policies have a surrender charge that applies for the first 10 Policy years (and the first 10 years after any requested increase in the Policy's face amount).

This charge is imposed when the Policy is surrendered or lapsed.

    The surrender charge is (1) any of the Policy issuance expense charge that has not yet been recovered, and (2) any of the premium tax and sales expense charges that have not deducted through periodic deductions or deductions from premiums.

    The entire surrender charge is subject to an overall upper limit as set forth in the table below. The table also shows the amount by which the limit is increased by a face amount increase which you request. The amount of the surrender charge limit depends on the face amount and the adjusted age of the insureds as follows.

                               OVERALL CAP AS
                            SURRENDER CHARGE (PER
ADJUSTED AGE AT TIME         THOUSAND DOLLARS OF
OF POLICY ISSUANCE OR          FACE AMOUNT OR
FACE AMOUNT INCREASE        FACE AMOUNT INCREASE)
---------------------       ---------------------
     18-24                          $ 1.90
     25-29                          $ 3.30
     30-34                          $ 4.50
     35-39                          $ 6.00
     40-44                          $ 8.25
     45-49                          $10.75
     50-54                          $14.25
     55-59                          $19.00
     60-64                          $25.20
     65-69                          $33.60
     70-85                          $41.00

    The adjusted age is the age of the younger joint insured plus 1/3 of the lesser of (a) the difference in age between the younger and older insured or
(b) 20. If both insureds are over age 80, the cap per thousand is $33.

    Any amount of surrender charge decreases automatically by a constant amount each year of its 10 year period referred to above until, in the eleventh year, it is zero.

    TRANSACTION FEE. We reserve the right to charge transaction fee of up to $25 for each partial withdrawal and transfer of policy value, although we have no current plans to do so.

    CHARGE FOR TAXES. We can charge you in the future for taxes we incur or reserves we set aside for taxes in connection with your Policy. This charge would reduce the investment experience of your policy value.

    ALLOCATION OF CHARGES. You may choose from which of your investment options we deduct all monthly charges. If you do not specify a choice, or if you do not have enough policy value in any investment option to comply with your selection, we will deduct these charges in proportion to the amount of value you then have in each investment option. Daily asset-based charges will always be taken in proportion to the values in your variable investment options.

WHAT CHARGES AND EXPENSES WILL THE FUNDS DEDUCT FROM AMOUNTS I INVEST THROUGH MY
  POLICY?

    The Fund pays its investment management fees and other operating expenses. Because they reduce the investment return of a Fund, these fees and expenses also will reduce indirectly the return you will earn on any value that you have invested in that Fund. These charges and expenses for 2001 were as follows:

                        ANNUAL FUND OPERATING EXPENSES:

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END

                        (As a percentage of net assets)

                                                                                      TOTAL FUND
                                                              MANAGEMENT    OTHER     OPERATING
                                                                 FEES      EXPENSE     EXPENSES
------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund..............................    0.45%       0.03%        0.48%
------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund................    0.47%       0.04%        0.51%
------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund......................................    0.48%       0.03%        0.51%
------------------------------------------------------------------------------------------------
Hartford Multisector Bond HLS Fund..........................    0.75%       0.11%        0.86%
------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund................................    0.77%       0.04%        0.81%
------------------------------------------------------------------------------------------------
Hartford International Stock II HLS Fund....................    0.90%       0.14%        1.04%
------------------------------------------------------------------------------------------------
Hartford International Stock HLS Fund.......................    0.84%       0.10%        0.94%
------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund............................    0.74%       0.07%        0.81%
------------------------------------------------------------------------------------------------
Hartford Global Equity HLS Fund.............................    1.00%       0.39%        1.39%
------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund..................................    0.63%       0.03%        0.66%
------------------------------------------------------------------------------------------------
Hartford American Leaders HLS Fund..........................    0.90%       0.15%        1.05%
------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund.......................    0.68%       0.05%        0.73%
------------------------------------------------------------------------------------------------
Hartford Capital Opportunities HLS Fund.....................    0.90%       0.26%        1.16%
------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund.........................    0.75%       0.04%        0.79%
------------------------------------------------------------------------------------------------
Hartford Index HLS Fund.....................................    0.40%       0.03%        0.43%
------------------------------------------------------------------------------------------------
Hartford Blue Chip Stock HLS Fund...........................    0.87%       0.05%        0.92%
------------------------------------------------------------------------------------------------
Hartford Blue Chip Stock II HLS Fund........................    0.95%       0.15%        1.10%
------------------------------------------------------------------------------------------------
Hartford Large Cap Growth HLS Fund..........................    0.90%       0.05%        0.95%
------------------------------------------------------------------------------------------------
Hartford Investors Growth HLS Fund..........................    0.90%       0.61%        1.51%
------------------------------------------------------------------------------------------------
Hartford MidCap Stock HLS Fund..............................    0.90%       0.12%        1.02%
------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund......................    0.61%       0.04%        0.65%
------------------------------------------------------------------------------------------------
Hartford Small Cap Value HLS Fund...........................    0.89%       0.07%        0.96%
------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund..........................    0.63%       0.05%        0.68%
------------------------------------------------------------------------------------------------

MUST I INVEST ANY MINIMUM AMOUNT IN A POLICY?

    PLANNED PERIODIC PREMIUMS. Your Policy will specify a "Planned Periodic Premium." This is the amount that you (within limits) choose to have us bill you. Our current practice is to bill quarterly, semi-annually or annually. You may also set up a monthly automatic bank draft. However, payment of these or any other specific amounts of premiums is not mandatory. You need to invest only enough to ensure either that your Policy's cash value stays above zero ("cash value" is the policy value less any outstanding loans, plus any loan interest paid for future periods). The less you invest, the more likely it is that your Policy's cash value could fall to zero, as a result of the deductions we periodically make from your policy value.

    POLICY LAPSE AND REINSTATEMENT. If your cash value does fall to zero, we will notify you and give you a grace period of 61 days to pay at least the amount we estimate is necessary to keep your Policy in force until the end of the grace period. If we don't receive your payment by the end of the grace period, your Policy and all riders will terminate without value, and all coverage under your Policy will cease. (The only exception is if the guarantee is in effect that is described below under "Recommended monthly minimum premiums for the Guaranteed Death Benefit." Although you can apply to have your Policy "reinstated" you must do this within 5 years, and you must present evidence that the insured person still meets our requirements for issuing coverage. Also, you would have to pay a premium sufficient to (a) pay any due and unpaid charges through the end of the grace period and (b) keep the Policy in force for two months following the date of reinstatement. The amount required would include any increase in the surrender charge attributable to such premium. In the Policy form itself, you will find additional information about the values and terms of a Policy after it is reinstated.

    RECOMMENDED MONTHLY MINIMUM PREMIUMS FOR THE GUARANTEED DEATH BENEFIT. The Policy specifies an "Initial Monthly Minimum Premium." This monthly minimum premium increases each year by the increase in the cost of insurance for all riders forming part of the Policy. The Policy also describes a death benefit guarantee period. On each monthly anniversary of the Policy during the guarantee period, we check to see if the cumulative amount of premiums actually paid is at least equal to the sum of the recommended monthly minimum premiums for all Policy months to date, including the Policy month then starting. For purposes of this calculation, premiums paid in any Policy year, recommended monthly minimum premiums and partial withdrawals are assumed to accumulate interest at an effective annual rate of 4%. For this purpose premiums and recommended monthly minimum premiums for any Policy year are assumed to commence accumulating interest at the beginning of the Policy year in which they are paid. Partial withdrawals are assumed to be taken at the end of the year, or at the end of the current monthly anniversary, if earlier. So long as this test is met the Policy will not terminate (lapse) during the guarantee period, even if the cash value is not sufficient to pay the monthly deduction.

    If the test is not met we will send you a notice of the minimum amount required to be paid. If this amount is not paid prior to the next monthly anniversary the guaranteed death benefit will terminate and cannot be reinvested.

    At issue you can choose one of 3 options for a guarantee period: (a) 10 years; (b) 20 years; or (c) to age 85 of the younger insured.

    However, if the younger insured is age 65 or older when the Policy is issued, the guarantee period will be the lesser of 10 years or until the younger insured is age 75. If the younger insured is age 71 or more when the Policy is issued, the guarantee period will be for 5 years. The guarantee period if either insured is rated for higher mortality is for 5 years. The choice cannot be changed after the Policy is issued. The guaranteed death benefit is not available in all states, and the guarantee period may be shorter in some states due to state limitations.

    The amount of premiums that must be paid to maintain the guaranteed death benefit will be increased by the cumulative amount of any loans and partial withdrawals you have taken from your Policy. The recommended monthly minimum premiums also will be higher following any requested increase in face amount of your Policy or following the addition of (or increase in) certain rider benefits. On the other hand, the recommended monthly minimum premium will be lower following any requested face amount decrease, or the termination of (or decrease in) certain riders. We will send you an amended schedule page that will tell you the amount of your new recommended monthly minimum premium is. None of the above-mentioned changes extends the guaranteed death benefit or establishes a new benefit period.

    Regardless of which option is chosen, there is no charge for the benefit during the first 10 years. After 10 years, the monthly charge for the option (b) guarantee period is $.02 per thousand dollars of face amount in effect under the Policy or under any supplemental term insurance riders, and $.04 per thousand of such face amount for the option (c) guarantee period.

    Although we will bill you for planned premiums, we will not send any specific bills for the amount of any recommended monthly minimum premium that is due.

HOW CAN I CHANGE MY POLICY'S INVESTMENT OPTIONS?

    FUTURE PREMIUM PAYMENTS. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

    TRANSFERS OF EXISTING POLICY VALUE. You may also transfer your existing policy value from one investment option under the Policy to another. We reserve the right to limit the number and amount of transfers, or to impose charges upon transfers. If we limit the number of transfers, the limit will never be less than four transfers per Policy year. Unless you are transferring the entire amount you have in an investment option, each transfer must be at least $250. We reserve the right to raise this minimum transfer amount up to $1,000. See "Additional Rights That We Have."

    You may make transfers at any time, except that transfers out of our general account option are limited to one transfer per year, and may not be for more than 50% of the general account policy value.

    In any event you may transfer all of your policy value to the general account (1) at any time during the first 2 Policy years, (2) within the first 2 years after a face amount increase, or (3) within 60 days after you receive a notice of any material change in the investment options.

    MAXIMUM NUMBER OF INVESTMENT OPTIONS. We can at any time limit the number of investment options you may use. Our current rule is that you cannot use more than 19 different options over the life of your Policy.

HOW CAN I CHANGE MY POLICY'S INSURANCE COVERAGE?

    INCREASE IN COVERAGE. You may at any time request an increase in the face amount of coverage under your Policy. The minimum requested face amount increase is currently $5,000. You must, however, provide us with satisfactory evidence that the insured person continues to meet our requirements for issuing insurance coverage.

    We treat an increase in face amount in many respects as if it were the issuance of a new Policy. For example, the monthly insurance charge for the increase will be based in part on the age and risk class of the insured person at the time of the increase. Also, an additional surrender charge and recommended monthly minimum premium apply to the face amount increase.

    DECREASE IN COVERAGE. After the third Policy year, you may request a reduction in the face amount of coverage. The minimum remaining face amount must be $100,000 after the third Policy year (or, if greater, the minimum amount that the tax law requires.)

    CHANGE OF DEATH BENEFIT OPTION. Once each year after the third Policy year you may request us to change your coverage from death benefit Option A to B or vice-versa. If you change from Option A to B, we automatically reduce your Policy's face amount of insurance by the amount of your policy value (but not below the minimum face amount) at the time of the change. Generally, you must provide us with satisfactory evidence that the insured person continues to meet our requirements for issuing insurance coverage. If you change from Option B to A, we automatically increase your Policy's face amount by the amount of your Policy's policy value.

    TAX CONSEQUENCES OF CHANGES IN INSURANCE COVERAGE. Please read "Tax Effects" in the "Additional Information" section of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

    POLICY SPLIT OPTION. You can elect to split the Policy and purchase two individual Fortis Benefits VUL policies, one on the life of each insured if any of the following events occur:

1)  a final decree of divorce between the joint insureds is issued;

2) a change in the federal estate tax laws that reduces or eliminates the unlimited martial deduction; or

3) a business partnership or closely held corporation in which the joint insureds are partners or shareholders is formally dissolved.

    There is a 60 day waiting period after divorce or business dissolution before you can elect to split the Policy. You must provide written notice of the election within 180 days of the triggering event.

    The Policy split option is not available if:

1) Either insured is decreased or uninsurable according to our underwriting guidelines;

2) The combined rating of the insureds is more than Table 4, as shown in the Policy schedule;

3) Either insured is older than the maximum issue age allowed in the new policy;

4) The Policy is in the grace period, or you are receiving benefits from any disability rider.

    The new policies will be issued subject to the following terms:

1) The face amount of the Policy, excluding riders, will be split equally unless a different percentage is shown in the Policy schedule. The combined death benefits of the new policy may not exceed that provided under the Policy;

2) The new policies will be based on each insured's current age and the rate class reflected in the Policy. No new evidence of insurability is required;

3) Any contestable or suicide period remaining under the Policy will continue under the new policies;

4)  Policy loans must be repaid;

5) Riders on the new policies at our discretion, and only with evidence of insurability Electing this option will cause a taxable event. You should consult with a tax adviser before electing this option.

WHAT ADDITIONAL RIDER BENEFITS MIGHT I SELECT?

    You can request that your Policy include the additional rider benefits described below. For most of the riders that you choose, a charge, which will be shown in the Policy schedule, will be deducted from your policy value on each monthly deduction date. These charges increase from year to year. We may change the rates of these charges, but not above the guaranteed maximum charges for the riders set forth in the Policy schedule. Eligibility for and changes in these benefits are subject to our rules and procedures then in effect. More details are included in the rider itself, which we suggest that you review if you choose any of these benefits. Availability and features may vary by state.

- DISABILITY RIDERS. There are four disability benefit riders available. You can select either an individual rider which insures only one of the joint insureds, or a joint insured rider which provides coverage on either or both of the joint insureds. You can choose either a Waiver of Selected Amount rider which provides for a monthly payment to the policy value during disability, or a Waiver of Monthly Deductions rider which waives the monthly deduction during disability. You can choose only one of these four riders.

- JOINT TERM LIFE INSURANCE RIDERS. There are three different term life insurance riders available to provide coverage on the lives of the joint insureds.

    1) THE SECOND-TO-DIE RIDER provides a benefit upon the death of the last of the joint insureds to die. Any time before the end of the tenth year after it is issued, or the younger insured's 65th birthday, you may exchange the coverage under this rider for a face amount increase in the same amount under the Policy.

    2) THE FIRST-TO-DIE RIDER is payable upon the death of the first joint insured. The Estate Protection rider pays a benefit if both joint insureds die during the first four years after the rider is issued. Neither of these riders can be converted.

    The maximum combined coverage on the life of any one of the joint insureds under these term riders is 7.25 times the face amount of the Policy. The maximum coverage under the Second-To-Die and the First-To-Die riders is 6.0 times the Policy face amount. The maximum coverage under the Estate Protection rider is
1.25 times the Policy face amount.

- INDIVIDUAL TERM LIFE INSURANCE RIDERS. There are two different term life riders available to provide coverage on the lives of individual insureds you select.

    1) THE ADDITIONAL INSURED RIDER provides term life insurance on the life of the insured person or on the life of one or more of the immediate family members of the insured person. This rider is convertible to a variable universal life policy available for conversions, under our published rules at the time of conversion.

    2) THE PRIMARY INSURED RIDER provides term life insurance on the life of the insured person. This rider is available only when the Policy is first issued. This rider is not convertible to another policy.

- ACCELERATED BENEFIT RIDER. This rider provides for a benefit to be requested if the Policy's insured person is diagnosed as having a terminal illness (as defined in the rider) and less than 12 months to live. The maximum amount you may receive under this rider prior to the insured person's death is $500,000. The accelerated payment will be discounted for twelve months' interest, and will be reduced by any outstanding policy loans. The interest rate discount will be equal to the lesser of (1) the rate set out by the Internal Revenue Code; (2) the statutory adjustable Policy loan interest rate; or (3) 10%. There is no charge for this rider, but an administrative fee (not to exceed $300) will be charged at the time the benefit is paid.

   The accelerated benefit rider which forms a part of the Policy should be consulted for details regarding eligibility for, and the terms and limitations of, the benefit. Fortis Benefits can also furnish further information about the amount of the benefit available to you under your Policy.

    TAX CONSEQUENCES OF ADDITIONAL RIDER BENEFITS. Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. See "Tax Effects." You should consult a qualified tax adviser.

HOW CAN I ACCESS MY POLICY VALUE?

    FULL SURRENDER. You may at any time surrender your Policy in full. If you do, we will pay you the policy value, less any Policy loans and interest, and less any surrender charge that then applies. We call this your "surrender value." Because of the surrender charge, it is unlikely that a Policy will have any surrender value during at least the first year unless you pay significantly more than the recommended monthly minimum premiums.

    PARTIAL WITHDRAWAL. Once each year after the first Policy year, you may make a partial withdrawal of your Policy's surrender value. If the Option A death benefit is then in effect, we will also automatically reduce your Policy's face amount of insurance by the amount of your withdrawal.

    We will not permit a partial withdrawal if it would cause your Policy to fail to qualify as life insurance under the tax laws or if it would cause your face amount to fall below the minimum allowed.

    You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the withdrawal in proportion to the amount of policy value you then have in each investment option.

    POLICY LOANS. You may at any time borrow from us an amount equal to 90% of your policy value less surrender charges. In addition, our current practice is that after the later of 10 years or the younger insured's age 70, you may borrow 100% of the surrender value.

    We will remove from your investment options an amount equal to your loan and hold that amount as collateral for the loan. We will credit your Policy with interest on this collateral amount at an effective annual rate of 4% (rather than any amount you could otherwise earn in one of our investment options), and we will charge you interest on your loan at an effective annual rate of not more than 5.66%. Loan interest is payable annually, on the Policy anniversary, in advance. Any amount not paid by its due date will automatically be added to the loan balance as an additional loan. In most cases interest you pay on Policy loans will not be deductible on your tax returns.

    You may choose which of your investment options the loan will be taken from. If you do not so specify, we will take the loan pro-rata from each investment option that you then are using. If you have specified the investment options from which monthly charges will be taken (see "Allocation of Charges"), then the loan amount will be taken from those investment options.

    You may repay all or part of your loan at any time. You must designate any loan repayment as such. Otherwise, we will treat it as a premium payment instead. We will invest any loan repayments you make in the investment options you request. In the absence of such a request we will invest the repayment in the same proportion as you then have selected for premium payments that we receive from you. Any unpaid loan will be deducted from the proceeds we pay following the insured person's death.

    REDUCED INTEREST RATE FOR POLICY LOANS. After the Policy has been in force for two years we will charge interest at a reduced rate of 3.85%, payable in advance, on one Policy loan of up to 10% of the surrender value in each Policy year if (1) the surrender value is at least $10,000 or (2) the Policy has been in force for 10 years. The 10% limitation is raised to 15% for such loans obtained in Policy years in which the insured is 59 1/2 or older.

CAN I CHOOSE THE FORM IN WHICH FORTIS BENEFITS PAYS OUT THE PROCEEDS FROM MY
  POLICY?

    CHOOSING A PAYMENT OPTION. You may choose to receive the full proceeds from the Policy (and any riders) as a single sum. This includes proceeds that become payable upon the death of the insured person, or upon full surrender of the policy. Alternatively, you may elect that all or part of such proceeds be applied to one or more of the following payment options:

Option 1. Interest Payments

We will pay interest for a period of time that you select. At the end of the time selected we will pay the proceeds in a single sum or under another option selected when this option is chosen.

Option 2. Payments of a Fixed Amount or for a Fixed Period

    (1) We will make equal periodic payments for a period of time you select; or

    (2) We will make equal periodic payments in an amount you select until all proceeds are paid out.

Option 3. Life Income Payments

    (1) Life Annuity: A monthly income during the life of the payee; or

    (2) Life Annuity with a guaranteed Period: A monthly income with payments guaranteed for either 10 or 20 years, as you choose, continuing during the payee's lifetime;

    (3) Refund Life annuity: A monthly income with payments guaranteed for the number of months determined by dividing the proceeds by the first monthly payment. The payments continue during the payee's lifetime.

Option 4. Joint Life Income Payments

    You may name two payees to whom we will pay a joint monthly income during their joint lifetime. After either payee's death, we will make monthly payments equal to 2/3 of the joint monthly payment during the survivor's lifetime.

For options 3 and 4 the amount of the monthly payments depends on the type of income selected, the ages of the payees and the amount of the proceeds.

Additional payment options may also be available with our consent. We have the right to veto any payment option, if the payee is a corporation or other entity.

    You can read more about each of these options in the Policy and in the separate form of payment contract that we issue when any such option takes effect.

    Interest rates that we credit under each option will be at least 3 1/2%.

    CHANGE OF PAYMENT OPTION. You may change any payment option you have elected at any time while the Policy is in force. Additional payment options may also be available with our consent. We have the right to veto any payment option, if the payee is a corporation or other entity. You can read more about each of these options in the Policy and in the separate form of payment contract that we issue when any such option takes effect.

    TAX IMPACT. If a payment option is chosen you or your beneficiary may have tax consequences. You therefore should consult with a qualified tax adviser before deciding whether to elect one or more payment options.

TO WHAT EXTENT CAN FORTIS BENEFITS VARY THE TERMS AND CONDITIONS OF THE POLICIES
  IN PARTICULAR CASES?

    Listed below are some variations we may make in the terms of a Policy. Any variations will be made only in accordance with uniform rules that we establish from time to time and apply evenly to all our customers. See "Additional Rights That We Have."

    POLICIES PURCHASED THROUGH "INTERNAL ROLLOVERS." We maintain published rules that describe the procedures necessary to replace the other life insurance we issue with one of the Policies. Not all types of other insurance we issue are eligible to be replaced with one of the Policies.

    POLICIES PURCHASED THROUGH TERM LIFE CONVERSIONS. Also, we maintain rules about how to convert term insurance to a Policy. This is referred to as a term conversion. Term conversions are available to owners of term life insurance we have issued. Any right to a term conversion is stated in the term life insurance policy.

    STATE LAW REQUIREMENTS. Fortis Benefits is subject to the insurance laws and regulations in every jurisdiction in which the Policies are sold. As a result, various time periods and other terms and conditions described in this prospectus may vary depending on where you reside. These variations will be reflected in your Policy and riders, or related endorsements.

    VARIATIONS IN EXPENSES OR RISKS. Fortis Benefits may vary the charges and other terms of the Policies where special circumstances result in sales or administrative expenses, mortality risks, or other risks that are different from those normally associated with the Policies. These variations will not be unfairly discriminatory to the interests of other Policy owners. Any increase in fees will not exceed the maximums set out in this prospectus.

HOW WILL MY POLICY BE TREATED FOR INCOME TAX PURPOSES?

    Generally, death benefits paid under a Policy are not subject to income tax, and earnings on your policy value are not subject to income tax as long as we do not pay them out to you. If we do pay any amount of your policy value upon surrender or partial withdrawal, all or part of that distribution may be treated as a return of the premiums you paid, and therefore not subject to income tax.

    Amounts you receive as Policy loans are not taxable to you, unless you have paid such a large amount of premiums that your Policy becomes what the tax law calls a "modified endowment contract." In that case, the loan will be taxed as if it were a partial withdrawal. Furthermore, loans, partial withdrawals and other distributions from a modified endowment contract may require you to pay additional taxes and penalties that otherwise would not apply.

    For further information about the tax consequences of owning a Policy, please read "Tax Effects."

HOW DO I COMMUNICATE WITH FORTIS BENEFITS?

    When we refer to "you" we mean the person who is duly authorized to take any contemplated action with respect to a Policy. Generally, this is the owner named in the Policy. Where a Policy has more than one owner, each owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or charges among the investment options.

    GENERAL. You should mail or express checks and money orders for premium payments and loan repayments directly to our Service Center.

    The following requests must be made in writing, signed and dated by you: transfer of policy value; loan; full surrender; partial withdrawal, change of beneficiary or contingent beneficiary; change of allocation percentages for premium payments, loan repayments or charges; change of death benefit option or manner of death benefit payment; increase or decrease in face insurance amount; addition or cancellation of, or other action with respect to, any rider benefits; election of a payment option for Policy proceeds; tax withholding elections; and telephone transaction privileges. You should mail these requests to our Service Center. You should also communicate notice of the insured person's death, and related documentation, to our Service Center.

    We have special forms which should be used for loans, assignments, partial withdrawal and surrenders, changes of owner or beneficiary, and all other contractual changes. A Service Request form covering many of these transactions is attached to the back of this prospectus. You will be asked to return your Policy when you request a full surrender. You may also obtain these forms from our Service Center or from your sales representative. Each communication must include your name, Policy number and, if you are not the insured person, that person's name. We cannot process any requested action that does not include all required information.

    TELEPHONE TRANSACTIONS. If you have a completed telephone authorization form on file with us, you may make transfers, or change the allocation of future premium payments or deduction of charges, by telephone, subject to the terms of the form. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the owner or your sales representative may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of the Policy number, the identity of the caller, both the insured person's and owner's names, and a form of personal identification from the caller. We will mail you a prompt written confirmation of the transaction. If many people seek to make telephone requests at or about the same time, or if our telephone equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish. If this occurs, you should submit a written request. The phone number for telephone requests is 1-800-800-2000, Ext. 3028.

                         ILLUSTRATIONS OF HYPOTHETICAL
                                POLICY BENEFITS

To help clarify how our Policies work, we have prepared the following tables:

                                           PAGE TO SEE
TABLE                                   IN THIS PROSPECTUS
-----                                   ------------------
Death Benefit Option A
  Current Charges.....................          20
  Guaranteed Maximum Charges..........          21
Death Benefit Option B
  Current Charges.....................          22
  Guaranteed Maximum Charges..........          23

The tables show how death benefits, policy values and surrender values ("the Policy benefits") of the Policy would vary over time if the investment options had constant hypothetical gross investment returns of 0%, 6% or 12% over the years covered by the table.

    The tables are based on a face amount of $825,000 for a 55 year-old male and a 53 year-old female who are non-smokers, and are standard mortality risks. Planned premium payments of $15,000 are assumed to be paid at the beginning of each Policy year. The illustrations assume no Policy loan has been taken. The difference in the tables between policy values and surrender values during the first ten Policy years is the amount of surrender charges.

    Separate tables are included to illustrate both current and guaranteed maximum charges for the Policy. The charges assumed in the current charge tables include the premium tax and sales expense charges, current monthly insurance charges, the current monthly administrative charge, the monthly policy issuance expense charge, and the charge for mortality and expense risks. The guaranteed maximum charge tables assume that these charges will be (1) a monthly deduction of $4.00 and a daily deduction at an annual rate of .35% to pay for a premium tax charge in the amount of 3.0% of all premium payments a sales charge in the amount of 9% of all premium payments; (2) guaranteed maximum insurance charges;
(3) a monthly insurance charge of $7.50 plus $.13 per thousand of face amount;
(4) a policy issuance expense charge; and a mortality and expense risks charge at an annual effective rate of 1.00%.

    The charges assumed by both the current and guaranteed maximum charge tables also include .87% for the expenses of the Funds, which is the average of the advisory fees payable with respect to each Fund, after all reimbursements, plus the average of all other operating expenses of each such Fund after all reimbursements. In the absence of a voluntary agreement to waive a portion of the fees and reimburse certain expenses the total fund operating expenses assumed would have been .92%. Although voluntary, it is unlikely that this voluntary agreement will be terminated prior to the point where actual operating expenses do not exceed the voluntary limits. If this agreement were to be discontinued the values would be lower in the illustrations that follow.

    The second column of each table shows the effect of an amount equal to the premiums invested to earn interest, after taxes, of 5% compounded annually.

    INDIVIDUAL ILLUSTRATIONS. On request, we will send you a comparable illustration based on your Policy's features.

                     MALE ISSUE AGE 55, FEMALE ISSUE AGE 53
                      STANDARD NONSMOKER UNDERWRITING RISK
                 FACE AMOUNT: $825,000---DEATH BENEFIT OPTION A
                                CURRENT CHARGES

                                     VALUES BASED ON ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN OF
                          -----------------------------------------------------------------------------------------------------
            PREMIUMS                0% (1)(2)                       6% (1)(2)(3)                        12% (1)(2)(3)
END OF    ACCUMULATED     -----------------------------   ---------------------------------   ---------------------------------
POLICY   AT 5% INTEREST    DEATH    POLICY    SURRENDER     DEATH      POLICY     SURRENDER     DEATH      POLICY     SURRENDER
 YEAR     PER YEAR (1)    BENEFIT    VALUE      VALUE      BENEFIT      VALUE       VALUE      BENEFIT      VALUE       VALUE
------   --------------   -------   -------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
   1          15,750      825,000    13,750      5,040      825,000      14,620      5,912      825,000      15,490       6,784
   2          32,288      825,000    27,148     17,696      825,000      29,744     20,300      825,000      32,446      23,010
   3          49,652      825,000    40,196     30,791      825,000      45,386     35,981      825,000      51,005      41,600
   4          67,884      825,000    52,895     44,665      825,000      61,590     53,361      825,000      71,354      63,124
   5          87,029      825,000    65,273     58,219      825,000      78,343     71,290      825,000      93,632      86,578
   6         107,130      825,000    77,306     71,428      825,000      95,663     89,784      825,000     118,087     112,209
   7         128,237      825,000    89,247     84,545      825,000     113,875    109,173      825,000     145,137     140,435
   8         150,398      825,000   101,097     97,570      825,000     132,958    129,432      825,000     175,035     171,508
   9         173,668      825,000   113,001    110,650      825,000     153,055    150,704      825,000     208,177     205,825
  10         188,102      825,000   124,504    123,329      825,000     173,798    172,623      825,000     244,486     243,310
  15         339,862      825,000   179,127    179,127      825,000     291,874    291,874      825,000     490,889     490,889
  20         520,789      825,000   219,834    219,834      825,000     429,697    429,697      987,185     889,356     889,356
  25         751,702      825,000   242,859    242,859      825,000     595,740    595,740    1,627,973   1,550,450   1,550,450
  40       1,902,596           0          0          0    1,398,789   1,358,047   1,358,047   7,129,049   6,921,407   6,921,407

(1) Assumes annual premium payments of $15,000 paid in full at beginning of each Policy year. The values would vary from those shown if the amount or frequency of payments varies.

(2) Assumes that no Policy loan or partial withdrawal has been made and no optional insurance riders have been selected. Zero values in the Death Benefit column indicate Policy lapse in the absence of sufficient additional premium payments.

(3)  Alternative Death Benefit applies.

                     MALE ISSUE AGE 55, FEMALE ISSUE AGE 53
                      STANDARD NONSMOKER UNDERWRITING RISK
                 FACE AMOUNT: $825,000--DEATH BENEFIT OPTION A
                               GUARANTEED CHARGES

                                   VALUES BASED ON ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN OF
                          -------------------------------------------------------------------------------------------------
            PREMIUMS               0% (1) (2)                      6% (1) (2)                      12% (1) (2) (3)
END OF    ACCUMULATED     -----------------------------   -----------------------------   ---------------------------------
POLICY   AT 5% INTEREST    DEATH    POLICY    SURRENDER    DEATH    POLICY    SURRENDER     DEATH      POLICY     SURRENDER
 YEAR     PER YEAR (1)    BENEFIT    VALUE      VALUE     BENEFIT    VALUE      VALUE      BENEFIT      VALUE       VALUE
------   --------------   -------   -------   ---------   -------   -------   ---------   ---------   ---------   ---------
   1          15,750      825,000    11,345      2,509    825,000    12,104      3,270      825,000      12,865       4,032
   2          32,288      825,000    22,351     12,638    825,000    24,577     14,871      825,000      26,897      17,198
   3          49,652      825,000    33,014     23,609    825,000    37,420     28,015      825,000      42,197      32,792
   4          67,884      825,000    43,320     35,091    825,000    50,625     42,396      825,000      58,871      50,642
   5          87,029      825,000    53,258     46,204    825,000    64,221     57,168      825,000      77,072      70,018
   6         107,130      825,000    62,841     56,963    825,000    78,173     72,295      825,000      96,898      91,020
   7         128,237      825,000    72,276     67,573    825,000    92,722     88,019      825,000     118,803     114,101
   8         150,398      825,000    81,535     78,008    825,000   107,918    104,391      825,000     142,923     139,396
   9         173,668      825,000    90,698     88,347    825,000   123,822    121,471      825,000     169,570     167,219
  10         188,102      825,000    99,342     98,166    825,000   140,019    138,843      825,000     198,568     197,392
  15         339,862      825,000   135,823    135,823    825,000   227,802    227,802      825,000     391,883     391,883
  20         520,789      825,000   144,295    144,295    825,000   313,551    313,551      825,000     695,731     695,731
  25         751,702      825,000   120,020    120,020    825,000   376,381    376,381    1,252,649   1,192,999   1,192,999
  40       1,902,596           0          0          0         0          0          0    5,020,947   4,874,706   4,874,706

(1) Assumes annual premium payments of $15,000 paid in full at beginning of each Policy year. The values would vary from those shown if the amount or frequency of payments varies.

(2) Assumes that no Policy loan or partial withdrawal has been made and no optional insurance riders have been selected. Zero values in the Death Benefit column indicate Policy lapse in the absence of sufficient additional premium payments.

(3)  Alternative Death Benefit applies.

                     MALE ISSUE AGE 55, FEMALE ISSUE AGE 53
                      STANDARD NONSMOKER UNDERWRITING RISK
                 FACE AMOUNT: $825,000---DEATH BENEFIT OPTION B
                                CURRENT CHARGES

                                     VALUES BASED ON ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN OF
                          -----------------------------------------------------------------------------------------------------
            PREMIUMS                0% (1) (2)                        6% (1) (2)                         12% (1) (2)
END OF    ACCUMULATED     -------------------------------   -------------------------------   ---------------------------------
POLICY   AT 5% INTEREST     DEATH     POLICY    SURRENDER     DEATH     POLICY    SURRENDER     DEATH      POLICY     SURRENDER
 YEAR     PER YEAR (1)     BENEFIT     VALUE      VALUE      BENEFIT     VALUE      VALUE      BENEFIT      VALUE       VALUE
------   --------------   ---------   -------   ---------   ---------   -------   ---------   ---------   ---------   ---------
   1          15,750        838,750    13,750      5,040      839,620    14,620      5,911      840,490      15,490       6,784
   2          32,288        852,228    27,228     17,776      854,832    29,832     20,388      857,542      32,542      23,106
   3          49,652        865,390    40,390     30,985      870,609    45,609     36,204      876,257      51,257      41,852
   4          67,884        878,234    53,234     45,005      886,994    61,994     53,765      896,831      71,831      63,602
   5          87,029        890,782    65,782     58,728      903,975    78,975     71,921      919,410      94,410      87,356
   6         107,130        903,005    78,005     72,126      921,567    96,567     90,689      944,248     119,248     113,370
   7         128,237        915,151    90,151     85,449      940,096   115,096    110,393      971,772     146,772     142,069
   8         150,398        927,232   102,232     98,705      959,535   134,535    131,008    1,002,237     177,237     173,710
   9         173,668        939,352   114,352    112,000      980,018   155,018    152,666    1,036,039     211,039     208,688
  10         188,102        951,062   126,062    124,887    1,001,167   176,167    174,991    1,073,097     248,097     246,921
  15         339,862      1,006,124   181,124    181,124    1,120,803   295,803    295,803    1,323,581     498,581     498,581
  20         520,789      1,044,087   219,087    219,087    1,254,414   429,414    429,414    1,717,303     892,303     892,303
  25         751,702      1,070,641   245,641    245,641    1,413,919   588,919    588,919    2,366,054   1,541,054   1,541,054
  40       1,902,596              0         0          0    1,699,720   874,720    874,720    7,501,945   6,676,945   6,676,945

(1) Assumes annual premium payments of $15,000 paid in full at beginning of each Policy year. The values would vary from those shown if the amount or frequency.

(2) Assumes that no Policy loan or partial withdrawal has been made and no optional insurance riders have been selected. Zero values in the Death Benefit column indicate Policy lapse in the absence of sufficient additional premium payments.

                     MALE ISSUE AGE 55, FEMALE ISSUE AGE 53
                      STANDARD NONSMOKER UNDERWRITING RISK
                 FACE AMOUNT: $825,000---DEATH BENEFIT OPTION B
                               GUARANTEED CHARGES

                                    VALUES BASED ON ASSUMED HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN OF
                          ---------------------------------------------------------------------------------------------------
            PREMIUMS               0% (1) (2)                       6% (1) (2)                         12% (1) (2)
END OF    ACCUMULATED     -----------------------------   -------------------------------   ---------------------------------
POLICY   AT 5% INTEREST    DEATH    POLICY    SURRENDER     DEATH     POLICY    SURRENDER     DEATH      POLICY     SURRENDER
 YEAR     PER YEAR (1)    BENEFIT    VALUE      VALUE      BENEFIT     VALUE      VALUE      BENEFIT      VALUE       VALUE
------   --------------   -------   -------   ---------   ---------   -------   ---------   ---------   ---------   ---------
   1          15,750      836,344    11,344      2,508      837,104    12,104      3,269      837,865      12,865       4,031
   2          32,288      847,418    22,418     12,704      849,650    24,650     14,944      851,976      26,976      17,277
   3          49,652      858,172    33,172     23,767      862,600    37,600     28,195      867,402      42,402      32,997
   4          67,884      868,589    43,589     35,360      875,946    50,946     42,716      884,256      59,256      51,027
   5          87,029      878,653    53,653     46,599      889,711    64,711     57,657      902,681      77,681      70,628
   6         107,130      888,366    63,366     57,488      903,853    78,853     72,975      922,780      97,780      91,902
   7         128,237      897,928    72,928     68,226      918,605    93,605     88,903      944,999     119,999     115,297
   8         150,398      907,301    82,301     78,774      934,005   109,005    105,478      969,462     144,462     140,935
   9         173,668      916,553    91,553     89,201      950,095   125,095    122,743      996,458     171,458     169,107
  10         188,102      925,250   100,250     99,074      966,431   141,431    140,255    1,025,771     200,771     199,596
  15         339,862      960,444   135,444    135,444    1,052,491   227,491    227,491    1,216,923     391,923     391,923
  20         520,789      961,983   136,983    136,983    1,123,318   298,318    298,318    1,488,132     663,132     663,132
  25         751,702      940,388   115,388    115,388    1,183,744   358,744    358,744    1,898,640   1,073,640   1,073,640
  40       1,902,596           0          0          0            0         0          0    4,230,866   3,405,866   3,405,866

(1) Assumes annual premium payments of $15,000 paid in full at beginning of each Policy year. The values would vary from those shown if the amount or frequency.

(2) Assumes that no Policy loan or partial withdrawal has been made and no optional insurance riders have been selected. Zero values in the Death Benefit column indicate Policy lapse in the absence of sufficient additional premium payments.

                             ADDITIONAL INFORMATION

    A general overview of the Policies appears at pages 1 through 23. The additional information that follows gives more details, but generally does not repeat what is set forth above.

CONTENTS OF ADDITIONAL                     PAGE TO SEE
INFORMATION                             IN THIS PROSPECTUS
-----------                             ------------------
Fortis Benefits Insurance Company.....          24
The Separate Account..................          25
The Funds.............................          25
Investment Advisors...................          26
Tax Effects...........................          27
Voting Privileges.....................          31
Your Beneficiary......................          31
Assigning Your Policy.................          32
More About Policy Charges.............          32
Effective Date of Policy and Related
 Transactions.........................          33
More About Our General Account
 Option...............................          34
Distribution of the Policies..........          34
Payment of Policy Proceeds............          35
Adjustments to Death Benefit..........          36
Additional Rights That We Have........          36
Performance Information...............          36
Our Reports to Policy Owners..........          37
Fortis Benefits Management............          37
Legal Matters.........................          37
Independent Auditors..................          37
Actuarial Experts.....................          38
Financial Statements..................          38

    SPECIAL WORDS AND PHRASES. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the end of this prospectus (page 33). That index will tell you on what page you can read more about many of the words and phrases that we use.

FORTIS BENEFITS INSURANCE COMPANY

    We are Fortis Benefits Insurance Company ("Fortis"), a stock life insurance company that was founded in 1910. Fortis is a Minnesota corporation and is qualified to sell life insurance and annuity contracts in all states except New York. Fortis is an indirect, wholly-owned subsidiary of Fortis, Inc. which is itself indirectly owned 50% by Fortis (NL) N.V. and 50% by Fortis (B). Fortis, Inc. manages the United States operations for these two companies.

    Fortis (NL) N.V. of the Netherlands and Fortis (B) of Belgium, are diversified financial services companies. Fortis (NL) N.V. and Fortis (B) have merged their operating companies under the trade name of Fortis.

    Effective April 1, 2001, Fortis Benefits contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford L&A"), a subsidiary of The Hartford Financial Services Group. Although Fortis Benefits remains responsible for all contract terms and conditions, Hartford L&A is responsible for servicing the contracts, including the payment of benefits, oversight of investment management (i.e., the available investment portfolios) and overall contract administration. This was part of a larger transaction whereby Hartford L&A reinsured all of the individual life insurance and annuity business of Fortis Benefits.

                                FORTIS' RATINGS

                       EFFECTIVE DATE
RATING AGENCY            OF RATING       RATING     BASIS OF RATING
---------------------  --------------   --------   ------------------
A.M. Best and
Company, Inc.              9/26/01          A      Financial strength
Standard & Poor's          9/20/01         AA-     Financial security
                                                   characteristics

    These ratings apply to Fortis' ability to meet its obligations under the Policies. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

    We hold the Mutual Fund shares in which any of your policy value is invested in our Variable Account C. Variable Account C is a "separate account," as defined by the SEC and is registered as a unit investment trust with the SEC under the Investment Company Act of 1940. We created the separate account on March 16, 1986 under Minnesota law.

    For record keeping and financial reporting purposes, Variable Account C is divided into separate subaccounts each corresponding to one of the available investment options (other than our general account option). We hold the Fund shares in which we invest your policy value for an investment option in its corresponding subaccount.

    The assets in the separate account are our property. Nevertheless, the assets in the separate account would be available only to satisfy the claims of owners of the Policies, to the extent they have allocated their policy value to the separate account. Our other creditors could reach only those separate account assets (if any) that are in excess of the amount of our reserves and liabilities under the Policies with respect to the separate account.

THE FUNDS

    The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same investment portfolio managers as the retail mutual funds. You choose the Sub-Accounts that meet your investment style.

    We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this prospectus before investing.

    The Funds may not be available in all states.

    You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

    The investment goals for each of the Funds are as follows:

HARTFORD MONEY MARKET HLS FUND (formerly Money Market Series) -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (formerly U.S. Government Securities Series) -- Seeks to maximize total return while providing a high level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD BOND HLS FUND (formerly Diversified Income Series) -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD MULTISECTOR BOND HLS FUND (formerly Multisector Bond Series) -- Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Sub-advised by A I M Capital Management, Inc.

HARTFORD HIGH YIELD HLS FUND (formerly High Yield Series) -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please read the prospectus for this Fund. Sub-advised by HIMCO.

HARTFORD INTERNATIONAL STOCK II HLS FUND (formerly International Stock
Series II) -- Seeks long-term growth of capital. Sub-advised by T. Rowe Price International, Inc.

HARTFORD INTERNATIONAL STOCK HLS FUND (formerly International Stock Series) -- Seeks long-term capital appreciation. Sub-advised by Lazard Asset Management.

HARTFORD GLOBAL LEADERS HLS FUND (formerly Global Growth Series) -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GLOBAL EQUITY HLS FUND (formerly Global Equity Series) -- Seeks capital appreciation. Sub-advised by Massachusetts Financial Services Company.

HARTFORD ADVISERS HLS FUND (formerly Asset Allocation Series) -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD AMERICAN LEADERS HLS FUND (formerly American Leaders Series) -- Seeks long-term growth of capital. The secondary objective is to provide income. Sub-advised by Federated Investment Management Company.

HARTFORD VALUE OPPORTUNITIES HLS FUND (formerly Value Series) -- Seeks short and long term capital appreciation. Sub-advised by Wellington.

HARTFORD CAPITAL OPPORTUNITIES HLS FUND (formerly Capital Opportunities Series) -- Seeks capital appreciation. Sub-advised by Massachusetts Financial Services, Inc.

HARTFORD GROWTH AND INCOME HLS FUND (formerly Growth & Income Series) -- Seeks growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD INDEX HLS FUND (formerly S&P 500 Index) -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by HIMCO.

HARTFORD BLUE CHIP STOCK HLS FUND (formerly Blue Chip Stock Series) -- Seeks long-term growth of capital. Current income is a secondary objective. Sub-advised by T. Rowe Price Associates, Inc.

HARTFORD BLUE CHIP STOCK II HLS FUND (formerly Blue Chip Stock Series II) -- Seeks long-term growth of capital with a secondary objective of current income. Sub-advised by AIM Capital Management, Inc.

HARTFORD LARGE CAP GROWTH HLS FUND (formerly Large Cap Growth Series) -- Seeks long-term growth of capital. Sub-advised by Alliance Capital Management Company.

HARTFORD INVESTORS GROWTH HLS FUND (formerly Investors Growth Series) -- Seeks to provide long-term growth of capital and future income rather than current income. Sub-advised by Massachusetts Financial Services Company.

HARTFORD MIDCAP STOCK HLS FUND (formerly Mid Cap Stock Series) -- Seeks total investment returns, including capital appreciation and income that consistently outperform the Standard & Poor's 400 MidCap Index ("S&P MidCap"). Sub-advised by The Dreyfus Corporation.

HARTFORD GROWTH OPPORTUNITIES HLS FUND (formerly Growth Stock Series) -- Seeks long-term capital appreciation. Sub-advised by Wellington.

HARTFORD SMALL CAP VALUE HLS FUND (formerly Small Cap Value Series) -- Seeks capital appreciation. Sub-advised by Berger, LLC.

HARTFORD SMALL CAP GROWTH HLS FUND (formerly Aggressive Growth Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington.

    International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets.

INVESTMENT ADVISORS

    Hartford HLS Funds are sponsored and administered by Hartford. Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Index HLS Fund and Hartford Money Market HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

    Hartford Series Fund, Inc. is a Maryland Corporation registered with the Securities and Exchange Commission as an as an open-end management investment company. Hartford High Yield HLS Fund, Hartford Global Leaders HLS Fund and Hartford Growth and Income HLS Fund are series of Hartford Series Fund, Inc.

    Hartford HLS Series Fund II, Inc. is a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford U.S. Government Securities HLS Fund, Hartford Multisector Bond HLS Fund, Hartford International Stock HLS Fund, Hartford

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International Stock II HLS Fund, Hartford Global Equity HLS Fund, Hartford
American Leaders HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford Blue Chip Stock II HLS Fund, Hartford Large Cap Growth HLS Fund, Hartford Investors Growth HLS Fund, Hartford Mid Cap Stock HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Small Cap Value HLS Fund and Hartford Small Cap Growth HLS Fund are series of the Hartford HLS Series Fund II, Inc., formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, U.S. Government Securities Series, Multisector Bond Series, High Yield Series, International Stock Series, International Stock Series II, Global Growth Series, Global Equity Series, American Leaders Series, Value Series, Capital Opportunities Series, Growth & Income Series, Blue Chip Stock, Blue Chip Stock Series II, Large Cap Growth Series, Investors Growth Series, Mid Cap Stock Series, Growth Stock Series, Small Cap Value Series and Aggressive Growth Series.

    HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to the Funds.

    Hartford Global Leaders HLS Fund, Hartford Advisers HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth Opportunities HLS Fund, and Hartford Small Cap Growth HLS Fund are sub-advised by Wellington Management Company, LLP ("Wellington").

    Hartford Money Market HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Bond HLS Fund, Hartford High Yield HLS Fund, and Hartford Index HLS Fund are sub-advised by Hartford Investment Management Company ("HIMCO").

    Hartford Multisector Bond HLS Fund and Hartford Blue Chip Stock II HLS Fund are sub-advised by A I M Capital Management, Inc.

    Hartford International Stock HLS Fund is sub-advised by Lazard Asset Management.

    Hartford International Stock II HLS Fund is sub-advised by T. Rowe Price International, Inc.

    Hartford Blue Chip Stock HLS Fund is sub-advised by T. Rowe Price Associates, Inc.

    Hartford Global Equity HLS Fund, Hartford Capital Opportunities HLS Fund and Hartford Investors Growth HLS Fund are sub-advised by Massachusetts Financial Services Company.

    Hartford Large Cap Growth HLS Fund is sub-advised by Alliance Capital Management L.P.

    Hartford Mid Cap Stock HLS Fund is sub-advised by The Dreyfus Corporation.

    Hartford Small Cap Value HLS Fund is sub-advised by Berger LLC, which has contracted with Perkins, Wolf, McDonnell & Company to provide day-to-day investment management for the Series.

    Hartford American Leaders HLS Fund is sub-advised by Federated Investment Management Company.

    The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

TAX EFFECTS

    This discussion is based on current federal income tax law and interpretations. It assumes that the Policy owner is a natural person who is a U.S. citizen and resident. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens, may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax adviser.

    GENERAL. A Policy will be treated as "life insurance" for federal income tax purposes if (a) it meets the definition of life insurance under
Section 7702 of the Internal Revenue Code of 1986 ("the Code"), and (b) for as long as the investments made by the underlying Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe it is reasonable to conclude that the Policies will meet these requirements and that:

- the death benefit received by the beneficiary under your Policy will not be subject to federal income tax; and

- increases in your policy value as a result of interest or investment experience will not be subject to federal income tax unless and until there are certain distributions from your Policy, such as a surrender or a partial withdrawal.

    The federal income tax consequences of a distribution from your Policy can be affected by whether your Policy is determined to be a "modified endowment contract" (which is discussed below). In all cases, however, the character of all income that is described below as taxable to the payee will be ordinary income (as opposed to capital gain).

    DEFINITION OF LIFE INSURANCE. The manner in which the Section 7702 definition of life insurance test should be applied to certain features of the Policy is not directly addressed by the Code, nor has guidance been issued to date under Section 7702. In the absence of such guidance there is necessarily some uncertainty as to whether a Policy will meet the definition of life insurance, especially if it insures a substandard risk. In such an event, we reserve the right to modify the Policy, to the extent possible and appropriate, to qualify it as a life insurance contract under Section 7702. If a Policy were determined not to be a life insurance contract, the Policy would not provide most of the tax advantages normally provided by a life policy.

    DIVERSIFICATION. Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure by us to comply with these regulations would disqualify, your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Our separate account, through the Funds, intends to comply with these requirements.

    In connection with the issuance of the temporary diversification regulations, the Treasury Department stated that it anticipated the issuance of guidelines prescribing the circumstances in which the ability of a policy owner to direct his or her investment to particular Funds within a separate account may cause the policy owner, rather than the insurance company, to be treated as the owner of the assets in the account. If you were considered the owner of the assets of the separate account, income and gains from the account would be included in your gross income for federal income tax purposes. Under current law, however, we believe that Fortis, and not the owner of a Policy, would be considered the owner of the assets of our separate account.

    MODIFIED ENDOWMENT CONTRACT STATUS. Your Policy will be a "modified endowment contract" if, at any time during the first seven Policy years, you have paid a cumulative amount of premiums that exceeds the premiums that would have been paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits after the payment of seven level annual premiums. This is called the "seven-pay" test.

    Whenever there is a "material change" under a Policy, the Policy will generally be (a) treated as a new contract for purposes of determining whether the Policy is a modified endowment contract, and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy value at the time of such change. A materially changed Policy would be considered a modified endowment if it failed to satisfy the new seven-pay limit. A material change for these purposes could occur as a result of a change in death benefit option, the selection of additional rider benefits, an increase in your Policy's face amount of coverage, and certain other changes.

    If your Policy's benefits are reduced, the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in face amount you request or, in some cases, a partial withdrawal or termination of additional benefits under a rider.) If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the Policy will become a modified endowment contract. A life insurance policy that is received in tax-free exchange for a modified endowment contract will also be considered a modified endowment contract.

    OTHER EFFECTS OF POLICY CHANGES. Changes made to your Policy (for example, a decrease in benefits or a lapse or reinstatement of your Policy) may also have other effects on your Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of policy value that may be maintained under your Policy.

    TAXATION OF PRE-DEATH DISTRIBUTION IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your Policy remains in force during the insured person's lifetime, as a non-modified endowment contract, a Policy loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest paid on the loan generally will not be tax deductible.

    After the first 15 Policy years, the proceeds from a partial withdrawal will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Policy. Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable. During the first 15 Policy years, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy value exceeds your basis in your Policy.

    Upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax. In addition, if a Policy terminates after a grace period while there is a policy loan, the cancellation of such loan and accrued loan interest will be treated as a distribution and could be subject to tax under the above rules. Finally, If you make an assignment of rights or benefits under your Policy you may be deemed to have received a distribution from your Policy, all or part of which may be taxable.

    TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. If your Policy is a modified endowment contract, any distribution from your Policy during the insured person's lifetime will be taxed on an "income-first" basis. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or partial withdrawal. Any such distributions will be considered taxable income to you to the extent your policy value exceeds your basis in the Policy. For modified endowment contracts, your basis is similar to the basis described above for other Policies, except that it also would be increased by the amount of any prior loan under your Policy that was considered taxable income to you. For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by the same insurer (or its affiliate) to the same owner (excluding certain qualified plans) during any calendar year are aggregated. The U.S. Treasury Department has authority to prescribe additional rules to prevent avoidance of "income-first" taxation on distributions from modified endowment contracts.

    A 10% penalty tax also will apply to the taxable portion of most distributions from a Policy that is a modified endowment contract. The penalty tax will not, however, apply to distributions (i) to taxpayers 59 1/2 years of age or older, (ii) in the case of a disability (as defined in the Code) or
(iii) received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. If your Policy terminates after a grace period while there is a Policy loan, the cancellation of such loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the Policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

    Distributions that occur during a Policy year in which your Policy becomes a modified endowment contract, and during any subsequent Policy years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a Policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. The Treasury Department has been authorized to prescribe rules which would treat similarly other distributions made in anticipation of a policy becoming a modified endowment contract.

    POLICY LAPSES AND REINSTATEMENTS. A Policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

    ACCELERATED BENEFIT RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the Code, are generally excludable from the payee's gross income. We believe that the benefits provided under our accelerated benefit rider meet the Code's definition of terminally ill and can qualify for this income tax exclusion. This exclusion does not apply, however, to amounts paid to someone other than the insured person, if the payee has an insurable interest in the insured person's life because the insured is a director, officer or employee of the payee or by reason of the insured person being financially interested in any trade or business carried on by the payee.

    ESTATE AND GENERATION SKIPPING TAXES. If the insured person is the Policy's owner, the death benefit under a Policy will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, under certain conditions, only an amount approximately equal to the surrender value of the Policy would be includable. Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates less than $625,000 (or larger amounts specified in the Code to commence in certain future years) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes.

    As a general rule, if a "transfer" is made to a person two or more generations younger than the Policy's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

    The particular situation of each Policy owner, insured person or beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

    EMPLOYEE BENEFIT PROGRAMS. Complex rules may apply when a Policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of employee benefits. These Policy owners must consider whether the Policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the Policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

    ERISA. Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. You should consult a qualified legal adviser.

    OUR TAXES. The operations of our Variable Account C are reported in our federal income tax return, but we currently pay no income tax on the separate account's investment income and capital gains, because these items are, for tax purposes, reflected in our variable life insurance policy reserves. Therefore, no charge is currently being made to the separate account for taxes. We reserve the right to make a charge in the future for taxes incurred; for example, a charge to the separate account for income taxes incurred by us that are attributable to the Policies.

    We may have to pay state, local or other taxes in addition to applicable taxes based on premiums.

At present, these taxes are not substantial. If they increase, charges may be made for such taxes when they are attributable to our separate account or to the Policies.

    The Funds in which your policy value is invested may elect to pass through to Fortis taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to Fortis Benefits. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to Fortis Benefits.

    WHEN WE WITHHOLD INCOME TAXES. Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your Policy. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

    TAX CHANGES. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, If you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

VOTING PRIVILEGES

    You will be entitled to instruct us how to vote the Fund shares held in the subaccounts of Variable Account C and attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes you are entitled to direct with respect to a particular subaccount is equal to one vote for each $100 in policy value in that subaccount. Fractional votes will be recognized. Variable Account C will vote all shares of each Fund that it holds of record in the same proportions as those shares for which we have received instructions from owners participating in that Fund through the separate account.

    If you are entitled to give us voting instructions, we will send you proxy material and a form for providing such instructions. In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and detail the reasons in our next report to Policy owners.

    Fortis Benefits reserves the right to modify these procedures in any manner consistent with applicable legal requirements and interpretations as in effect from time to time.

YOUR BENEFICIARY

    You name your beneficiary when you apply for a Policy. The beneficiary is entitled to the insurance benefits of the Policy. You may change the beneficiary during the insured person's lifetime. We also require the consent of any irrevocably named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

ASSIGNING YOUR POLICY

    You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason, if we agree. Two copies of the assignment must be forwarded to us. We are not responsible for any payment we make or any action taken before we receive due and complete notice of the assignment in good order. Nor are we responsible for the validity of the assignment. An absolute assignment is a change of ownership. All collateral assignees of record must consent to any full surrender, partial withdrawal, loan or payment from a Policy under an accelerated benefit rider. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary, you should consult a qualified tax adviser prior to making an assignment.

MORE ABOUT POLICY CHARGES

    PURPOSE OF OUR CHARGES. The charges under the Policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the Policies. They are also designed, in the aggregate, to compensate us for the risks we assume and services that we provide under the Policies. These include mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay); investment risks (such as the risk that adverse investment performance will make it more costly for us to provide the guaranteed death benefit or reduce the amount of our charge fee revenues below what we anticipate); sales risks (such as the risk that the number of Policies we sell and the premiums we receive, net of withdrawals, are less than we expect thereby depriving us of expected economies of scale); regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and expense risks (such as the risk that the costs of administrative services that the Policies require us to provide will exceed what we currently project).

    If the charges that we collect from the Policies exceed our total costs in connection with the Policies, we will earn a profit. Otherwise we will incur a loss.

    The monthly Policy issuance expense charge is primarily intended to defray expenses incurred in underwriting and processing applications, and in issuing the Policies. The monthly administrative charge that we deduct has been designed primarily to compensate us for the continuing administrative functions we perform in connection with the Policies. The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policies as insured persons die.

    Any excess from the charges discussed in the preceding paragraph, as well as revenues from the premium tax and sales expense charge, and from the daily charge for mortality and expense risks, are primarily intended (a) to defray other unreimbursed administrative expenses, costs of paying sales commissions and other marketing expenses for the Policies, and costs of paying death claims if the mortality experience of insured persons is worse than we expect), (b) to compensate us for the risks we assume under the Policies, or (c) to compensate us for state and local taxes we have to pay when we receive a premium from you, as well as similar federal taxes we incur as a result of premium payments or
(d) otherwise to be retained by us as profit. The surrender charge has also been designed primarily for these purposes.

    Although the preceding paragraphs describe the primary purposes for which charges under the Policies have been designed, these distinctions are imprecise and subject to considerable change over the life of a Policy. We have full discretion to retain or use the revenues from any charge or charge increase for any purpose, whether or not related to the Policies.

    CHANGE OF SMOKER STATUS. If the person insured under your Policy is a smoker, you may apply to us for an improved risk class if the insured person meets our then applicable requirements for demonstrating that he or she has ceased smoking for a sufficient period. Any change from smoker to non-smoker risk class will take effect on the next monthly anniversary, and the non-smoker rates for the coverage under the Policy will be applied retroactively for the 12 months prior to the date of the change.

    GENDER NEUTRAL POLICIES. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, rating class and smoker status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of a policy in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII,

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optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

    COST OF INSURANCE RATES. Because of face amount increases, different cost of insurance rates may apply to different increments of face amount under your Policy. If so, we attribute your policy value in proportion to the increments of face amount in order to compute our net amount at risk at each cost of insurance rate. See "Monthly Insurance Charge."

EFFECTIVE DATE OF POLICY AND RELATED TRANSACTIONS

    VALUATION DATES, TIMES, AND PERIODS. We generally compute values under Policies on each day that we are open for business except, with respect to any investment option, days on which the related Fund does not value its shares. We call each such day a "valuation date."

    We compute policy values as of 3:00 p.m., Central time, on each valuation date. We call this our "close of business." We call the time from the close of business on one valuation date to the close of business of the next valuation date a "valuation period."

    DATE OF RECEIPT. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in full and proper order at our Service Center. If we receive it after the close of business on any valuation date, however, we consider that we have received it on the day following that valuation date.

    COMMENCEMENT OF INSURANCE COVERAGE. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a Policy to you and if so, what the insured person's insurance risk class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the owner and at least the first premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the insured person's health or risk of death. However, if you pay at least the minimum first premium payment with your application for a Policy, we will provide temporary coverage of up to $300,000 if the insured person meets certain medical and risk requirements. The terms and conditions of this coverage are described in our "Temporary Insurance Agreement." You can obtain a copy from our Service Center by writing to the address shown on the first page of this prospectus or from your sales representative.

    POLICY DATE, POLICY MONTHS AND YEARS. After we approve an application for a Policy and assign an appropriate insurance risk class, we prepare the Policy. The day we begin to deduct charges will appear on your Policy schedule and is called the "policy date." The policy date will ordinarily be within three days after the date the application is approved. Policy months and years are measured from the policy date. In order to preserve a younger age at issue for the insured person we may assign a policy date to a Policy that is up to 6 months earlier than otherwise would apply.

    MONTHLY ANNIVERSARIES. Each charge that we deduct monthly is assessed against your policy value at the close of business on the date of issue and at the end of each subsequent valuation period that includes the first day of a Policy month. We call these "monthly anniversaries."

    COMMENCEMENT OF INVESTMENT PERFORMANCE. The first premium payment will be allocated automatically to the general account as of the later of the policy date or the date the payment is received, and assuming the Policy goes into effect, will earn a rate of return. These payments will be held in the general account generally until the twentieth day after the Policy is issued and insurance coverage commences. Then, all premiums plus any earnings will be re-allocated among the general account and the variable investment options according to the selections you have made.

    EFFECTIVE DATE OF OTHER PREMIUM PAYMENTS AND REQUESTS THAT YOU
MAKE. Premium payments (after the first) and transactions implemented in response to requests and elections made by you are generally effected at the end of the valuation period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

- Increases or decreases you request in the face amount of insurance or changes in the death benefit option take effect on the Policy's monthly anniversary on or next following (1) the date we receive your request or (2) if we require evidence of insurability, the date we approve your request;

- We may return premium payments if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law;

- If you exercise the right to return your Policy described on the first page of this prospectus, your coverage will end when you mail us your Policy or deliver it to your sales representative; and

- If you pay a premium in connection with a request which requires our approval, your payment will be applied when received rather than following the effective date of the change requested so long as your coverage is in force and the amount paid will not cause you to exceed premium limitations under the Code. If we do not approve your request, no premium will be refunded to you except to the extent necessary to cure any violation of the maximum premium limitations under the Code. This procedure will not apply to premiums remitted in connection with reinstatement requests.

MORE ABOUT OUR GENERAL ACCOUNT OPTION

    OUR GENERAL ACCOUNT. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Policy's general account option. Because of applicable exemptive provisions, no interest in this option has been registered under the Securities Act of 1933; nor is our general account an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account option. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    HOW WE DECLARE INTEREST. We can at any time change the rate of interest we are paying on any policy value allocated to our general account option, but it will always be at an effective annual rate of at least 4%.

    Under these procedures, it is likely that at any time different interest rates will apply to different portions of your policy value, depending on when each portion was allocated to our general account option. Any charges, partial withdrawals, or loans that we take from any policy value that you have in our account option will be taken from each portion in reverse chronological order based on the date that policy value was allocated to this option.

DISTRIBUTION OF THE POLICIES

    Woodbury Financial Services, Inc. ("Woodbury Financial") is the principal underwriter of the Policies. Its principal office is 500 Bielenberg Drive, Woodbury, MN 55125. Woodbury Financial is a Minnesota Corporation organized March 15, 1968. Woodbury Financial is an indirect subsidiary of the Hartford Financial Services, Inc. It is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Woodbury Financial is also the principal underwriter for Variable Account D of Fortis Benefits, First Fortis Life Insurance Company's Separate Account A, Fortis Advantage Portfolios, Inc., Fortis Bond Funds, Inc., Fortis Stock Funds, Inc., Fortis Tax-Free Portfolios, Inc., Fortis Money Fund, Inc., Fortis Income Portfolios, Inc., and Fortis Worldwide Portfolios, Inc.

    Fortis has an agreement with Woodbury Financial for promotion and distribution of the Policies. Woodbury Financial has sales agreements with its registered representatives, as well as various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

    As compensation for selling the Policies, Fortis Benefits will pay Woodbury Financial 110.5% of the premiums paid up to the first twelve recommended monthly minimum premiums, 4% of all other premiums paid during the first six years of the Policy and 2% of all premiums in excess of the target amount paid in Policy years seven through ten. We also pay Woodbury Financial .25% of unloaned policy value annually as a service fee from the eleventh Policy year. We also pay a general marketing allowance to Woodbury Financial not to exceed an amount agreed to in advance by Fortis Benefits and Woodbury Financial.

    Woodbury Financial pays compensation not in excess of these amounts to other broker-dealers and banks who sell the Policies. Fortis Benefits may pay alternative amounts for sales of the Policies under a flexible compensation plan, but the maximum value of any alternative amounts we pay is expected to be equivalent over time to the amounts described above.

    We pay a comparable amount of compensation for any increase of $25,000 or more in the face amount of coverage that you request. In addition, we may pay expense allowances, bonuses, wholesaler fees and training allowances.

    We pay the compensation from our own resources. These payments do not result in any additional charge to you that is not described in the prospectus. Each broker-dealer firm or bank, in turn compensates its registered representative or employee who acts as agent in selling you a Policy.

PAYMENT OF POLICY PROCEEDS

    GENERAL. We will pay any death benefit, surrender value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

    DELAY OF GENERAL ACCOUNT OPTION PROCEEDS. We have the right, however, to defer death benefit payments derived from that portion of your policy value this is allocated to the general account for up to two months; and all other payments or transfers of amounts out of our general account option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3.5% a year from the date we receive all items we require to make the payment.

    DELAY FOR CHECK CLEARANCE. We reserve the right to defer payment of that portion of your policy value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

    DELAY OF SEPARATE ACCOUNT PROCEEDS. We reserve the right to defer payment of any death benefit, loan or other distribution that is derived from that portion of your policy value that is allocated to Variable Account C, if
(a) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted;
(b) an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy value; or (c) the SEC by order permits the delay for the protection of owners. Transfers and allocations of policy value among the investment options may also be postponed under these circumstances. If we need to defer calculation of separate account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

    DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance Policy based on any material misstatements in your application and any application for a change in coverage. However,

- We cannot challenge the Policy after it has been in effect, during the lifetime of the insureds, for two years from the date the Policy was issued or reinstated. (Some states may require that we measure this time in some other way.)

- We cannot challenge any Policy change that requires evidence of insurability (such as an increase in face amount) after the change has been in effect for two years during the lifetime of the insureds.

- We cannot challenge an additional benefit rider that provides benefits in the event that the insured person becomes totally disabled, after two years from the later of the Policy's date of issue or the date as of which the additional benefit rider becomes effective.

ADJUSTMENTS TO DEATH BENEFIT

    SUICIDE. If either insured person commits suicide within two years after the date on which the Policy was issued, the death benefit will be limited to the total of all premiums that have been paid to the time of death minus any outstanding Policy loan and any partial withdrawals. If either insured person commits suicide within two years after the effective date of an increase in face amount that you requested, we will pay the death benefit based on the face amount which was in effect before the increase, plus the monthly insurance deductions for the increase. Some states require that we compute differently these periods for non-contestability following a suicide.

    WRONG AGE OR SEX. If the age or gender of either insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

    DEATH DURING GRACE PERIOD. If the insured person dies during the Policy's grace period, we will deduct any overdue monthly charges from the insurance proceeds.

ADDITIONAL RIGHTS THAT WE HAVE

    We have the right at any time to:

- terminate the automatic rebalancing feature if your policy value falls below $2,000;

-  change the underlying Fund that any investment option uses;

- add or delete investment options, combine two or more investment options, or withdraw assets relating to the Policy from one investment option and put them into another;

- operate Variable Account C under the direction of a committee or discharge such a committee at any time;

- operate the separate account, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Our separate account may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish;

- do any of the following, if in our judgment necessary or appropriate to ensure that the Policies continue to qualify for tax treatment as life insurance: decline to change death benefit options or the face amount of insurance, refuse a partial withdrawal request, require you to pay additional premiums, make distributions from your Policy (which could require payment of taxes and penalties), or make any other changes in your Policy; or

- make other changes in the Policies that do not reduce any surrender value, death benefit, policy value, or other accrued rights or benefits.

PERFORMANCE INFORMATION

    From time to time, we may quote performance information for the subaccounts of the Variable Account C in advertisements, sales literature, or reports to owners or prospective investors.

    We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's policy value or death benefit. We also may present the yield or total return of the subaccount based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time; including periods beginning with the commencement of the operations of the subaccount or the Fund in which it invests. The performance information shown may reflect the deduction of one or more charges. We generally expect to exclude cost of insurance charges because of the individual nature of these charges.
    We may compare a subaccount's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, FORTUNE, FINANCIAL RATING, and THE WALL STREET JOURNAL. We also may advertise ratings of Fortis Benefits' financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

    Performance information for any subaccount reflects the performance of a hypothetical Policy and are not illustrative of how actual investment performance would affect the benefits under your Policy. Therefore, you should not consider such performance information to be an estimate or guarantee of future performance.

    If there are any significant changes in the underlying investments of an investment option that you are using, you will be notified as required by law. We intend to comply with applicable law in making any changes and, if necessary, we will seek Policy owner approval.

OUR REPORTS TO POLICY OWNERS

    We will mail you a report annually that includes information about your Policy's current death benefit, policy value, surrender value and policy loans. Notices will be sent to you to confirm premium payments, transfers and certain other Policy transactions. We will mail to you at your last known address of record, these and any other reports and communications required by law. You should therefore give us prompt written notice of any address change.

FORTIS BENEFITS MANAGEMENT

    The directors and executive officers, of Fortis Benefits are listed below, together with their principal occupations and business experience for the past five years:

OFFICER-DIRECTORS
-------------------------
Robert Brian Pollock       President, Chief Executive
(1)......................  Officer

Michael John Peninger      Executive Vice President
(3)......................  (President--Fortis Health)

Benjamin Cutler (4)......  Executive Vice President
                           (President--Group
                           Non-medical)

Larry M. Cains (1).......  Treasurer

OTHER DIRECTORS

J. Kerry Clayton (1).....  Chairman of the Board,
                           Director

Arie Aristide Fakkert      Director
(2)......................

A.W. Feagin (5)..........  Director

Leslie Silvester (1).....  Director

------------------------------

(1)  Address: Fortis Inc., One Chase Manhattan, New York, NY 10005.

(2)  Address: Fortis, Archmideslaan 6, 3500 GA Utrecht, The Netherlands.

(3)  Address: 2323 Grand Avenue, Kansas City, MO 64108.

(4)  Address: 515 West Wells, Milwaukee, WI 53201.

(5)  Address: 10 Glenlake Parkway NE, Suite 500, Atlanta, GA 30328.

LEGAL MATTERS

    We are not involved in any legal proceedings that would be considered material with respect to a Policy owner's interest in Variable Account C. Douglas R. Lowe, Esq., opined as to the validity of the Policies.

INDEPENDENT AUDITORS

    The audited statements of assets and liabilities of Fortis Benefits Insurance Company Variable Account C as of December 31, 2001 and the related audited statements of operations and changes in net assets for the period then ended, included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and were included herein in reliance upon the authority of said firm as experts in giving said report. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

    The audited financial statements for Fortis Benefits Insurance Company at December 31, 2001 and 2000 and for the years then ended and the audited statements of changes in net assets of Fortis Benefits Insurance Company Variable Account C for the year ended December 31, 2000 included in this registration statement have been audited by PricewaterhouseCoopers LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of PricewaterhouseCoopers LLP is 650 Third Avenue South, Suite 1300, Minneapolis, MN 55402.

    Ernst & Young LLP, independent auditors, have audited our Fortis Benefits Insurance Company financial statements for the year ended December 31, 1999, and the statement of operations and changes in net assets of Fortis Benefits Insurance Company Variable Account C for the year ended December 31, 1999, as set forth in their report. We've included these financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's report, given on their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 220 South Sixth Street, Suite 140, Minneapolis, Minnesota 55402.

ACTUARIAL EXPERTS

    Actuarial matters in this prospectus have been examined by Kay M. Doughty, ASA, MAAA, Staff Actuary. Her opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

FINANCIAL STATEMENTS

    The financial statements of Fortis Benefits and Variable Account C included in this Prospectus should be considered only as bearing upon the ability of Fortis Benefits to meet its obligations under the Policies.

    Fortis Benefits generally reinsures risks for non-group insurance in excess of $500,000 per insured with other insurance companies. See Notes to Fortis Benefits' financial statements.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO FORTIS BENEFITS INSURANCE COMPANY
VARIABLE ACCOUNT C AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Fortis Benefits Insurance Company Variable Account C (Fortis Series Fund, Inc. Growth Stock, U.S. Government Securities, Money Market, Asset Allocation, Diversified Income, Global Growth, Aggressive Growth, Growth & Income, High Yield, International Stock II, Multisector Bond, International Stock, Value, S&P 500 Index, Blue Chip Stock, Mid Cap Stock, Large Cap Growth, Small Cap Value, Global Equity, Investors Growth, Blue Chip II, Capital Opportunities, American Leaders subaccounts; (collectively, the Account), as of December 31, 2001, and the related statements of operations and the statement of changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of Fortis Benefits Insurance Company Variable Account C as of December 31, 2000 and 1999, were audited by other auditors whose reports dated April 6, 2001, and March 29, 2000 expressed unqualified opinions on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations and the changes in its net assets for the year then ended in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
March 20, 2002                                               ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
TO FORTIS BENEFITS INSURANCE COMPANY AND POLICYOWNERS
OF FORTIS BENEFITS INSURANCE COMPANY VARIABLE ACCOUNT C:

In our opinion, the accompanying statement of net assets and the related combined and separate statements of operations and changes in net assets present fairly, in all material respects, the financial position of Fortis Benefits Insurance Company Variable Account C, comprised of the Fortis
Series Fund, Inc. Growth Stock, U.S. Government Securities, Money Market, Asset Allocation, Diversified Income, Global Growth, Aggressive Growth, Growth & Income, High Yield, International Stock II (formerly Global Asset Allocation), Multisector Bond (formerly Global Bond), International Stock, Value, S & P 500, Blue Chip Stock, Mid Cap Stock, Large Cap Growth, Small Cap Value, American Leaders, Blue Chip II, Capital Opportunities, Global Equity, and Investors Growth Subaccounts thereof at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the year or period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fortis Benefits Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provides a reasonable basis for our opinion. The financial statements of the Fortis Benefits Insurance Company Variable Account C as of December 31, 1999, and for the year then ended were audited by other independent accountants whose report dated March 29, 2000, expressed an unqualified opinion on those statements.

April 6, 2001                                     /s/ PRICEWATERHOUSECOOPERS LLP

_____________________________________ SA-2 _____________________________________

 REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
BOARD OF DIRECTORS
FORTIS BENEFITS INSURANCE COMPANY

We have audited the accompanying individual and combined statement of operations and changes in net assets of the segregated subaccounts of Fortis Benefits Insurance Company Variable Account C (comprised of, the Fortis
Series Fund, Inc.'s Growth Stock, U.S. Government Securities, Money Market, Asset Allocation, Diversified Income, Global Growth, Aggressive Growth,
Growth & Income, High Yield, Global Asset Allocation, Global Bond, International Stock, Value, S & P 500, Blue Chip Stock, Mid Cap Stock, Large Cap Growth and Small Cap Value Subaccounts) for the period ended December 31, 1999. These financial statements are the responsibility of the management of Fortis Benefits Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and changes in net assets of each individual and combined portfolio of subaccounts of Fortis Benefits Insurance Company Variable Account C for the period described above, in conformity with accounting principles generally accepted in the United States.

Minneapolis, Minnesota
March 29, 2000                                                 /s/ ERNST & YOUNG

_____________________________________ SA-3 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                            FORTIS SERIES       FORTIS SERIES       FORTIS SERIES
                            FUND -- GROWTH    FUND -- U.S. GOV'T    FUND -- MONEY
                             STOCK SERIES     SECURITIES SERIES     MARKET SERIES
                           ----------------  --------------------  ---------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Growth Stock Series
    Shares 11,482,188
    Cost $333,878,287
      Market Value.......    $260,201,303          --                   --
    Fortis
     Series Fund -- U.S.
     Gov't Securities
     Series
    Shares 1,506,288
    Cost $15,944,368
      Market Value.......        --              $16,253,748            --
    Fortis
     Series Fund -- Money
     Market Series
    Shares 1,655,262
    Cost $18,805,296
      Market Value.......        --                --                $18,587,103
    Fortis
     Series Fund -- Asset
     Allocation Series
    Shares 4,314,765
    Cost $74,035,162
      Market Value.......        --                --                   --
    Fortis
     Series Fund --
     Diversified Income
     Series
    Shares 910,544
    Cost $10,163,284
      Market Value.......        --                --                   --
    Fortis
     Series Fund --
     Global Growth Series
    Shares 4,940,255
    Cost $96,766,923
      Market Value.......        --                --                   --
    Fortis
     Series Fund --
     Aggressive Growth
     Series
    Shares 5,814,610
    Cost $118,244,642
      Market Value.......        --                --                   --
    Fortis
     Series Fund --
     Growth & Income
     Series
    Shares 2,641,966
    Cost $46,991,775
      Market Value.......        --                --                   --
    Fortis
     Series Fund -- High
     Yield Series
    Shares 954,205
    Cost $8,454,672
      Market Value.......        --                --                   --
    Fortis
     Series Fund --
     International Stock
     Series II
    Shares 818,081
    Cost $9,957,688
      Market Value.......        --                --                   --
  Other Assets...........        --                        4            --
                             ------------        -----------         -----------
  Total Assets...........     260,201,303         16,253,752          18,587,103
                             ------------        -----------         -----------
LIABILITIES:
  Other Liabilities......             294          --                         25
                             ------------        -----------         -----------
  Net Assets (variable
   life contract
   liabilities)..........    $260,201,009        $16,253,752         $18,587,078
                             ============        ===========         ===========
  Net Assets for Fortis
   Benefits Insurance
   Company...............        --                --                   --
  Net Assets (variable
   life contract
   liabilities)..........    $260,201,009        $16,253,752         $18,587,078
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........       8,482,668            923,043           1,351,148
  Unit Values*...........    $  30.674430        $ 17.608886         $ 13.756513

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             FORTIS SERIES        FORTIS SERIES       FORTIS SERIES       FORTIS SERIES          FORTIS SERIES
                             FUND -- ASSET     FUND -- DIVERSIFIED    FUND -- GLOBAL    FUND -- AGGRESSIVE     FUND -- GROWTH &
                           ALLOCATION SERIES      INCOME SERIES       GROWTH SERIES       GROWTH SERIES          INCOME SERIES
                           -----------------  ---------------------  ----------------  --------------------  ---------------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Growth Stock Series
    Shares 11,482,188
    Cost $333,878,287
      Market Value.......        --                  --                   --                 --                     --
    Fortis
     Series Fund -- U.S.
     Gov't Securities
     Series
    Shares 1,506,288
    Cost $15,944,368
      Market Value.......        --                  --                   --                 --                     --
    Fortis
     Series Fund -- Money
     Market Series
    Shares 1,655,262
    Cost $18,805,296
      Market Value.......        --                  --                   --                 --                     --
    Fortis
     Series Fund -- Asset
     Allocation Series
    Shares 4,314,765
    Cost $74,035,162
      Market Value.......     $67,920,007            --                   --                 --                     --
    Fortis
     Series Fund --
     Diversified Income
     Series
    Shares 910,544
    Cost $10,163,284
      Market Value.......        --                $ 9,681,634            --                 --                     --
    Fortis
     Series Fund --
     Global Growth Series
    Shares 4,940,255
    Cost $96,766,923
      Market Value.......        --                  --                $89,797,037           --                     --
    Fortis
     Series Fund --
     Aggressive Growth
     Series
    Shares 5,814,610
    Cost $118,244,642
      Market Value.......        --                  --                   --               $95,571,251              --
    Fortis
     Series Fund --
     Growth & Income
     Series
    Shares 2,641,966
    Cost $46,991,775
      Market Value.......        --                  --                   --                 --                   $43,009,085
    Fortis
     Series Fund -- High
     Yield Series
    Shares 954,205
    Cost $8,454,672
      Market Value.......        --                  --                   --                 --                     --
    Fortis
     Series Fund --
     International Stock
     Series II
    Shares 818,081
    Cost $9,957,688
      Market Value.......        --                  --                   --                 --                     --
  Other Assets...........        --                          5            --                 --                     --
                              -----------          -----------         -----------         -----------            -----------
  Total Assets...........      67,920,007            9,681,639          89,797,037          95,571,251             43,009,085
                              -----------          -----------         -----------         -----------            -----------
LIABILITIES:
  Other Liabilities......               2            --                         73                 234                     64
                              -----------          -----------         -----------         -----------            -----------
  Net Assets (variable
   life contract
   liabilities)..........     $67,920,005          $ 9,681,639         $89,796,964         $95,571,017            $43,009,021
                              ===========          ===========         ===========         ===========            ===========
  Net Assets for Fortis
   Benefits Insurance
   Company...............        --                  --                   --                 --                     --
  Net Assets (variable
   life contract
   liabilities)..........     $67,920,005          $ 9,681,639         $89,796,964         $95,571,017            $43,009,021
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........       2,965,634              545,353           4,859,156           4,926,832              2,167,132
  Unit Values*...........     $ 22.902356          $ 17.752976         $ 18.479951         $ 19.398069            $ 19.846057

                                                   FORTIS SERIES
                              FORTIS SERIES           FUND --
                            FUND -- HIGH YIELD     INTERNATIONAL
                                  SERIES          STOCK SERIES II
                           --------------------  ------------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Growth Stock Series
    Shares 11,482,188
    Cost $333,878,287
      Market Value.......        --                    --
    Fortis
     Series Fund -- U.S.
     Gov't Securities
     Series
    Shares 1,506,288
    Cost $15,944,368
      Market Value.......        --                    --
    Fortis
     Series Fund -- Money
     Market Series
    Shares 1,655,262
    Cost $18,805,296
      Market Value.......        --                    --
    Fortis
     Series Fund -- Asset
     Allocation Series
    Shares 4,314,765
    Cost $74,035,162
      Market Value.......        --                    --
    Fortis
     Series Fund --
     Diversified Income
     Series
    Shares 910,544
    Cost $10,163,284
      Market Value.......        --                    --
    Fortis
     Series Fund --
     Global Growth Series
    Shares 4,940,255
    Cost $96,766,923
      Market Value.......        --                    --
    Fortis
     Series Fund --
     Aggressive Growth
     Series
    Shares 5,814,610
    Cost $118,244,642
      Market Value.......        --                    --
    Fortis
     Series Fund --
     Growth & Income
     Series
    Shares 2,641,966
    Cost $46,991,775
      Market Value.......        --                    --
    Fortis
     Series Fund -- High
     Yield Series
    Shares 954,205
    Cost $8,454,672
      Market Value.......      $ 6,509,776             --
    Fortis
     Series Fund --
     International Stock
     Series II
    Shares 818,081
    Cost $9,957,688
      Market Value.......        --                 $ 7,160,909
  Other Assets...........                7                   10
                               -----------          -----------
  Total Assets...........        6,509,783            7,160,919
                               -----------          -----------
LIABILITIES:
  Other Liabilities......        --                    --
                               -----------          -----------
  Net Assets (variable
   life contract
   liabilities)..........      $ 6,509,783          $ 7,160,919
                               ===========          ===========
  Net Assets for Fortis
   Benefits Insurance
   Company...............        --                    --
  Net Assets (variable
   life contract
   liabilities)..........      $ 6,509,783          $ 7,160,919
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........          576,878              692,998
  Unit Values*...........      $ 11.284501          $ 10.333239

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

_____________________________________ SA-5 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                           FORTIS SERIES  FORTIS SERIES
                              FUND --        FUND --      FORTIS SERIES
                            MULTISECTOR   INTERNATIONAL   FUND -- VALUE
                            BOND SERIES   STOCK SERIES       SERIES
                           -------------  -------------  ---------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Multisector Bond
     Series
    Shares 324,898
    Cost $3,509,559
      Market Value.......   $ 3,601,758        --             --
    Fortis
     Series Fund --
     International Stock
     Series
    Shares 2,766,381
    Cost $8,815,001
      Market Value.......       --         $28,843,679        --
    Fortis
     Series Fund -- Value
     Series
    Shares 1,744,551
    Cost $26,484,240
      Market Value.......       --             --          $25,875,873
    Fortis
     Series Fund -- S&P
     500 Index Series
    Shares 4,188,634
    Cost $76,370,293
      Market Value.......       --             --             --
    Fortis
     Series Fund -- Blue
     Chip Stock Series
    Shares 3,089,639
    Cost $54,787,070
      Market Value.......       --             --             --
    Fortis
     Series Fund -- Mid
     Cap Stock Series
    Shares 932,517
    Cost $9,384,985
      Market Value.......       --             --             --
    Fortis
     Series Fund -- Large
     Cap Growth Series
    Shares 1,738,358
    Cost $22,143,973
      Market Value.......       --             --             --
    Fortis
     Series Fund -- Small
     Cap Value Series
    Shares 1,326,894
    Cost $15,323,638
      Market Value.......       --             --             --
    Fortis
     Series Fund --
     Global Equity Series
    Shares 318,563
    Cost $3,001,599
      Market Value.......       --             --             --
    Fortis
     Series Fund --
     Investors Growth
     Series
    Shares 627,484
    Cost $5,420,986
      Market Value.......       --             --             --
  Other Assets...........       --                  50        --
                            -----------    -----------     -----------
  Total Assets...........     3,601,758     28,843,729      25,875,873
                            -----------    -----------     -----------
LIABILITIES:
  Other Liabilities......       --             --                   38
  Net Assets.............   $ 3,601,758    $28,843,729     $25,875,835
                            ===========    ===========     ===========
  Net Assets for Fortis
   Benefits Insurance
   Company...............       --             --             --
  Net Assets (variable
   life contract
   liabilities)..........   $ 3,601,758    $28,843,729     $25,875,835
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........       291,908      2,413,170       1,597,355
  Unit Values*...........   $ 12.338684    $ 11.952631     $ 16.199175

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                             FORTIS SERIES       FORTIS SERIES       FORTIS SERIES       FORTIS SERIES        FORTIS SERIES
                            FUND -- S&P 500    FUND -- BLUE CHIP    FUND -- MID CAP    FUND -- LARGE CAP    FUND -- SMALL CAP
                             INDEX SERIES        STOCK SERIES        STOCK SERIES        GROWTH SERIES        VALUE SERIES
                           -----------------  -------------------  -----------------  -------------------  -------------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Multisector Bond
     Series
    Shares 324,898
    Cost $3,509,559
      Market Value.......        --                 --                   --                 --                   --
    Fortis
     Series Fund --
     International Stock
     Series
    Shares 2,766,381
    Cost $8,815,001
      Market Value.......        --                 --                   --                 --                   --
    Fortis
     Series Fund -- Value
     Series
    Shares 1,744,551
    Cost $26,484,240
      Market Value.......        --                 --                   --                 --                   --
    Fortis
     Series Fund -- S&P
     500 Index Series
    Shares 4,188,634
    Cost $76,370,293
      Market Value.......     $71,319,036           --                   --                 --                   --
    Fortis
     Series Fund -- Blue
     Chip Stock Series
    Shares 3,089,639
    Cost $54,787,070
      Market Value.......        --               $51,907,472            --                 --                   --
    Fortis
     Series Fund -- Mid
     Cap Stock Series
    Shares 932,517
    Cost $9,384,985
      Market Value.......        --                 --                $ 9,186,880           --                   --
    Fortis
     Series Fund -- Large
     Cap Growth Series
    Shares 1,738,358
    Cost $22,143,973
      Market Value.......        --                 --                   --               $17,547,856            --
    Fortis
     Series Fund -- Small
     Cap Value Series
    Shares 1,326,894
    Cost $15,323,638
      Market Value.......        --                 --                   --                 --                 $18,848,394
    Fortis
     Series Fund --
     Global Equity Series
    Shares 318,563
    Cost $3,001,599
      Market Value.......        --                 --                   --                 --                   --
    Fortis
     Series Fund --
     Investors Growth
     Series
    Shares 627,484
    Cost $5,420,986
      Market Value.......        --                 --                   --                 --                   --
  Other Assets...........        --                 --                   --                 --                          74
                              -----------         -----------         -----------         -----------          -----------
  Total Assets...........      71,319,036          51,907,472           9,186,880          17,547,856           18,848,468
                              -----------         -----------         -----------         -----------          -----------
LIABILITIES:
  Other Liabilities......             261                 210                  26                  40            --
  Net Assets.............     $71,318,775         $51,907,262         $ 9,186,854         $17,547,816          $18,848,468
                              ===========         ===========         ===========         ===========          ===========
  Net Assets for Fortis
   Benefits Insurance
   Company...............        --                 --                   --                 --                   --
  Net Assets (variable
   life contract
   liabilities)..........     $71,318,775         $51,907,262         $ 9,186,854         $17,547,816          $18,848,468
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........       4,925,342           3,497,558             824,957           1,935,689            1,164,400
  Unit Values*...........     $ 14.479965         $ 14.841003         $ 11.136155         $  9.065413          $ 16.187273

                            FORTIS SERIES       FORTIS SERIES
                            FUND -- GLOBAL    FUND -- INVESTORS
                            EQUITY SERIES       GROWTH SERIES
                           ----------------  -------------------
ASSETS:
  Investments:
    Fortis
     Series Fund --
     Multisector Bond
     Series
    Shares 324,898
    Cost $3,509,559
      Market Value.......       --                 --
    Fortis
     Series Fund --
     International Stock
     Series
    Shares 2,766,381
    Cost $8,815,001
      Market Value.......       --                 --
    Fortis
     Series Fund -- Value
     Series
    Shares 1,744,551
    Cost $26,484,240
      Market Value.......       --                 --
    Fortis
     Series Fund -- S&P
     500 Index Series
    Shares 4,188,634
    Cost $76,370,293
      Market Value.......       --                 --
    Fortis
     Series Fund -- Blue
     Chip Stock Series
    Shares 3,089,639
    Cost $54,787,070
      Market Value.......       --                 --
    Fortis
     Series Fund -- Mid
     Cap Stock Series
    Shares 932,517
    Cost $9,384,985
      Market Value.......       --                 --
    Fortis
     Series Fund -- Large
     Cap Growth Series
    Shares 1,738,358
    Cost $22,143,973
      Market Value.......       --                 --
    Fortis
     Series Fund -- Small
     Cap Value Series
    Shares 1,326,894
    Cost $15,323,638
      Market Value.......       --                 --
    Fortis
     Series Fund --
     Global Equity Series
    Shares 318,563
    Cost $3,001,599
      Market Value.......    $ 2,740,594           --
    Fortis
     Series Fund --
     Investors Growth
     Series
    Shares 627,484
    Cost $5,420,986
      Market Value.......       --               $ 4,413,851
  Other Assets...........       --                 --
                             -----------         -----------
  Total Assets...........      2,740,594           4,413,851
                             -----------         -----------
LIABILITIES:
  Other Liabilities......       --                 --
  Net Assets.............    $ 2,740,594         $ 4,413,851
                             ===========         ===========
  Net Assets for Fortis
   Benefits Insurance
   Company...............      1,033,101             834,121
  Net Assets (variable
   life contract
   liabilities)..........    $ 1,707,493         $ 3,579,730
VARIABLE UNIVERSAL LIFE
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Units Owned by
   Participants..........        203,217             532,630
  Unit Values*...........    $  8.402317         $  6.720853

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

_____________________________________ SA-7 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                                       FORTIS SERIES
                                     FORTIS SERIES    FUND -- CAPITAL     FORTIS SERIES
                                      FUND -- BLUE     OPPORTUNITIES     FUND -- AMERICAN
                                     CHIP II SERIES       SERIES          LEADERS SERIES
                                     --------------  -----------------  ------------------
ASSETS:
  Investments:
    Fortis Series Fund -- Blue Chip
     II Series
    Shares 524,100
    Cost $4,507,993
      Market Value.................    $3,706,121         --                  --
    Fortis Series Fund -- Capital
     Opportunities Series
    Shares 481,385
    Cost $4,374,183
      Market Value.................       --            $3,443,972            --
    Fortis Series Fund -- American
     Leaders Series
    Shares 201,515
    Cost $2,053,594
      Market Value.................       --              --               $ 2,085,805
  Other Assets.....................       --                     6            --
                                       ----------       ----------         -----------
  Total Assets.....................     3,706,121        3,443,978           2,085,805
                                       ----------       ----------         -----------
LIABILITIES:
  Other Liabilities................       --              --                  --
                                       ----------       ----------         -----------
  Net Assets.......................    $3,706,121       $3,443,978         $ 2,085,805
                                       ==========       ==========         ===========
  Net Assets for Fortis Benefits
   Insurance Company...............       554,489          848,349             850,401
  Net Assets (variable life
   contract liabilities)...........    $3,151,632       $2,595,629         $ 1,235,404
VARIABLE UNIVERSAL LIFE CONTRACTS
 IN THE ACCUMULATION PERIOD:
  Units Owned by Participants......       464,078          387,534             123,517
  Unit Values*.....................    $ 6.791165       $ 6.697806         $ 10.001913

  * Unit value amounts represent an average of individual unit values, which differ within each sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                       This page intentionally left blank

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                            FORTIS SERIES       FORTIS SERIES       FORTIS SERIES
                            FUND -- GROWTH    FUND -- U.S. GOV'T    FUND -- MONEY
                             STOCK SERIES     SECURITIES SERIES     MARKET SERIES
                           ----------------  --------------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $  72,563,931         $ 774,330           $ 758,683
EXPENSES:
  Mortality, expense and
   administrative
   charges...............      (2,941,980)         (139,074)           (149,836)
                            -------------         ---------           ---------
    Net investment income
     (loss)..............      69,621,951           635,256             608,847
                            -------------         ---------           ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (584,898)           72,618              43,813
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (148,936,124)          110,843            (200,765)
                            -------------         ---------           ---------
    Net gain (loss) on
     investments.........    (149,521,022)          183,461            (156,952)
                            -------------         ---------           ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ (79,899,071)        $ 818,717           $ 451,895
                            =============         =========           =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                       FORTIS SERIES
                             FORTIS SERIES        FORTIS SERIES       FORTIS SERIES       FUND --         FORTIS SERIES
                             FUND -- ASSET     FUND -- DIVERSIFIED    FUND -- GLOBAL    AGGRESSIVE      FUND -- GROWTH &
                           ALLOCATION SERIES      INCOME SERIES       GROWTH SERIES    GROWTH SERIES      INCOME SERIES
                           -----------------  ---------------------  ----------------  -------------  ---------------------
INVESTMENT INCOME:
  Dividends..............    $  8,381,918           $ 731,751          $  5,540,332    $ 11,624,561        $ 3,962,859
EXPENSES:
  Mortality, expense and
   administrative
   charges...............        (692,880)            (99,003)           (1,031,653)       (927,879)          (479,075)
                             ------------           ---------          ------------    ------------        -----------
    Net investment income
     (loss)..............       7,689,038             632,748             4,508,679      10,696,682          3,483,784
                             ------------           ---------          ------------    ------------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (56,111)            (74,418)              125,204      (1,042,232)           (46,963)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (13,317,876)            (82,583)          (33,360,702)    (32,628,712)        (8,458,702)
                             ------------           ---------          ------------    ------------        -----------
    Net gain (loss) on
     investments.........     (13,373,987)           (157,001)          (33,235,498)    (33,670,944)        (8,505,665)
                             ------------           ---------          ------------    ------------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ (5,684,949)          $ 475,747          $(28,726,819)   $(22,974,262)       $(5,021,881)
                             ============           =========          ============    ============        ===========

                                                   FORTIS SERIES
                              FORTIS SERIES           FUND --
                            FUND -- HIGH YIELD     INTERNATIONAL
                                  SERIES          STOCK SERIES II
                           --------------------  ------------------
INVESTMENT INCOME:
  Dividends..............       $ 741,937           $  --
EXPENSES:
  Mortality, expense and
   administrative
   charges...............         (64,991)              (76,082)
                                ---------           -----------
    Net investment income
     (loss)..............         676,946               (76,082)
                                ---------           -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (203,065)             (265,986)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (510,102)           (1,512,086)
                                ---------           -----------
    Net gain (loss) on
     investments.........        (713,167)           (1,778,072)
                                ---------           -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ (36,221)          $(1,854,154)
                                =========           ===========

_____________________________________ SA-11 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           FORTIS SERIES  FORTIS SERIES
                              FUND --        FUND --     FORTIS SERIES
                            MULTISECTOR   INTERNATIONAL     FUND --
                            BOND SERIES   STOCK SERIES   VALUE SERIES
                           -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............    $ --         $  2,763,318    $ 3,054,651
EXPENSES:
  Mortality, expense and
   administrative
   charges...............     (31,020)        (320,254)      (238,122)
                             --------     ------------    -----------
    Net investment income
     (loss)..............     (31,020)       2,443,064      2,816,529
                             --------     ------------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       2,714         (210,862)       230,429
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     153,559      (11,427,797)    (3,897,582)
                             --------     ------------    -----------
    Net gain (loss) on
     investments.........     156,273      (11,638,659)    (3,667,153)
                             --------     ------------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $125,253     $ (9,195,595)   $  (850,624)
                             ========     ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                             FORTIS SERIES       FORTIS SERIES       FORTIS SERIES       FORTIS SERIES        FORTIS SERIES
                            FUND -- S&P 500    FUND -- BLUE CHIP    FUND -- MID CAP    FUND -- LARGE CAP    FUND -- SMALL CAP
                             INDEX SERIES        STOCK SERIES        STOCK SERIES        GROWTH SERIES        VALUE SERIES
                           -----------------  -------------------  -----------------  -------------------  -------------------
INVESTMENT INCOME:
  Dividends..............    $  2,578,613         $ --                 $  24,484          $ --                 $ --
EXPENSES:
  Mortality, expense and
   administrative
   charges...............        (694,024)           (493,135)           (51,220)            (114,705)           (109,116)
                             ------------         -----------          ---------          -----------          ----------
    Net investment income
     (loss)..............       1,884,589            (493,135)           (26,736)            (114,705)           (109,116)
                             ------------         -----------          ---------          -----------          ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (44,231)           (100,768)           (84,603)            (344,415)            481,825
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (11,950,897)         (7,948,319)          (135,765)          (2,191,065)          2,248,326
                             ------------         -----------          ---------          -----------          ----------
    Net gain (loss) on
     investments.........     (11,995,128)         (8,049,087)          (220,368)          (2,535,480)          2,730,151
                             ------------         -----------          ---------          -----------          ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(10,110,539)        $(8,542,222)         $(247,104)         $(2,650,185)         $2,621,035
                             ============         ===========          =========          ===========          ==========

                            FORTIS SERIES       FORTIS SERIES
                            FUND -- GLOBAL    FUND -- INVESTORS
                            EQUITY SERIES       GROWTH SERIES
                           ----------------  -------------------
INVESTMENT INCOME:
  Dividends..............     $  16,283           $--
EXPENSES:
  Mortality, expense and
   administrative
   charges...............        (4,166)             (9,449)
                              ---------           ---------
    Net investment income
     (loss)..............        12,117              (9,449)
                              ---------           ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (6,568)            (37,253)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (190,059)           (781,903)
                              ---------           ---------
    Net gain (loss) on
     investments.........      (196,627)           (819,156)
                              ---------           ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(184,510)          $(828,605)
                              =========           =========

_____________________________________ SA-13 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                     FORTIS SERIES    FORTIS SERIES     FORTIS SERIES
                                        FUND --      FUND -- CAPITAL       FUND --
                                     BLUE CHIP II     OPPORTUNITIES    AMERICAN LEADERS
                                        SERIES           SERIES             SERIES
                                     -------------  -----------------  ----------------
INVESTMENT INCOME:
  Dividends........................    $ --             $--                $ 11,657
EXPENSES:
  Mortality, expense and
   administrative charges..........       (7,356)          (9,924)           (4,396)
                                       ---------        ---------          --------
    Net investment income (loss)...       (7,356)          (9,924)            7,261
                                       ---------        ---------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   security transactions...........      (13,316)         (78,263)           (4,379)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............     (622,776)        (734,121)          (38,013)
                                       ---------        ---------          --------
    Net gain (loss) on
     investments...................     (636,092)        (812,384)          (42,392)
                                       ---------        ---------          --------
    Net increase (decrease) in net
     assets resulting from
     operations....................    $(643,448)       $(822,308)         $(35,131)
                                       =========        =========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                       This page intentionally left blank

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                            FORTIS SERIES       FORTIS SERIES       FORTIS SERIES
                            FUND -- GROWTH    FUND -- U.S. GOV'T    FUND -- MONEY
                             STOCK SERIES     SECURITIES SERIES     MARKET SERIES
                           ----------------  --------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $ 69,621,951        $   635,256        $    608,847
  Net realized gain
   (loss) on security
   transactions..........        (584,898)            72,618              43,813
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (148,936,124)           110,843            (200,765)
                             ------------        -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (79,899,071)           818,717             451,895
                             ------------        -----------        ------------
UNIT TRANSACTIONS:
  Purchases..............      13,655,136          7,654,094          19,555,961
  Surrenders for benefit
   payments and fees.....     (10,685,566)        (2,504,538)        (14,085,099)
                             ------------        -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,969,570          5,149,556           5,470,862
                             ------------        -----------        ------------
  Net increase (decrease)
   in net assets.........     (76,929,501)         5,968,273           5,922,757
NET ASSETS:
  Beginning of period....     337,130,510         10,285,479          12,664,321
                             ------------        -----------        ------------
  End of period..........    $260,201,009        $16,253,752        $ 18,587,078
                             ============        ===========        ============

FORTIS BENEFITS INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSET
 FOR THE YEAR ENDED DECEMBER 31, 2000

                            FORTIS SERIES       FORTIS SERIES       FORTIS SERIES
                            FUND -- GROWTH    FUND -- U.S. GOV'T    FUND -- MONEY
                             STOCK SERIES     SECURITIES SERIES     MARKET SERIES
                           ----------------  --------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $ 49,342,380        $   502,949        $    529,059
  Net realized gain
   (loss) on security
   transactions..........       7,716,832            (26,661)            190,899
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (47,558,566)           480,078             (41,907)
                             ------------        -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       9,500,646            956,366             678,051
                             ------------        -----------        ------------
UNIT TRANSACTIONS:
  Purchases..............      15,782,842          2,350,118          24,910,648
  Surrenders for benefit
   payments and fees.....     (15,246,591)        (2,726,133)        (27,943,528)
                             ------------        -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         536,251           (376,015)         (3,032,880)
                             ------------        -----------        ------------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --                --                    (28,987)
  Net increase (decrease)
   in net assets.........      10,036,897            580,351          (2,383,816)
NET ASSETS:
  Beginning of period....     327,093,613          9,705,128          15,048,137
                             ------------        -----------        ------------
  End of period..........    $337,130,510        $10,285,479        $ 12,664,321
                             ============        ===========        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                              FORTIS SERIES                    FORTIS SERIES                         FORTIS SERIES
                             FORTIS SERIES       FUND --      FORTIS SERIES       FUND --         FORTIS SERIES         FUND --
                             FUND -- ASSET     DIVERSIFIED    FUND -- GLOBAL    AGGRESSIVE      FUND -- GROWTH &      HIGH YIELD
                           ALLOCATION SERIES  INCOME SERIES   GROWTH SERIES    GROWTH SERIES      INCOME SERIES         SERIES
                           -----------------  -------------  ----------------  -------------  ---------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $ 7,689,038      $   632,748     $  4,508,679    $ 10,696,682        $ 3,483,784        $  676,946
  Net realized gain
   (loss) on security
   transactions..........         (56,111)         (74,418)         125,204      (1,042,232)           (46,963)         (203,065)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (13,317,876)         (82,583)     (33,360,702)    (32,628,712)        (8,458,702)         (510,102)
                              -----------      -----------     ------------    ------------        -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (5,684,949)         475,747      (28,726,819)    (22,974,262)        (5,021,881)          (36,221)
                              -----------      -----------     ------------    ------------        -----------        ----------
UNIT TRANSACTIONS:
  Purchases..............       4,982,984        3,175,181        6,526,151      16,347,954          2,830,436         1,814,572
  Surrenders for benefit
   payments and fees.....      (2,907,401)      (2,285,567)      (3,837,044)     (8,184,982)        (1,923,165)         (856,618)
                              -----------      -----------     ------------    ------------        -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,075,583          889,614        2,689,107       8,162,972            907,271           957,954
                              -----------      -----------     ------------    ------------        -----------        ----------
  Net increase (decrease)
   in net assets.........      (3,609,366)       1,365,361      (26,037,712)    (14,811,290)        (4,114,610)          921,733
NET ASSETS:
  Beginning of period....      71,529,371        8,316,278      115,834,676     110,382,307         47,123,631         5,588,050
                              -----------      -----------     ------------    ------------        -----------        ----------
  End of period..........     $67,920,005      $ 9,681,639     $ 89,796,964    $ 95,571,017        $43,009,021        $6,509,783
                              ===========      ===========     ============    ============        ===========        ==========

                             FORTIS SERIES
                                FUND --
                             INTERNATIONAL
                            STOCK SERIES II
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   (76,082)
  Net realized gain
   (loss) on security
   transactions..........        (265,986)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,512,086)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (1,854,154)
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       1,718,381
  Surrenders for benefit
   payments and fees.....        (730,055)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         988,326
                              -----------
  Net increase (decrease)
   in net assets.........        (865,828)
NET ASSETS:
  Beginning of period....       8,026,747
                              -----------
  End of period..........     $ 7,160,919
                              ===========

                                              FORTIS SERIES                    FORTIS SERIES                         FORTIS SERIES
                             FORTIS SERIES       FUND --      FORTIS SERIES       FUND --         FORTIS SERIES         FUND --
                             FUND -- ASSET     DIVERSIFIED    FUND -- GLOBAL    AGGRESSIVE      FUND -- GROWTH &      HIGH YIELD
                           ALLOCATION SERIES  INCOME SERIES   GROWTH SERIES    GROWTH SERIES      INCOME SERIES         SERIES
                           -----------------  -------------  ----------------  -------------  ---------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $10,389,889      $   546,012     $ 13,648,658    $ 24,556,886        $ 6,165,325        $  570,688
  Net realized gain
   (loss) on security
   transactions..........         825,871         (101,747)       1,573,353       4,069,894            929,258          (164,971)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (11,856,587)          37,987      (41,673,916)    (52,230,944)        (5,286,004)         (857,444)
                              -----------      -----------     ------------    ------------        -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (640,827)         482,252      (26,451,905)    (23,604,164)         1,808,579          (451,727)
                              -----------      -----------     ------------    ------------        -----------        ----------
UNIT TRANSACTIONS:
  Purchases..............       5,980,274        1,744,642       12,484,032      31,803,120          4,347,088         1,022,485
  Surrenders for benefit
   payments and fees.....      (2,645,245)      (1,890,646)      (2,072,555)     (7,922,076)        (4,713,826)       (1,270,886)
                              -----------      -----------     ------------    ------------        -----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,335,029         (146,004)      10,411,477      23,881,044           (366,738)         (248,401)
                              -----------      -----------     ------------    ------------        -----------        ----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --                --              --               --               --                  --
  Net increase (decrease)
   in net assets.........       2,694,202          336,248      (16,040,428)        276,880          1,441,841          (700,128)
NET ASSETS:
  Beginning of period....      68,835,169        7,980,030      131,875,104     110,105,427         45,681,790         6,288,178
                              -----------      -----------     ------------    ------------        -----------        ----------
  End of period..........     $71,529,371      $ 8,316,278     $115,834,676    $110,382,307        $47,123,631        $5,588,050
                              ===========      ===========     ============    ============        ===========        ==========

                             FORTIS SERIES
                                FUND --
                             INTERNATIONAL
                            STOCK SERIES II
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   568,525
  Net realized gain
   (loss) on security
   transactions..........         (22,830)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,351,337)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (805,642)
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       1,234,649
  Surrenders for benefit
   payments and fees.....      (1,259,851)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (25,202)
                              -----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --
  Net increase (decrease)
   in net assets.........        (830,844)
NET ASSETS:
  Beginning of period....       8,857,591
                              -----------
  End of period..........     $ 8,026,747
                              ===========

_____________________________________ SA-17 ____________________________________

 VARIBLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           FORTIS SERIES  FORTIS SERIES
                              FUND --        FUND --      FORTIS SERIES
                            MULTISECTOR   INTERNATIONAL   FUND -- VALUE
                            BOND SERIES   STOCK SERIES       SERIES
                           -------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $  (31,020)    $ 2,443,064     $ 2,816,529
  Net realized gain
   (loss) on security
   transactions..........        2,714        (210,862)        230,429
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      153,559     (11,427,797)     (3,897,582)
                            ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      125,253      (9,195,595)       (850,624)
                            ----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............    1,380,173       3,359,161       7,803,533
  Surrenders for benefit
   payments and fees.....     (479,155)     (1,537,406)     (2,012,251)
                            ----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      901,018       1,821,755       5,791,282
                            ----------     -----------     -----------
  Net increase (decrease)
   in net assets.........    1,026,271      (7,373,840)      4,940,658
NET ASSETS:
  Beginning of period....    2,575,487      36,217,569      20,935,177
                            ----------     -----------     -----------
  End of period..........   $3,601,758     $28,843,729     $25,875,835
                            ==========     ===========     ===========

FORTIS BENEFITS INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                           FORTIS SERIES  FORTIS SERIES
                              FUND --        FUND --     FORTIS SERIES
                            MULTISECTOR   INTERNATIONAL     FUND --
                            BOND SERIES   STOCK SERIES   VALUE SERIES
                           -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $   18,307     $ 2,098,146    $   976,197
  Net realized gain
   (loss) on security
   transactions..........      (37,043)        225,743        447,945
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       89,365      (6,139,337)     1,339,185
                            ----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       70,629      (3,815,448)     2,763,327
                            ----------     -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............      605,539       8,085,702      5,802,474
  Surrenders for benefit
   payments and fees.....     (456,953)     (1,409,417)    (3,998,837)
                            ----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      148,586       6,676,285      1,803,637
                            ----------     -----------    -----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............      --              --             --
  Net increase (decrease)
   in net assets.........      219,215       2,860,837      4,566,964
NET ASSETS:
  Beginning of period....    2,356,272      33,356,732     16,368,213
                            ----------     -----------    -----------
  End of period..........   $2,575,487     $36,217,569    $20,935,177
                            ==========     ===========    ===========

  *  Period of inception May 1, 2000 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                             FORTIS SERIES       FORTIS SERIES       FORTIS SERIES       FORTIS SERIES        FORTIS SERIES
                            FUND -- S&P 500    FUND -- BLUE CHIP    FUND -- MID CAP    FUND -- LARGE CAP    FUND -- SMALL CAP
                             INDEX SERIES        STOCK SERIES        STOCK SERIES        GROWTH SERIES        VALUE SERIES
                           -----------------  -------------------  -----------------  -------------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................     $ 1,884,589         $  (493,135)        $   (26,736)        $  (114,705)         $  (109,116)
  Net realized gain
   (loss) on security
   transactions..........         (44,231)           (100,768)            (84,603)           (344,415)             481,825
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (11,950,897)         (7,948,319)           (135,765)         (2,191,065)           2,248,326
                              -----------         -----------         -----------         -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (10,110,539)         (8,542,222)           (247,104)         (2,650,185)           2,621,035
                              -----------         -----------         -----------         -----------          -----------
UNIT TRANSACTIONS:
  Purchases..............       9,766,564           6,954,251           4,694,889           5,178,812           10,233,196
  Surrenders for benefit
   payments and fees.....      (3,530,238)         (1,136,528)         (1,164,372)         (1,084,111)          (3,815,629)
                              -----------         -----------         -----------         -----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       6,236,326           5,817,723           3,530,517           4,094,701            6,417,567
                              -----------         -----------         -----------         -----------          -----------
  Net increase (decrease)
   in net assets.........      (3,874,213)         (2,724,499)          3,283,413           1,444,516            9,038,602
NET ASSETS:
  Beginning of period....      75,192,988          54,631,761           5,903,441          16,103,300            9,809,866
                              -----------         -----------         -----------         -----------          -----------
  End of period..........     $71,318,775         $51,907,262         $ 9,186,854         $17,547,816          $18,848,468
                              ===========         ===========         ===========         ===========          ===========

                            FORTIS SERIES       FORTIS SERIES
                            FUND -- GLOBAL    FUND -- INVESTORS
                            EQUITY SERIES       GROWTH SERIES
                           ----------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................     $   12,117         $   (9,449)
  Net realized gain
   (loss) on security
   transactions..........         (6,568)           (37,253)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (190,059)          (781,903)
                              ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (184,510)          (828,605)
                              ----------         ----------
UNIT TRANSACTIONS:
  Purchases..............      1,307,445          2,757,112
  Surrenders for benefit
   payments and fees.....        (67,860)          (112,343)
                              ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,239,585          2,644,769
                              ----------         ----------
  Net increase (decrease)
   in net assets.........      1,055,075          1,816,164
NET ASSETS:
  Beginning of period....      1,685,519          2,597,687
                              ----------         ----------
  End of period..........     $2,740,594         $4,413,851
                              ==========         ==========

                             FORTIS SERIES       FORTIS SERIES       FORTIS SERIES       FORTIS SERIES        FORTIS SERIES
                            FUND -- S&P 500    FUND -- BLUE CHIP    FUND -- MID CAP    FUND -- LARGE CAP    FUND -- SMALL CAP
                             INDEX SERIES        STOCK SERIES        STOCK SERIES        GROWTH SERIES        VALUE SERIES
                           -----------------  -------------------  -----------------  -------------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................     $   596,426         $ 4,179,670         $  731,516          $   566,909          $  793,206
  Net realized gain
   (loss) on security
   transactions..........       1,512,995           2,287,146             43,161              460,819              82,377
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (10,777,686)         (8,804,298)          (474,898)          (4,592,951)            930,028
                              -----------         -----------         ----------          -----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (8,668,265)         (2,337,482)           299,779           (3,565,223)          1,805,611
                              -----------         -----------         ----------          -----------          ----------
UNIT TRANSACTIONS:
  Purchases..............      13,217,414           9,899,827          3,281,357            8,550,214           3,477,267
  Surrenders for benefit
   payments and fees.....      (7,433,514)         (2,894,878)          (400,559)            (863,880)           (844,310)
                              -----------         -----------         ----------          -----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       5,783,900           7,004,949          2,880,798            7,686,334           2,632,957
                              -----------         -----------         ----------          -----------          ----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --                (2,892,627)          (962,997)          (1,224,146)           (860,939)
  Net increase (decrease)
   in net assets.........      (2,884,365)          1,774,840          2,217,580            2,896,965           3,577,629
NET ASSETS:
  Beginning of period....      78,077,353          52,856,921          3,685,861           13,206,335           6,232,237
                              -----------         -----------         ----------          -----------          ----------
  End of period..........     $75,192,988         $54,631,761         $5,903,441          $16,103,300          $9,809,866
                              ===========         ===========         ==========          ===========          ==========

                            FORTIS SERIES       FORTIS SERIES
                            FUND -- GLOBAL    FUND -- INVESTORS
                            EQUITY SERIES*     GROWTH SERIES*
                           ----------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................     $    4,390         $   (1,014)
  Net realized gain
   (loss) on security
   transactions..........        (10,565)           (11,930)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (70,945)          (225,232)
                              ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (77,120)          (238,176)
                              ----------         ----------
UNIT TRANSACTIONS:
  Purchases..............        574,363          1,677,514
  Surrenders for benefit
   payments and fees.....        (11,724)           (41,651)
                              ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        562,639          1,635,863
                              ----------         ----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............      1,200,000          1,200,000
  Net increase (decrease)
   in net assets.........      1,685,519          2,597,687
NET ASSETS:
  Beginning of period....       --                 --
                              ----------         ----------
  End of period..........     $1,685,519         $2,597,687
                              ==========         ==========

_____________________________________ SA-19 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                     FORTIS SERIES      FORTIS SERIES        FORTIS SERIES
                                      FUND -- BLUE     FUND -- CAPITAL      FUND -- AMERICAN
                                     CHIP II SERIES  OPPORTUNITIES SERIES    LEADERS SERIES
                                     --------------  --------------------  ------------------
OPERATIONS:
  Net investment income (loss).....    $   (7,356)        $   (9,924)          $    7,261
  Net realized gain (loss) on
   security transactions...........       (13,316)           (78,263)              (4,379)
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............      (622,776)          (734,121)             (38,013)
                                       ----------         ----------           ----------
  Net increase (decrease) in net
   assets resulting from
   operations......................      (643,448)          (822,308)             (35,131)
                                       ----------         ----------           ----------
UNIT TRANSACTIONS:
  Purchases........................     2,484,409          2,306,965            1,039,939
  Surrenders for benefit payments
   and fees........................       (57,521)          (396,408)             (68,410)
                                       ----------         ----------           ----------
  Net increase (decrease) in net
   assets resulting from unit
   transactions....................     2,426,888          1,910,557              971,529
                                       ----------         ----------           ----------
  Net increase (decrease) in net
   assets..........................     1,783,440          1,088,249              936,398
NET ASSETS:
  Beginning of period..............     1,922,681          2,355,729            1,149,407
                                       ----------         ----------           ----------
  End of period....................    $3,706,121         $3,443,978           $2,085,805
                                       ==========         ==========           ==========

FORTIS BENEFITS INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                                     FORTIS SERIES       FORTIS SERIES        FORTIS SERIES
                                      FUND -- BLUE      FUND -- CAPITAL      FUND -- AMERICAN
                                     CHIP II SERIES  OPPORTUNITIES SERIES*   LEADERS SERIES*
                                     --------------  ---------------------  ------------------
OPERATIONS:
  Net investment income (loss).....    $   (2,077)        $   (2,370)           $    5,957
  Net realized gain (loss) on
   security transactions...........       (15,459)           (13,784)               11,174
  Net unrealized appreciation
   (depreciation) of investments
   during the period...............      (179,097)          (196,090)               70,224
                                       ----------         ----------            ----------
  Net increase (decrease) in net
   assets resulting from
   operations......................      (196,633)          (212,244)               87,355
                                       ----------         ----------            ----------
UNIT TRANSACTIONS:
  Purchases........................     1,341,593          1,399,055               263,075
  Surrenders for benefit payments
   and fees........................       (22,279)           (31,082)               (1,023)
                                       ----------         ----------            ----------
  Net increase (decrease) in net
   assets resulting from unit
   transactions....................     1,319,314          1,367,973               262,052
                                       ----------         ----------            ----------
  Net funding of subaccount by
   Fortis Benefits Insurance
   Company.........................       800,000          1,200,000               800,000
  Net increase (decrease) in net
   assets..........................     1,922,681          2,355,729             1,149,407
NET ASSETS:
  Beginning of period..............       --               --                     --
                                       ----------         ----------            ----------
  End of period....................    $1,922,681         $2,355,729            $1,149,407
                                       ==========         ==========            ==========

  *  Period of inception May 1, 2000 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                       This page intentionally left blank

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                            FORTIS SERIES       FORTIS SERIES       FORTIS SERIES
                            FUND -- GROWTH    FUND -- U.S. GOV'T    FUND -- MONEY
                             STOCK SERIES     SECURITIES SERIES     MARKET SERIES
                           ----------------  --------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $ 65,983,275        $   431,220        $    320,175
  Net realized gain
   (loss) on security
   transactions..........       6,854,503             32,363              52,720
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      41,309,025           (778,023)             67,654
                             ------------        -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     114,146,803           (314,440)            440,549
                             ------------        -----------        ------------
UNIT TRANSACTIONS:
  Purchases..............      15,064,905          1,668,767          25,347,642
  Surrenders for benefit
   payments and fees.....     (18,229,974)        (2,169,121)        (20,537,813)
                             ------------        -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (3,165,069)          (500,354)          4,809,829
                             ------------        -----------        ------------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --                --                   --
  Net increase (decrease)
   in net assets.........     110,981,734           (814,794)          5,250,378
NET ASSETS:
  Beginning of period....     216,111,879         10,519,922           9,797,759
                             ------------        -----------        ------------
  End of period..........    $327,093,613        $ 9,705,128        $ 15,048,137
                             ============        ===========        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                              FORTIS SERIES                    FORTIS SERIES
                             FORTIS SERIES       FUND --      FORTIS SERIES       FUND --         FORTIS SERIES
                             FUND -- ASSET     DIVERSIFIED    FUND -- GLOBAL    AGGRESSIVE      FUND -- GROWTH &
                           ALLOCATION SERIES  INCOME SERIES   GROWTH SERIES    GROWTH SERIES      INCOME SERIES
                           -----------------  -------------  ----------------  -------------  ---------------------
OPERATIONS:
  Net investment income
   (loss)................     $ 5,040,947      $  442,490      $  1,241,742    $  1,466,708        $ 2,258,097
  Net realized gain
   (loss) on security
   transactions..........         884,820           3,490         3,569,955       2,263,220            890,490
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       4,467,472        (678,120)       42,471,612      51,764,386            717,105
                              -----------      ----------      ------------    ------------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      10,393,239        (232,140)       47,283,309      55,494,314          3,865,692
                              -----------      ----------      ------------    ------------        -----------
UNIT TRANSACTIONS:
  Purchases..............       7,693,019       1,720,635         6,699,253      12,534,699          5,696,466
  Surrenders for benefit
   payments and fees.....      (2,849,812)     (2,180,476)       (9,659,627)     (5,842,383)        (3,623,868)
                              -----------      ----------      ------------    ------------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       4,843,207        (459,841)       (2,960,374)      6,692,316          2,072,598
                              -----------      ----------      ------------    ------------        -----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --               --               --               --               --
  Net increase (decrease)
   in net assets.........      15,236,446        (691,981)       44,322,935      62,186,630          5,938,290
NET ASSETS:
  Beginning of period....      53,598,723       8,672,011        87,552,169      47,918,797         39,743,500
                              -----------      ----------      ------------    ------------        -----------
  End of period..........     $68,835,169      $7,980,030      $131,875,104    $110,105,427        $45,681,790
                              ===========      ==========      ============    ============        ===========

                                                   FORTIS SERIES
                              FORTIS SERIES           FUND --
                            FUND -- HIGH YIELD     INTERNATIONAL
                                  SERIES          STOCK SERIES II
                           --------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $  481,149          $   534,083
  Net realized gain
   (loss) on security
   transactions..........          (37,098)              94,445
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (446,229)            (792,067)
                                ----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           (2,178)            (163,539)
                                ----------          -----------
UNIT TRANSACTIONS:
  Purchases..............        1,711,503            2,227,173
  Surrenders for benefit
   payments and fees.....         (861,256)          (1,281,841)
                                ----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          850,247              945,332
                                ----------          -----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --                    --
  Net increase (decrease)
   in net assets.........          848,069              781,793
NET ASSETS:
  Beginning of period....        5,440,109            8,075,798
                                ----------          -----------
  End of period..........       $6,288,178          $ 8,857,591
                                ==========          ===========

_____________________________________ SA-23 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                           FORTIS SERIES  FORTIS SERIES
                              FUND --        FUND --
                            MULTISECTOR   INTERNATIONAL
                            BOND SERIES   STOCK SERIES
                           -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $   64,305     $  (274,402)
  Net realized gain
   (loss) on security
   transactions..........      (14,256)        548,594
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (259,018)      5,561,066
                            ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (208,969)      5,835,258
                            ----------     -----------
UNIT TRANSACTIONS:
  Purchases..............      926,447       7,847,729
  Surrenders for benefit
   payments and fees.....     (582,380)     (3,683,871)
                            ----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      344,067       4,163,858
                            ----------     -----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............      --              --
  Net increase (decrease)
   in net assets.........      135,098       9,999,116
NET ASSETS:
  Beginning of period....    2,221,174      23,357,616
                            ----------     -----------
  End of period..........   $2,356,272     $33,356,732
                            ==========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                            FORTIS SERIES     FORTIS SERIES       FORTIS SERIES       FORTIS SERIES       FORTIS SERIES
                            FUND -- VALUE    FUND -- S&P 500    FUND -- BLUE CHIP    FUND -- MID CAP    FUND -- LARGE CAP
                               SERIES         INDEX SERIES        STOCK SERIES        STOCK SERIES        GROWTH SERIES
                           ---------------  -----------------  -------------------  -----------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................    $  (156,359)      $  (695,802)        $   296,609         $  (14,427)         $   139,363
  Net realized gain
   (loss) on security
   transactions..........        126,282         1,981,345             264,388             17,080              110,890
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,094,508         9,732,465           7,059,117            362,883            1,753,501
                             -----------       -----------         -----------         ----------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,064,431        11,018,008           7,620,114            365,536            2,003,754
                             -----------       -----------         -----------         ----------          -----------
UNIT TRANSACTIONS:
  Purchases..............      3,580,517        32,401,571          14,660,904          1,936,256            8,885,494
  Surrenders for benefit
   payments and fees.....     (1,299,940)      (10,054,013)           (806,724)          (173,840)            (801,960)
                             -----------       -----------         -----------         ----------          -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      2,280,577        22,347,558          13,854,180          1,762,416            8,083,534
                             -----------       -----------         -----------         ----------          -----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............       --                --                   (44,596)              (952)             (21,701)
  Net increase (decrease)
   in net assets.........      3,345,008        33,365,566          21,429,698          2,127,000           10,065,587
NET ASSETS:
  Beginning of period....     13,023,205        44,711,787          31,427,223          1,558,861            3,140,748
                             -----------       -----------         -----------         ----------          -----------
  End of period..........    $16,368,213       $78,077,353         $52,856,921         $3,685,861          $13,206,335
                             ===========       ===========         ===========         ==========          ===========

                              FORTIS SERIES
                            FUND -- SMALL CAP
                              VALUE SERIES
                           -------------------
OPERATIONS:
  Net investment income
   (loss)................      $  210,452
  Net realized gain
   (loss) on security
   transactions..........          21,104
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         352,079
                               ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         583,635
                               ----------
UNIT TRANSACTIONS:
  Purchases..............       3,769,879
  Surrenders for benefit
   payments and fees.....        (332,008)
                               ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,437,871
                               ----------
  Net funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............         (28,521)
  Net increase (decrease)
   in net assets.........       3,992,985
NET ASSETS:
  Beginning of period....       2,239,252
                               ----------
  End of period..........      $6,232,237
                               ==========

_____________________________________ SA-25 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2001

 1.  GENERAL

    FORTIS BENEFITS INSURANCE COMPANY

    Variable Account C (the "Account") was established as a segregated asset account of Fortis Benefits Insurance Company ("Fortis Benefits") on March 13, 1986 under Minnesota law. The Account is registered under the Investment Company Act of 1940 as a unit investment trust. Fortis Benefits serves as distributor of Harmony Investment Life and Wall Street Series policies.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The assets of the Account are segregated from Fortis Benefits' other assets. The following is a summary of significant accounting policies consistently followed by the Account in the preparation of its financial statements.

    INVESTMENT TRANSACTIONS

    All assets of the Account are invested in shares of the corresponding portfolio of the Fortis Series Fund, Inc. The shares are valued at the Funds' offering and redemption prices per share.

    Purchases and sales of shares of the Funds are recorded on the trade date. The cost of investments sold and redeemed is determined using the average cost method.
    Dividend income from the Funds is recorded on the ex-dividend date. All distributions from the Funds are reinvested.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of net assets at the date of the financial statements and the reported results of operations and changes in net assets during the reporting period. Actual results could differ from these estimates.

 3.  INVESTMENTS

    There are 23 subaccounts within the Account (only 18 of which were active in 1999).

    The number of shares and aggregate cost of purchases, including reinvested dividends and realized capital gains, and aggregate cost of investments sold or redeemed were as follows:

                                          YEAR ENDED DECEMBER 31, 2001
                                -------------------------------------------------
                                       SHARES
                                --------------------    COST OF    COST OF SALES/
                                PURCHASED    SOLD      PURCHASES    REDEMPTIONS
                                ---------  ---------  -----------  --------------
Fortis Series Fund, Inc.:
    Growth Stock..............    479,979    461,474  $86,219,067   $14,212,149
    U.S. Government
     Securities...............    705,558    244,270    8,428,423     2,570,998
    Money Market..............  1,715,423  1,247,233   20,314,644    14,191,097
    Asset Allocation..........    284,923    211,110   13,364,902     3,656,391
    Diversified Income........    289,018    181,889    3,906,932     2,458,993
    Global Growth.............    321,263    241,234   12,066,483     4,743,421
    Aggressive Growth.........    895,145    476,734   27,972,515    10,154,860
    Growth & Income...........    160,354    136,746    6,793,295     2,449,140
    High Yield................    234,227    121,609    2,556,509     1,124,681
    International Stock II....    183,239     85,914    1,718,381     1,072,133
    Multisector Bond..........    126,722     47,138    1,380,173       507,461
    International Stock.......    274,950    143,873    6,122,479     2,068,573
    Value.....................    472,486    133,947   10,858,183     2,019,906
    S&P 500...................    541,693    232,935   12,345,177     4,268,232
    Blue Chip Stock...........    403,736     97,200    6,954,251     1,730,221
    Mid Cap Stock.............    485,247    127,835    4,719,384     1,300,179
    Large Cap Growth..........    496,779    115,997    5,178,812     1,543,190
    Small Cap Value...........    800,336    309,107   10,233,196     3,442,994
    American Leaders..........    101,255      7,273    1,051,596        77,184
    Blue Chip II..............    321,764      8,385    2,484,409        78,194
    Capital Opportunities.....    280,142     50,220    2,306,965       484,601
    Global Equity.............    148,971      8,333    1,323,727        78,594
    Investors Growth..........    368,284     18,323    2,757,112       159,046

_____________________________________ SA-26 ____________________________________

                                          YEAR ENDED DECEMBER 31, 2000
                                -------------------------------------------------
                                       SHARES
                                --------------------    COST OF    COST OF SALES/
                                PURCHASED    SOLD      PURCHASES    REDEMPTIONS
                                ---------  ---------  -----------  --------------
Fortis Series Fund, Inc.:
    Growth Stock..............  1,439,227    394,625  $69,180,839   $11,585,376
    U.S. Government
     Securities...............    287,478    274,357    2,955,895     2,855,622
    Money Market..............  2,713,523  2,477,981   25,573,981    27,886,903
    Asset Allocation..........    835,516    153,659   17,132,948     2,582,159
    Diversified Income........    220,768    181,889    2,379,328     2,081,066
    Global Growth.............    871,713    110,390   27,646,355     2,012,867
    Aggressive Growth.........  1,674,493    281,087   57,811,736     5,303,912
    Growth & Income...........    540,268    245,129   11,028,751     4,300,906
    High Yield................    195,969    152,775    1,658,605     1,501,289
    International Stock II....    116,071    105,255    1,895,863     1,375,370
    Multisector Bond..........     63,799     48,022      650,328       520,478
    International Stock.......    686,025    109,667   10,562,449     1,562,275
    Value.....................    424,502    265,738    6,974,985     3,747,206
    S&P 500...................    664,963    378,640   14,625,337     6,732,016
    Blue Chip Stock...........    669,235    156,132   14,650,735     1,178,970
    Mid Cap Stock.............    352,043     39,538    4,050,614       395,139
    Large Cap Growth..........    633,986     68,653    9,251,680       537,618
    Small Cap Value...........    395,680     85,687    4,333,042       824,502
    American Leaders..........    124,983        138      269,500        (9,683)
    Blue Chip II..............    234,652      2,344    1,341,593        29,815
    Capital Opportunities.....    275,991      3,107    1,399,055        47,236
    Global Equity.............    197,923      1,286      579,732        23,268
    Investors Growth..........    303,246      4,302    1,679,109        56,190

                                          YEAR ENDED DECEMBER 31, 1999
                                -------------------------------------------------
                                       SHARES
                                --------------------    COST OF    COST OF SALES/
                                PURCHASED    SOLD      PURCHASES    REDEMPTIONS
                                ---------  ---------  -----------  --------------
Fortis Series Fund, Inc.:
    Growth Stock..............  2,512,076    525,378  $83,665,633   $13,992,925
    U.S. Government
     Securities...............    211,520    215,751    2,214,393     2,251,164
    Money Market..............  2,302,851  1,845,033   25,802,840    20,620,116
    Asset Allocation..........    646,220    165,710   13,395,143     2,626,169
    Diversified Income........    199,861    196,143    2,257,811     2,271,672
    Global Growth.............    361,442    442,904    9,042,810     7,191,487
    Aggressive Growth.........    704,802    315,547   14,722,906     4,300,662
    Growth & Income...........    401,616    191,812    8,441,911     3,220,726
    High Yield................    238,168     95,826    2,260,939       966,641
    Global Asset Allocation...    207,822     99,180    2,549,922     1,286,992
    Global Bond...............     94,115     56,663      792,845       623,607
    International Stock.......    503,248    256,163    7,884,193     3,446,143
    Value.....................    238,790     98,941    3,591,291     1,340,791
    S&P 500...................  1,590,474    518,948   32,412,484     8,779,383
    Blue Chip Stock...........    783,478     65,509   15,541,663     1,036,486
    Mid Cap Stock.............    202,776     19,461    1,940,943       175,874
    Large Cap Growth..........    680,882     64,360    9,121,360       787,573
    Small Cap Value...........    409,800     40,373    4,047,492       378,065

_____________________________________ SA-27 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

    Fortis Benefits' investment in the subaccounts represented the following number of shares of the Funds held and aggregate cost of amounts invested at December 31, 2001:

                                           NUMBER     COST OF
                                          OF SHARES    SHARES
                                          ---------  ----------
Fortis Series Fund, Inc.:
    American Leaders....................    82,160   $  822,293
    Blue Chip II........................    78,413      784,129
    Capital Opportunities...............   118,579    1,185,789
    Global Equity.......................   120,086    1,191,491
    Investors Growth....................   118,819    1,187,432

 4.  ACCOUNT CHARGES

    PREMIUM EXPENSE CHARGE

    For Wall Street Series VUL, VUL 220, VUL 500 and Survivor policies there are currently no premium expense charge; however, Fortis Benefits reserves the right to impose a charge up to 2.5% of each premium payment, for the VUL, VUL 220, VUL 500, and a charge up to 3.0% of each premium payment for the Survivor, to be reimbursed for premium taxes or similar charges it expects to pay.

    For Harmony Investment Life policies a 5% sales charge and a 2.2% state premium tax are deducted from each premium payment received by Fortis Benefits. Fortis Benefits reserves the right to charge this premium tax, but it will never exceed 5%. The resulting net premiums are allocated to the subaccounts of the Account and/or to the Fortis Benefits general account.

    MONTHLY DEDUCTIONS FROM POLICY VALUE

    Monthly deductions from the net assets attributed to each policy are as follows:

    -  Monthly cost of insurance.

    -  Monthly cost of any optional insurance benefits added by rider.

    For Wall Street Series VUL policies:

    - Monthly administrative charge of $5.00 per policy. Fortis Benefits reserves the right to change this administrative charge, but it will never exceed $11.50 per month. Fortis Benefits also reserves the right to impose an additional monthly administrative charge of up to $.13 per thousand dollars of face amount in force.

    - Asset-based charge (mortality and expense risk charge) from the policy value invested in any of the investment options (other than the general account option). The charge is based on annual percentage rates as follows:

        UNLOANED POLICY VALUE
        IN VARIABLE SUBACCOUNTS                   YEARS 1-9  YEARS 10+
        -----------------------                   ---------  ---------
        $0 -- $25,000...........................     1.10%        70%
        $25,001 -- $250,000.....................      .70%       .30%
        $250,001 or more........................      .35%       .10%

    For Wall Street Series VUL 220, VUL 500 and Survivor Policies:

    - For Wall Street Series VUL 220 and VUL 500 a monthly administrative charge of $4.50 per policy. For Wall Street Series Survivor a monthly administrative charge of $6.00 per policy. Fortis Benefits reserves the right to change this administrative charge, but it will never exceed $7.50 per month for VUL 220, VUL 500 and Survivor.

    - For VUL 220, VUL 500 and Survivor, a monthly sales, premium tax and policy advance charge of $4.00 per policy.

    For Harmony Investment Life Policies:

    - Monthly administrative charge of $5.00 per policy ($3.00 for policies applied for prior to July 1, 1988).

    - For policies issued prior to July 1, 1988, Fortis Benefits currently imposes an expense charge of $10.00 per month and an additional per-thousand-of face amount insurance charge of $0.06 per month for insureds age 29 or less and $0.20 per month for insureds age 30 and over during the first 12 policy months.

    For policies issued prior to July 1, 1988:

    - Monthly administrative charge of $3.00 per policy. Fortis Benefits reserves the right to change this monthly administrative charge, but it will never exceed $5.00 per policy.

_____________________________________ SA-28 ____________________________________

    - Monthly expense charge of $10.00 for the first policy year following a policy face change. Fortis Benefits reserves the right to change this monthly expense charge, but it will never exceed $15.00.

    - Monthly per-thousand-of-face insurance charge of $0.06 for insureds age 29 or less and $0.08 for insureds issue age 30 to 70 for the first policy year or first policy year following a policy face change. Fortis Benefits reserves the right to change this monthly expense charge, but it will never exceed $0.20 and $0.25, respectively.

    For policies issued subsequent to July 1, 1988:

    -  Monthly administrative charge of $5.00 per policy.

    - Fortis Benefits currently does not impose a monthly expense charge but, it reserves the right to impose a $15.00 per month charge for the first policy year or first policy year following a policy face change.

    - Fortis Benefits currently does not impose a monthly per-thousand-of-face insurance expense charge. It reserves the right to impose a monthly insurance expense charge of $0.20 for insureds age 29 or less or $0.25 for insureds issue age of 30 to 70 for the first policy year or first policy year following a policy face change.

    MORTALITY AND EXPENSE RISK AND POLICY ADVANCE CHARGES

    Fortis Benefits deducts a daily mortality and expense risk charge from the Account at an annual rate of 0.75% of the net assets of Harmony Investment Life policyholders, 0.90% of the net assets of Wall Street Series VUL, VUL 220 and VUL 500 policyholders, and 1.00% of the net assets of Wall Street Survivor policyholders. These charges will be deducted by Fortis Benefits in return for its assumption of expenses arising from adverse mortality experience or excess administrative expenses in connection with policies issued. Fortis Benefits also deducts a sales, premium tax and policy advance charge from the Account at an annual rate of 0.27% of net assets of Wall Street Series VUL 220 and VUL 500 policyholders, and 0.35% of net assets of Wall Street Series Survivor policyholders.

 5.  SURRENDER CHARGES

    For policies surrendered within the first 14 years of issuance for Wall Street Series VUL, the first 11 years of issuance for the Wall Street
    Series VUL 220 and VUL 500, and the first 10 years of issuance for the Wall Street Survivor, and the first 9 years of issuance for Harmony Life, Fortis Benefits assesses a surrender charge. Surrender charges are described in the respective prospectuses

    Redemptions are reported prior to the deduction of surrender and premium tax charges, which are paid directly to Fortis Benefits. The surrender and premium tax charges collected by Fortis Benefits were $8,935,368, $6,882,526 and $6,308,174 in 2001, 2000 and 1999, respectively.

 6.  FEDERAL INCOME TAXES

    The operations of the Account form a part of, and are taxed with, the operations of Fortis Benefits, which is taxed as a life insurance company under the Internal Revenue Code. As a result, the net asset values of the subaccounts are not affected by federal income taxes on income distributions received by the subaccounts.

_____________________________________ SA-29 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

 7.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners equity, expense ratios, investment income ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued and outstanding during the reporting period:

                                                                          INVESTMENT
                                         UNIT       CONTRACT     EXPENSE    INCOME      TOTAL
                             UNITS    FAIR VALUE  OWNERS EQUITY  RATIO*    RATIO**    RETURN***
                           ---------  ----------  -------------  -------  ----------  ---------
  Fortis Series Fund --
   Growth Stock Series
    2001 Lowest contract
     charges.............  1,580,703  $12.292836  $ 19,431,325     --         24.30%    (22.85)%
        Highest contract
         charges.........    283,717   16.321628     4,630,723     1.35%      24.30%    (23.90)%
        Remaining
         contract
         charges.........  6,618,248      --       236,138,961     --        --          --
  Fortis Series Fund --
   U.S. Gov't Securities
   Series
    2001 Lowest contract
     charges.............    227,220  $11.875862  $  2,698,430     --          5.83%      7.54%
        Highest contract
         charges.........     73,869   13.697258     1,011,800     1.35%       5.83%      6.09%
        Remaining
         contract
         charges.........    621,954      --        12,543,522     --        --          --
  Fortis Series Fund --
   Money Market Series
    2001 Lowest contract
     charges.............    462,472  $11.401033  $  5,272,662     --          4.86%      3.95%
        Highest contract
         charges.........    209,408   12.303227     2,576,389     1.35%       4.86%      2.54%
        Remaining
         contract
         charges.........    679,268      --        10,738,027     --        --          --
  Fortis Series Fund --
   Asset Allocation
   Series
    2001 Lowest contract
     charges.............    917,326  $10.570365  $  9,696,468     --         12.02%     (6.88)%
        Highest contract
         charges.........    174,085   16.267103     2,831,861     1.35%      12.02%     (8.14)%
        Remaining
         contract
         charges.........  1,874,223      --        55,391,677     --        --          --
  Fortis Series Fund --
   Diversified Income
   Series
    2001 Lowest contract
     charges.............    102,097  $11.255905  $  1,149,189     --          8.13%      6.69%
        Highest contract
         charges.........     55,494   13.031369       723,161     1.35%       8.13%      5.25%
        Remaining
         contract
         charges.........    387,762      --         7,809,289     --        --          --
  Fortis Series Fund --
   Global Growth Series
    2001 Lowest contract
     charges.............    805,275  $ 9.502575  $  7,652,186     --          5.39%    (23.79)%
        Highest contract
         charges.........    189,258   11.570115     2,189,731     1.35%       5.39%    (24.82)%
        Remaining
         contract
         charges.........  3,864,623      --        79,955,047     --        --          --
  Fortis Series Fund --
   Aggressive Growth
   Series
    2001 Lowest contract
     charges.............  1,232,916  $13.456876  $ 16,591,232     --         11.29%    (20.18)%
        Highest contract
         charges.........    262,097   15.033088     3,940,125     1.35%      11.29%    (21.26)%
        Remaining
         contract
         charges.........  3,431,819      --        75,039,660     --        --          --
  Fortis Series Fund --
   Growth & Income Series
    2001 Lowest contract
     charges.............    361,200  $ 9.753659  $  3,523,020     --          8.79%     (9.57)%
        Highest contract
         charges.........    128,875   16.068701     2,070,850     1.35%       8.79%    (10.79)%
        Remaining
         contract
         charges.........  1,677,057      --        37,415,151     --        --          --
  Fortis Series Fund --
   High Yield Series
    2001 Lowest contract
     charges.............    124,794  $ 9.347741  $  1,166,540     --         12.27%      1.25%
        Highest contract
         charges.........     44,191   10.455307       462,034     1.35%      12.27%     (0.12)%
        Remaining
         contract
         charges.........    407,893      --         4,881,209     --        --          --
  Fortis Series Fund --
   International Stock
   Series II
    2001 Lowest contract
     charges.............    151,562  $ 7.165637  $  1,086,039     --        --         (21.48)%
        Highest contract
         charges.........     68,216    9.415161       642,262     1.35%     --         (22.54)%
        Remaining
         contract
         charges.........    473,220      --         5,432,618     --        --          --
  Fortis Series Fund --
   Multisector Bond
    2001 Lowest contract
     charges.............     75,489  $10.761775  $    812,398     --        --           5.61%
        Highest contract
         charges.........     30,138   11.430893       344,506     1.35%     --           4.19%
        Remaining
         contract
         charges.........    186,281      --         2,444,866     --        --          --
  Fortis Series Fund --
   International Stock
   Series
    2001 Lowest contract
     charges.............    552,133  $ 8.060375  $  4,450,400     --          8.49%    (24.28)%
        Highest contract
         charges.........    163,325   11.141490     1,819,685     1.35%       8.49%    (25.30)%
        Remaining
         contract
         charges.........  1,697,712      --        22,573,644     --        --          --
  Fortis Series Fund --
   Value Series
    2001 Lowest contract
     charges.............    434,939  $11.334465  $  4,929,806     --         13.05%     (2.54)%
        Highest contract
         charges.........    108,359   17.945997     1,944,610     1.35%      13.05%     (3.86)%
        Remaining
         contract
         charges.........  1,054,057      --        19,001,419     --        --          --

_____________________________________ SA-30 ____________________________________

                                                                          INVESTMENT
                                         UNIT       CONTRACT     EXPENSE    INCOME      TOTAL
                             UNITS    FAIR VALUE  OWNERS EQUITY  RATIO*    RATIO**    RETURN***
                           ---------  ----------  -------------  -------  ----------  ---------
  Fortis Series Fund --
   S&P 500 Index Series
    2001 Lowest contract
     charges.............  1,609,810  $ 8.652377  $ 13,928,685     --          3.52%    (12.28)%
        Highest contract
         charges.........    277,130   17.260392     4,783,367     1.35%       3.52%    (13.47)%
        Remaining
         contract
         charges.........  3,038,402      --        52,606,723     --        --          --
  Fortis Series Fund --
   Blue Chip Series
    2001 Lowest contract
     charges.............  1,194,213  $ 9.294581  $ 11,099,709     --        --         (14.42)%
        Highest contract
         charges.........    211,775   17.692316     3,746,794     1.35%     --         (15.57)%
        Remaining
         contract
         charges.........  2,091,570      --        37,060,759     --        --          --
  Fortis Series Fund --
   Mid Cap Stock Series
    2001 Lowest contract
     charges.............    362,197  $11.631253  $  4,212,806     --          0.32%     (4.17)%
        Highest contract
         charges.........    592,795   10.685723       592,795     1.35%       0.32%     (5.47)%
        Remaining
         contract
         charges.........    407,285      --         4,381,253     --        --          --
  Fortis Series Fund --
   Large Cap Growth
   Series
    2001 Lowest contract
     charges.............    974,746  $ 8.060779  $  7,857,209     --        --         (14.90)%
        Highest contract
         charges.........    163,875   10.028841     1,643,473     1.35%     --         (16.05)%
        Remaining
         contract
         charges.........    797,068      --         8,047,134     --        --          --
  Fortis Series Fund --
   Small Cap Value Series
    2001 Lowest contract
     charges.............    423,921  $16.444170  $  6,971,029     --        --          21.01%
        Highest contract
         charges.........     81,823   15.945081     1,304,668     1.35%     --          19.37%
        Remaining
         contract
         charges.........    658,656      --        10,572,771     --        --          --
  Fortis Series Fund --
   Global Equity
    2001 Lowest contract
     charges.............    148,968  $ 8.447903  $  1,258,469     --          0.74%     (9.62)%
        Highest contract
         charges.........     16,124    8.259723       133,183     1.35%       0.74%    (10.84)%
        Remaining
         contract
         charges.........     38,125      --           315,841     --        --          --
  Fortis Series Fund --
   Investors Growth
    2001 Lowest contract
     charges.............    388,359  $ 6.757759  $  2,624,440     --        --         (24.79)%
        Highest contract
         charges.........     40,265    6.607114       266,034     1.35%     --         (25.80)%
        Remaining
         contract
         charges.........    104,006      --           689,256     --        --          --
  Fortis Series Fund --
   Blue Chip II
    2001 Lowest contract
     charges.............    350,372  $ 6.824708  $  2,391,186     --        --         (22.50)%
        Highest contract
         charges.........     27,268    6.672587       181,946     1.35%     --         (23.55)%
        Remaining
         contract
         charges.........     86,438      --           578,500     --        --          --
Fortis Series Fund --
 Capital Opportunities
    2001 Lowest contract
     charges.............    249,148  $ 6.745603  $  1,680,655     --        --         (23.63)%
        Highest contract
         charges.........     23,777    6.595191       156,815     1.35%     --         (24.66)%
        Remaining
         contract
         charges.........    114,609      --           758,159     --        --          --
Fortis Series Fund --
 American Leaders
    2001 Lowest contract
     charges.............     50,895  $10.449924  $    515,051     --          0.72%     (3.49)%
        Highest contract
         charges.........     13,056    9.894685       129,184     1.35%       0.72%     (4.79)%
        Remaining
         contract
         charges.........     59,566      --           591,169     --        --          --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-31 ____________________________________

                       REPORT OF INDEPENDENT ACCOUNTANTS
                  --------------------------------------------

To the Board of Directors and Shareholder of Fortis Benefits Insurance Company

In our opinion, the accompanying balance sheet and the related statements of income, of changes in shareholder's equity and of cash flows present fairly, in all material respects, the financial position of Fortis Benefits Insurance Company, an indirect, wholly-owned subsidiary of Fortis (SA/NV) and Fortis N.V. (the Company) at December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. The financial statements of the Company as of December 31, 1999 were audited by other independent accountants whose report dated February 17, 2000 expressed an unqualified opinion on those statements.

February 15, 2002                                     PRICEWATERHOUSECOOPERS LLP

                         REPORT OF INDEPENDENT AUDITORS
              ----------------------------------------------------

The Board of Directors
Fortis Benefits Insurance Company

We have audited the accompanying statement of operations, changes in equity and comprehensive income, and cash flow of Fortis Benefits Insurance Company (the Company), for the year ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the Company's results of operations and cash flows for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

February 17, 2000                                          /s/ ERNST & YOUNG LLP

                       FORTIS BENEFITS INSURANCE COMPANY
                                 BALANCE SHEETS

                                                                            DECEMBER 31
------------------------------------------------------------------------------------------------

                                                                                        2000
                                                                      2001           (restated)
------------------------------------------------------------------------------------------------
                                                                    (In thousands, except share
                                                                               data)
ASSETS
  Investments:
    Fixed maturities, at fair value (amortized cost 2001 --
     $2,744,158; 2000 -- $3,270,943)                               $ 2,785,442       $ 3,236,446
    Equity securities, at fair value (cost 2001 -- $114,049;
     2000 -- $91,266)                                                  115,348            88,014
    Mortgage loans on real estate, less allowance for
     possible losses (2001 -- $13,118; 2000 -- $11,085)                655,211           856,213
    Policy loans                                                         9,935           111,594
    Short-term investments                                             258,790           171,351
    Real estate and other investments                                   64,424            41,712
------------------------------------------------------------------------------------------------
                                                                     3,889,150         4,505,330
------------------------------------------------------------------------------------------------
  Cash and cash equivalents                                             11,704            17,084
  Receivables:
    Uncollected premiums                                                63,080            68,182
    Reinsurance recoverable on unpaid and paid losses                1,104,617           105,097
    Other                                                               34,027            53,096
------------------------------------------------------------------------------------------------
                                                                     1,201,724           226,375
------------------------------------------------------------------------------------------------
  Accrued investment income                                             50,999            63,330
  Deferred policy acquisition costs                                    108,406           533,313
  Property and equipment at cost, less accumulated
   depreciation                                                          4,972            20,893
  Federal income tax recoverable                                            --             6,029
  Deferred federal income taxes                                        193,022            45,779
  Other assets                                                          12,780             3,543
  Due from affiliates                                                   12,044                --
  Goodwill, less accumulated amortization (2001 -- $5,720;
   2000 -- $4,195)                                                     167,992            26,690
  Assets held in separate accounts                                   4,372,559         5,184,083
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $10,025,352       $10,632,449
------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                          STATEMENTS OF BALANCE SHEETS

                                                                            DECEMBER 31
------------------------------------------------------------------------------------------------

                                                                                        2000
                                                                      2001           (restated)
------------------------------------------------------------------------------------------------
                                                                    (In thousands, except share
                                                                               data)
POLICY RESERVES AND LIABILITIES AND SHAREHOLDER'S EQUITY
  Policy reserves and liabilities:
    Future policy benefit reserves:
      Traditional and pre-need life insurance                      $ 1,796,952       $ 1,854,095
      Interest sensitive and investment products                     1,052,932         1,027,079
      Accident and health                                            1,110,436         1,007,789
------------------------------------------------------------------------------------------------
                                                                     3,960,320         3,888,963
------------------------------------------------------------------------------------------------
    Unearned revenues                                                   54,811            35,132
    Other policy claims and benefits payable                           265,702           244,755
    Policyholder dividends payable                                       2,023             9,470
------------------------------------------------------------------------------------------------
                                                                     4,282,856         4,178,320
------------------------------------------------------------------------------------------------
    Accrued expenses                                                    92,783            76,041
    Current income taxes payable                                        80,306                --
    Other liabilities                                                  106,220           118,975
    Dividends declared and unpaid                                           --            75,000
    Deferred gain on reinsurance ceded                                 369,833            25,909
    Due to affiliates                                                       --             7,883
    Liabilities related to separate accounts                         4,372,559         5,159,275
------------------------------------------------------------------------------------------------
                       TOTAL POLICY RESERVES AND LIABILITIES         9,304,557         9,641,403
------------------------------------------------------------------------------------------------
  Shareholder's equity:
    Common stock, $5 par value: authorized, issued and
     outstanding shares -- 1,000,000                                     5,000             5,000
    Additional paid-in capital                                         516,570           645,757
    Retained earnings                                                  170,811           363,452
    Unrealized gain (loss) on available-for-sale securities
     (net of deferred taxes 2001 -- $16,099; 2000 --
     $(11,880))                                                         29,899           (22,063)
    Unrealized gain on assets held in separate accounts (net
     of deferred taxes 2000 -- $113)                                        --               210
    Unrealized loss due to foreign currency exchange                    (1,485)           (1,310)
------------------------------------------------------------------------------------------------
                                  TOTAL SHAREHOLDER'S EQUITY           720,795           991,046
------------------------------------------------------------------------------------------------
     TOTAL POLICY RESERVES AND LIABILITIES AND SHAREHOLDER'S
                                                      EQUITY       $10,025,352       $10,632,449
------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                              STATEMENTS OF INCOME

                                                                          YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------------------------

                                                                                    2000             1999
                                                                   2001          (restated)       (restated)
------------------------------------------------------------------------------------------------------------
                                                                              (in thousands)
REVENUES:
  Insurance operations:
  Traditional and pre-need life insurance premiums              $  497,053       $  492,288       $  383,654
  Interest sensitive and investment product policy
   charges                                                          49,690          159,728          141,299
  Accident and health insurance premiums                         1,000,935          952,228        1,003,128
------------------------------------------------------------------------------------------------------------
                                                                 1,547,678        1,604,244        1,528,081
------------------------------------------------------------------------------------------------------------
  Net investment income                                            306,377          331,380          289,719
  Net realized (losses) gains on investments                       (34,437)         (21,629)          18,854
  Amortization of gain on reinsured business                        52,179            5,000            1,101
  Other income                                                      13,161            9,607           11,663
------------------------------------------------------------------------------------------------------------
                                           TOTAL REVENUES        1,884,958        1,928,602        1,849,418
------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
  Benefits to policyholders:
    Traditional and pre-need life insurance                        422,478          413,326          303,139
    Interest sensitive investment products                          39,701           89,062           96,116
    Accident and health claims                                     773,926          750,048          812,144
------------------------------------------------------------------------------------------------------------
                                                                 1,236,105        1,252,436        1,211,399
------------------------------------------------------------------------------------------------------------
  Policyholder dividends                                               966            2,685            3,114
  Amortization of deferred policy acquisition costs                 55,936           55,311           50,274
  Insurance commissions                                            141,623          131,772          130,814
  General and administrative expenses                              287,495          348,968          319,275
------------------------------------------------------------------------------------------------------------
                              TOTAL BENEFITS AND EXPENSES        1,722,125        1,791,172        1,714,876
------------------------------------------------------------------------------------------------------------
Income before federal income taxes                                 162,833          137,430          134,542
Federal income taxes                                                55,474           44,820           44,869
------------------------------------------------------------------------------------------------------------
                                               NET INCOME       $  107,359       $   92,610       $   89,673
------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                                                                                                Accumulated
                                                                                                   Other
                                                    Common   Additional Paid-In    Retained    Comprehensive
                                         Total      Stock         Capital          Earnings    (Loss) Income
------------------------------------------------------------------------------------------------------------
                                                                  (In thousands)
Balance, December 31, 1998 (restated)  $1,060,655   $5,000        $645,757         $337,655      $  72,243
Comprehensive income :
  Net income                               89,673      --               --           89,673             --
  Change in unrealized losses on
   investments, net                      (150,037)     --               --               --       (150,037)
------------------------------------------------------------------------------------------------------------
  Total comprehensive loss                (60,364)
------------------------------------------------------------------------------------------------------------
Balance, December 31, 1999 (restated)   1,000,291   5,000          645,757          427,328        (77,794)
Comprehensive income :
  Net income                               92,610      --               --           92,610             --
  Change in unrealized gain on
   investments, net                        54,631      --               --               --         54,631
------------------------------------------------------------------------------------------------------------
  Total comprehensive income              147,241
  Dividend                               (156,486)     --               --         (156,486)            --
------------------------------------------------------------------------------------------------------------
Balance, December 31, 2000 (restated)     991,046   5,000          645,757          363,452        (23,163)
Comprehensive income :
  Net income                              107,359      --               --          107,359             --
  Change in unrealized gain on
   investments, net                        51,577      --               --               --         51,577
------------------------------------------------------------------------------------------------------------
  Total comprehensive income              158,936
  Net deemed dividend to parent          (129,187)     --         (129,187)              --             --
  Dividend                               (300,000)     --               --         (300,000)            --
------------------------------------------------------------------------------------------------------------
           BALANCE, DECEMBER 31, 2001  $  720,795   $5,000        $516,570         $170,811      $  28,414
------------------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                      YEARS ENDED DECEMBER 31
-----------------------------------------------------------------------------------------------------

                                                                               2000          1999
                                                                 2001       (restated)    (restated)
-----------------------------------------------------------------------------------------------------
                                                                          (In thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $   107,359   $    92,610   $    89,673
  Adjustments to reconcile net income to net cash provided
   by operating activities:
    Provision for depreciation and amortization of goodwill         2,769         6,628        14,602
    Amortization of gain on reinsured business                    (52,179)       (5,000)       (1,101)
    Amortization of investment (discounts) premiums, net           (8,065)        4,190         5,997
    Net realized losses (gains) on sold investments                28,529        18,500       (18,903)
    Write-off of investment                                         5,907         3,129            --
    Policy acquisition costs deferred                             (74,993)     (118,826)     (105,888)
    Amortization of deferred policy acquisition costs              55,936        55,311        50,274
    Provision for deferred federal income taxes                  (147,243)       (8,093)       20,317
    Decrease in income taxes recoverable                          163,445       (13,963)         (866)
    Change in receivables, accrued investment income,
     unearned premiums, accrued expenses, other assets, due
     to and from affiliates and other liabilities                  37,210       (51,691)         (914)
    Increase (decrease) in future policy benefit reserves
     for traditional, interest sensitive and accident and
     health policies                                              121,712       165,148       120,142
    Increase (decrease) in other policy claims and benefits
     and policyholder dividends payable                            13,360       (25,303)        5,012
    Other                                                          (1,947)          174            --
-----------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES      251,800       122,814       178,345
-----------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of fixed maturity investments                      (1,400,355)   (1,757,391)   (2,149,606)
  Sales and repayments of fixed maturity investments            1,729,692     1,992,838     2,134,102
  (Increase) decrease in short-term investments                   (87,459)      (47,669)      (45,461)
  Purchases of other investments                                 (222,285)     (363,978)     (305,889)
  Sales of other investments                                      294,350       298,927       353,267
  Sales (purchases) of property and equipment                      17,190          (603)       (7,213)
  Cash received pursuant to reinsurance agreement                 (27,176)       17,591         3,374
  Cash paid pursuant to reinsurance agreement                    (162,003)           --            --
-----------------------------------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES      141,954       139,715       (17,426)
-----------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Activities related to investment products:
    Considerations received                                        43,713       226,139       237,375
    Surrenders and death benefits                                 (79,329)     (448,349)     (416,537)
    Interest credited to policyholders                              7,174        32,886        39,855
  Dividend                                                       (375,000)      (81,486)           --
  Change in foreign exchange rate                                   4,308         2,731        (5,077)
-----------------------------------------------------------------------------------------------------
                       NET CASH USED IN FINANCING ACTIVITIES     (399,134)     (268,079)     (144,384)
-----------------------------------------------------------------------------------------------------
(Decrease) increase in cash and cash equivalents                   (5,380)       (5,550)       16,535
Cash and cash equivalents at beginning of year                     17,084        22,634         6,099
-----------------------------------------------------------------------------------------------------
                    CASH AND CASH EQUIVALENTS AT END OF YEAR  $    11,704   $    17,084   $    22,634
-----------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                       FORTIS BENEFITS INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                   YEARS ENDED DECEMBER 31
------------------------------------------------------------------------------------------------

                                                                 2001         2000       1999
------------------------------------------------------------------------------------------------
                                                                        (In thousands)
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING ACTIVITIES:
  Assets and liabilities transferred in reinsurance
   transactions (Note 9):
    Cessations of FFG in 2001 and LTC in 2000:
      Non-cash assets (ceded) received:
        Compensation for ceded liabilities                    $  (500,000)  $     --   $      --
        Fixed maturities                                         (161,579)        --          --
        Other investments                                        (196,987)        --          --
        Capital gains on assets transferred                           582         --          --
        Other assets                                              (20,367)      (157)         --
        Deferred acquisition costs                               (441,555)   (20,829)         --
------------------------------------------------------------------------------------------------
                      TOTAL VALUE OF ASSETS (CEDED) RECEIVED  $(1,319,906)  $(20,986)  $      --
------------------------------------------------------------------------------------------------
      Non-cash liabilities ceded (assumed):
        Ceding commission                                     $   500,000   $     --   $      --
        Future policy benefit reserves                          1,049,137     15,086          --
        Claim liabilities and dividends payable                    14,928          7          --
        Unearned premium reserves                                     241      7,641          --
        Separate accounts seed money liability                    (21,387)        --          --
        Other liabilities                                           1,515       (320)         --
        Proceeds reallocation                                     198,750         --          --
------------------------------------------------------------------------------------------------
                           TOTAL LIABILITIES CEDED (ASSUMED)  $ 1,743,184   $ 22,414   $      --
------------------------------------------------------------------------------------------------
      Deemed dividend to parent                               $  (198,750)  $     --   $      --
      Deferred tax asset                                           69,563         --          --
------------------------------------------------------------------------------------------------
                               NET DEEMED DIVIDEND TO PARENT  $  (129,187)  $     --   $      --
------------------------------------------------------------------------------------------------
    Assumptions of Protective DBD in 2001 and UFL in 1999:
      Non-cash assets assumed:
        Fixed maturities                                      $        --   $     --   $ 517,091
        Other investments                                              --         --     121,696
        Goodwill and intangibles                                  143,204         --          --
        Other assets                                               20,890         --      12,763
        Deferred acquisition costs                                     --         --      35,882
        Federal income tax recoverable                             77,110         --          --
------------------------------------------------------------------------------------------------
                                        TOTAL ASSETS ASSUMED  $   241,204   $     --   $ 687,432
------------------------------------------------------------------------------------------------
      Non-cash liabilities assumed
        Future policy benefit reserves                        $   (21,913)  $     --   $(685,932)
        Unearned premium reserves                                 (13,975)        --          --
        Claim liabilities and dividends payable                   (15,068)        --      (4,874)
        Accrued expenses and other liabilities                    (28,245)        --          --
------------------------------------------------------------------------------------------------
                                   TOTAL LIABILITIES ASSUMED  $   (79,201)  $     --   $(690,806)
------------------------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. NATURE OF OPERATIONS

Fortis Benefits Insurance Company (the Company) is an indirect wholly-owned subsidiary of Fortis, Inc. (Fortis), which itself is an indirect, wholly-owned subsidiary of Fortis (SA/NV) and Fortis N.V. The Company is incorporated in Minnesota and distributes its products in all states except New York. The Company's revenues are derived principally from group employee benefits products and from individual pre-need products.

Effective March 1, 2000, the Company sold through cessation long-term care insurance business to John Hancock Life Insurance Company on a 100% co-insurance basis. (See Note 9 "Reinsurance" for more information on this reinsurance transaction.)

Effective April 1, 2001, the Company sold through cessation certain individual life insurance policies and annuity contracts to Hartford Life Insurance and Annuity Company on a 100% co-insurance basis and it's Separate Accounts business on a 100% modified co-insurance basis. (See Note 9 "Reinsurance" for more information on this reinsurance transaction.)

Effective July 1, 2001, the Company completed a statutory merger in which Pierce National Life Insurance Company (PNL), a California insurance company, merged with and into the Company (the Merger). Immediately prior to the Merger, both the Company and PNL were indirect wholly owned subsidiaries of Fortis, Inc., a Nevada corporation and a holding company for certain insurance companies in the United States. The Merger was completed as part of an internal reorganization being effected by Fortis, Inc. with respect to certain of its life and health insurance companies. Prior period financial statements have been restated to reflect the merger.

On December 31, 2001, the Company purchased the Dental Benefits Division of Protective Life Corporation. The Purchase includes group dental, group life and group disability insurance products. The Company will reinsure these insurance products on a 100% co-insurance basis and perform administration of such insurance products. (See Note 9 "Reinsurance" for more information on this reinsurance transaction.)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS

Effective January 1, 2000, the Company adopted Statement of Position ("SOP") 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts that do not Transfer Insurance Risk. SOP 98-7 provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk. The adoption of SOP 98-7 did not have a material effect on the Company's results of operations or financial position.

In June 2001, the Financial Accounting Standards Board issued statement of Financial Accounting Standards (SFAS) 141, Business Combinations, and SFAS 142, Goodwill and Other Intangible Assets. SFAS 141 addresses financial accounting and reporting for business combinations and requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method. The Company applied the provisions of SFAS 141 for all business combinations subsequent to June 30, 2001. SFAS 142 eliminates the amortization of goodwill and certain intangible assets that are deemed to have indefinite lives and requires such assets to be tested for impairment and to be written down to fair value, if necessary. The Company is currently assessing its goodwill for impairment and has not yet determined whether or to what extent this new statement will affect the financial statements.

INVESTMENTS

The Company's investment strategy is developed based on many factors including insurance liability matching, rate of return, maturity, credit risk, tax considerations and regulatory requirements.

All fixed maturity investments and all marketable equity securities are classified as available-for-sale and carried at fair value.

Changes in fair values of available for sale securities, after related deferred income taxes and after adjustment for the changes in the pattern of amortization of deferred policy acquisition costs and participating policyholder dividends, are reported directly in shareholder's equity as accumulated other comprehensive income and, accordingly, have no effect on net income. The unrealized appreciation or depreciation is net of deferred policy acquisition cost amortization and taxes that would have been required as a charge or credit to income had such unrealized amounts been realized.

Mortgage loans constitute first liens on commercial real estate and other income producing properties. The insurance statutes in Minnesota generally require that the initial principal loaned not exceed 80% of the appraised value of the property securing the loan. The Company's policy fully complies with this statute. Mortgage loans on real estate are reported at amortized cost, less allowance for possible losses. The change in the allowance for possible losses is recorded with realized gains and losses on investments.

Policy loans are reported at their unpaid balance. Short-term investments are carried at cost which approximates fair value.

Real estate and other investments consist principally of property acquired in satisfaction of debt and limited partnerships, respectively. Real estate is recorded at cost or carrying value of loans foreclosed less allowances for depreciation. The Company provides for depreciation on a straight-line basis over the estimated useful lives. Other investments are accounted for using the equity method of accounting.

Realized gains and losses on sales of investments, and declines in value judged to be other-than-temporary, are recognized on the specific identification basis. Investment income is recorded as earned.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, which vary with and are directly related to the production of new business, are deferred to the extent recoverable and amortized. For traditional and pre-need life insurance and long-term care products (included as accident and health products), such costs are amortized over the premium paying period. For interest sensitive and investment products, such costs are amortized in relation to expected future gross profits. Estimation of future gross profits requires significant management judgment and is reviewed periodically. As excess amounts of deferred costs over future premiums or gross profits are identified, such excess amounts are expensed.

PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost less accumulated depreciation. The Company provides for depreciation principally on the straight-line method over the estimated useful lives of the related property. Depreciation expense was $1,243, $4,831 and $12,809 for the years ended December 31, 2001, 2000 and 1999, respectively.

INCOME TAXES

Income taxes have been provided using the liability method. Deferred tax assets and liabilities are determined based on the temporary differences between the financial reporting and the tax bases and are measured using the currently enacted tax rates.

GUARANTY FUND ASSESSMENTS

There are a number of insurance companies that are currently under regulatory supervision. This may result in future assessments by state guaranty fund associations to cover losses to policyholders of insolvent or rehabilitated companies. These assessments can be partially recovered through a reduction in future premium taxes in some states. The Company believes it has adequately provided for the impact of future assessments relating to current insolvencies.

SEPARATE ACCOUNTS

Effective April 1, 2001, the Company sold through cessation its separate accounts business to Hartford Life Insurance and Annuity Company on a 100% modified co-insurance basis. Reinsurance ceded would become a liability of the Company in the event the reinsurers are unable to meet the obligations assumed under the reinsurance agreement. (See Note 9 "Reinsurance" for more information on this reinsurance transaction.)

Revenues and expenses related to the separate account assets and liabilities are excluded from the amounts reported in the accompanying statements of income.

Assets and liabilities associated with the separate accounts relate to deposits and annuity considerations for variable life and variable annuity products for which the contract owner, rather than the Company, bears the investment risk. Separate account assets are reported at fair value and represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners.

The Company received mortality and expense risk fees from the separate accounts, deducted monthly cost of insurance charges, and received minimum death benefit guarantee fees along with issue and administrative fees from the variable life insurance separate accounts prior to the sale.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company made periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

REVENUE RECOGNITION AND FUTURE POLICY BENEFIT RESERVES

Premiums for traditional life insurance and pre-need life products are recognized as revenues when due over the premium-paying period. Reserves for future policy benefits are computed using the net level method and include investment yield, mortality, withdrawal, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible unfavorable deviations.

Revenues for interest sensitive and investment products consist of charges assessed against policy account balances during the period for the cost of insurance, policy administration, and surrender charges. Future policy benefit reserves are computed under the retrospective deposit method and consist of policy account balances before applicable surrender charges. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances. Interest crediting rates for universal life and investment products ranged from 3% to 14% in 2001, 4% to 15% in 2000 and 3.5% to 12% in 1999.

A portion of the Company's pre-need life products provide an increasing future benefit tied typically to the U.S. Consumer Price Index or a targeted growth rate established at management's discretion. All pre-need life products that have death benefit increases made at management's discretion are accounted for as interest-sensitive life products.

Premiums for accident and health insurance products, including medical, long- and short-term disability and dental insurance products, are recognized as revenues ratably over the contract period in proportion to the risk insured. Reserves for future disability benefits are based on the 1987 Commissioners Group Disability Table. The valuation interest rate is the Single Premium Immediate Annuity valuation rate less 100 basis points. Claims in the first five years are modified based on the Company's actual experience.

Other policy claims and benefits payable for reported and incurred but not reported claims and related claims adjustment expenses are determined using case-basis estimates and past experience. The methods of making such estimates and establishing the related liabilities are continually reviewed and updated. Any adjustments resulting therefrom are reflected in income currently.

COMPREHENSIVE INCOME
Comprehensive income is comprised of net income and other comprehensive income which includes unrealized gains and losses adjusted for the impact of gains and losses realized during the current year on securities classified as available-for-sale, net of the effect on deferred policy acquisition costs and taxes.
STATEMENTS OF CASH FLOWS

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

RECLASSIFICATIONS

Certain amounts in the 2000 and 1999 financial statements have been reclassified to conform to the 2001 presentation.

3. INVESTMENTS
AVAILABLE-FOR-SALE SECURITIES
The following is a summary of the available-for-sale securities:

                                                                Gross              Gross
                                           Amortized          Unrealized         Unrealized
                                              Cost              Gains              Losses           Fair Value
                                           -------------------------------------------------------------------
AT DECEMBER 31, 2001:
  Fixed maturities:
    Governments                            $  216,644          $ 3,554            $  3,583          $  216,615
    Public utilities                          191,860            4,777               4,834             191,803
    Industrial and miscellaneous            2,048,100           69,239              34,104           2,083,235
    Other                                     287,554            6,701                 466             293,789
                                           -------------------------------------------------------------------
Total fixed maturities                      2,744,158           84,271              42,987           2,785,442
  Equity securities                           114,049            6,012               4,713             115,348
                                           -------------------------------------------------------------------
                                    TOTAL  $2,858,207          $90,283            $ 47,700          $2,900,790
                                           -------------------------------------------------------------------
AT DECEMBER 31, 2000:
  Fixed maturities:
    Governments                            $  420,539          $18,176            $    601          $  438,114
    Public utilities                          267,144            4,182               5,121             266,205
    Industrial and miscellaneous            2,313,100           30,665              85,376           2,258,389
    Other                                     270,160            4,941               1,363             273,738
                                           -------------------------------------------------------------------
Total fixed maturities                      3,270,943           57,964              92,461           3,236,446
  Equity securities                            91,266            5,160               8,412              88,014
                                           -------------------------------------------------------------------
                                    TOTAL  $3,362,209          $63,124            $100,873          $3,324,460
                                           -------------------------------------------------------------------

The amortized cost and fair value of available-for-sale investments in fixed maturities at December 31, 2001, by contractual maturity, are shown below.

                                                              Amortized
                                                                 Cost            Fair Value
                                                              -----------------------------
Due in one year or less                                       $  140,972         $  142,518
Due after one year through five years                            440,342            453,284
Due after five years through ten years                           981,551            990,470
Due after ten years                                            1,181,293          1,199,170
                                                              -----------------------------
                                                       TOTAL  $2,744,158         $2,785,442
                                                              -----------------------------

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

MORTGAGE LOANS

The Company has issued commercial mortgage loans on properties located throughout the United States. Approximately 36% and 37% of outstanding principal is concentrated in the states of New York, California and Florida, at December 31, 2001 and 2000, respectively. Loan commitments outstanding totaled $0 and $8,000 at December 31, 2001 and 2000 respectively.

INVESTMENTS ON DEPOSIT

The Company had fixed maturities carried at $64,176 and $93,940 at December 31, 2001 and 2000, respectively, on deposit with various governmental authorities as required by law.

NET UNREALIZED GAINS (LOSSES)

The adjusted net unrealized gains (losses) on investments recorded in accumulated other comprehensive income for the year ended December 31, are set forth below:

                                                            Before-Tax         Tax Benefit         Net-of-Tax
                                                              Amount            (Expense)            Amount
                                                            -------------------------------------------------
December 31, 2001:
  Unrealized gains (losses) on investments:
    Unrealized gains (losses) on available-for-sale
     investments                                            $ 123,988           $(43,904)          $  76,168
    Increase in amortization of deferred policy
     acquisition costs                                         (1,752)               612              (1,140)
    Reclassification for gains (losses) realized in net
     income                                                   (42,061)            14,694             (23,451)
                                                            -------------------------------------------------
                                  OTHER COMPREHENSIVE GAIN  $  80,175           $(28,598)          $  51,577
                                                            -------------------------------------------------
December 31, 2000:
  Unrealized gains (losses) on investments:
    Unrealized gains (losses) on available-for-sale
     investments                                            $ 117,559           $(41,145)          $  76,414
    Increase in amortization of deferred policy
     acquisition costs                                         (2,314)               810              (1,504)
    Reclassification for gains (losses) realized in net
     income                                                   (31,198)            10,919             (20,279)
                                                            -------------------------------------------------
                                  OTHER COMPREHENSIVE GAIN  $  84,047           $(29,416)          $  54,631
                                                            -------------------------------------------------
December 31, 1999:
  Unrealized gains (losses) on investments:
    Unrealized gains (losses) on available-for-sale
     investments                                            $(256,773)          $ 89,871           $(166,902)
    Decrease in amortization of deferred policy
     acquisition costs                                          9,142             (3,200)              5,942
    Reclassification for gains (losses) realized in net
     income                                                    16,805             (5,882)             10,923
                                                            -------------------------------------------------
                                  OTHER COMPREHENSIVE LOSS  $(230,826)          $ 80,789           $(150,037)
                                                            -------------------------------------------------

NET INVESTMENT INCOME AND NET REALIZED (LOSSES) GAINS ON INVESTMENTS

Major categories of net investment income and realized (losses) gains on investments for each year were as follows:

                                                                                  2000               1999
                                                                2001           (restated)         (restated)
                                                              ----------------------------------------------
NET INVESTMENT INCOME:
  Fixed maturities                                            $217,535          $240,163           $215,664
  Equity securities                                             16,967            15,842              8,274
  Mortgage loans on real estate                                 65,524            72,278             59,307
  Policy loans                                                   2,156             7,114              5,664
  Short-term investments                                           939               600                979
  Real estate and other investments                              9,428             2,877              6,695
                                                              ----------------------------------------------
                                                               312,549           338,874            296,583
  Expenses                                                      (6,172)           (7,494)            (6,864)
                                                              ----------------------------------------------
                                                              $306,377          $331,380           $289,719
                                                              ----------------------------------------------
NET REALIZED (LOSSES) GAINS ON INVESTMENTS:
  Fixed maturities                                            $(35,594)         $(35,889)          $(17,060)
  Equity securities                                             (6,467)            4,691             33,865
  Mortgage loans on real estate                                  7,810                --                 --
  Short-term investments                                          (129)              120                (50)
  Real estate and other investments                                (57)            9,449              2,099
                                                              ----------------------------------------------
                                                              $(34,437)         $(21,629)          $ 18,854
                                                              ----------------------------------------------

Proceeds from sales of investments in fixed maturities were $1,729,692, $1,992,838 and $2,134,102 in 2001, 2000 and 1999, respectively. Gross gains of
$47,473, $16,692 and $12,918 and gross losses of $83,067, $52,581 and $29,978 were realized on the sales in 2001, 2000 and 1999, respectively.

4. DEFERRED POLICY ACQUISITION COSTS

The changes in deferred policy acquisition costs by product were as follows:

                                                           Interest Sensitive
                                   Traditional and           and Investment             Accident
                                    Pre-Need Life               Products               and Health           Total
                                   --------------------------------------------------------------------------------
Balance, December 31, 1999            $107,679                  $ 366,724               $ 18,498          $ 492,901
Acquisition costs deferred              20,866                     95,284                  2,983            119,133
Acquisition costs amortized            (21,806)                   (32,854)               (21,481)           (76,141)
Foreign currency conversion               (262)                        (4)                    --               (266)
Increased amortization of
 deferred acquisition costs from
 unrealized gains on
 available-for-sale securities              --                     (2,314)                    --             (2,314)
                                   --------------------------------------------------------------------------------
Balance, December 31, 2000             106,477                    426,836                     --            533,313
Acquisition costs deferred              52,413                     22,580                     --             74,993
Acquisition costs amortized            (51,811)                  (445,681)                    --           (497,492)
Foreign currency conversion               (615)                       (41)                    --               (656)
Increased amortization of
 deferred acquisition costs from
 unrealized gains on
 available-for-sale securities              --                     (1,752)                    --             (1,752)
                                   --------------------------------------------------------------------------------
Balance, December 31, 2001            $106,464                  $   1,942               $     --          $ 108,406
                                   --------------------------------------------------------------------------------

Included in total policy acquisition costs amortized in 2001 are $441,555 of acquisition costs and $8,013 of present value of future profits resulting from the reinsurance cession agreement on certain individual life insurance policies and annuity contracts with Hartford Life Insurance Company, which became effective April 1, 2001. See Note 9 "Reinsurance" for more information on the reinsurance transaction.

Included in total policy acquisition costs amortized in 2000 is $20,829 of acquisition costs resulting from the long-term care reinsurance cession agreement with John Hancock Life Insurance Company, which became effective
March 1, 2000. See Note 9, "Reinsurance" for more information on the reinsurance transaction.

5. PROPERTY AND EQUIPMENT

A summary of property and equipment at December 31 for each year follows:

                                                                2001             2000
                                                              -------------------------
Land                                                          $     --         $  1,900
Building and improvements                                        2,106           27,019
Furniture and equipment                                         49,878           79,051
                                                              -------------------------
                                                                51,984          107,970
Less accumulated depreciation                                  (47,012)         (87,077)
                                                              -------------------------
Net property and equipment                                    $  4,972         $ 20,893
                                                              -------------------------

During 2001, land, building and furniture and equipment with book values of $1,900, $15,307, and $1,605, respectively, were sold to Hartford Life and Annuity Insurance Company for $20,791.

6. ACCIDENT AND HEALTH RESERVES

Activity for the liability for unpaid accident and health claims is summarized as follows:

                                                                          Years Ended December 31
                                                                --------------------------------------------
                                                                   2001             2000             1999
                                                                --------------------------------------------
Balance as of January 1, net of reinsurance recoverables        $1,154,773       $1,140,084       $1,062,447
  Add: Incurred losses related to:
    Current year                                                   822,695          753,173          824,944
    Prior years                                                    (36,591)         (25,859)         (12,800)
                                                                --------------------------------------------
                                    TOTAL INCURRED LOSSES          786,104          727,314          812,144
                                                                --------------------------------------------
  Deduct: Paid losses related to:
    Current year                                                   434,095          428,725          468,404
    Prior years                                                    259,202          283,900          266,103
                                                                --------------------------------------------
                                        TOTAL PAID LOSSES          693,297          712,625          734,507
                                                                --------------------------------------------
Balance as of December 31, net of reinsurance
 recoverables                                                   $1,247,580       $1,154,773       $1,140,084
                                                                --------------------------------------------

The table above differs from the amounts reported on the balance sheet in the following respects: (1) the table above is presented net of ceded reinsurance and the accident and health reserves reported on the balance sheet are gross of ceded reinsurance; and (2) the table above includes accident and health benefits payable which are included with other policy claims and benefits payable reported on the balance sheet.

Included in incurred losses presented above related to current year is $12,178 of reserves assumed resulting from the Dental Benefits Division of Protective Life Corporation reinsurance agreement which became effective December 31, 2001. See Note 9 "Reinsurance" for more information on this reinsurance transaction.

Excluded from incurred losses presented above related to prior year is $22,734 of reserves ceded resulting from the long-term care reinsurance agreement with John Hancock Life Insurance Company, which became effective March 1, 2000. See
Note 9 "Reinsurance" for more information on this reinsurance transaction.

In each of the years presented above, the accident and health insurance line of business experienced overall favorable development on claims reserves established as of the previous year end. The favorable development was a result of a reduction of loss reserves due to ongoing analysis of recent loss development trends.

The liability for unpaid accident and health claims includes $1,109,112 and $1,042,180 of total disability income reserves as of December 31, 2001 and 2000, respectively, which were discounted for anticipated interest earnings using a rate which varies by incurral year.

7. FEDERAL INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of Fortis. Income tax expense or credits are allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a Tax Allocation Agreement.

Deferred income taxes reflect the net tax effects of temporary differences between the basis of assets and liabilities for financial statement purposes and for income tax purposes.

The significant components of the Company's deferred tax liabilities and assets as of December 31, 2001 and 2000 are as follows:

                                                                     2001           2000
                                                                   -----------------------
Deferred tax assets:
  Deferred gain on reinsurance                                     $129,427       $  3,497
  Separate account assets/liabilities                                 8,418         72,599
  Reserves                                                           24,356         41,171
  Deferred policy acquisition costs                                  23,427             --
  Claims and benefits payable                                         7,706          7,445
  Accrued liabilities                                                 8,229         15,002
  Unrealized losses                                                      --         13,007
  Investments                                                         4,515         14,639
  Other                                                               6,508          8,304
                                                                   -----------------------
                                   TOTAL DEFERRED TAX ASSETS        212,586        175,664
                                                                   -----------------------
Deferred tax liabilities:
Deferred policy acquisition costs                                        --        117,568
  Unrealized gains                                                   16,523            747
  Fixed assets                                                        1,075          3,143
  Investments                                                         1,966          5,632
  Other                                                                  --          2,795
                                                                   -----------------------
                              TOTAL DEFERRED TAX LIABILITIES         19,564        129,885
                                                                   -----------------------
                                      NET DEFERRED TAX ASSET       $193,022       $ 45,779
                                                                   -----------------------

As of December 31, 2001, the Company had a balance of $12,145 in its Policyholder Surplus Account under the provisions of the Internal Revenue Code. This amount could become taxable to the extent that certain future events occur.

The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets, and, therefore, no such valuation allowance has been established.

The Company's tax expense (benefit) for the year ended December 31 is shown as follows:

                                                                     2001          2000          1999
                                                                   ------------------------------------
Current                                                            $ 84,696       $52,981       $33,601
Deferred                                                            (29,222)       (8,161)       11,268
                                                                   ------------------------------------
                                                                   $ 55,474       $44,820       $44,869
                                                                   ------------------------------------

Federal income tax payments and refunds resulted in net payments of $8,684, $67,384 and $24,641 in 2001, 2000 and 1999, respectively.

The Company's effective income tax rate varied from the statutory federal income tax rate as follows:

                                                                     2001           2000           1999
                                                                   --------------------------------------
Statutory income tax rate                                            35.0%          35.0%          35.0%
Other, net                                                           (0.9)          (2.1)          (1.7)
                                                                   --------------------------------------
                                                                     34.1%          32.9%          33.3%
                                                                   --------------------------------------

8. ASSETS HELD IN SEPARATE ACCOUNTS

Separate account assets at December 31 were as follows:

                                                                      2001             2000
                                                                   ---------------------------
Premium and annuity considerations for the variable annuity
 products and variable universal life products for which the contract holder, rather than the Company, bears the
 investment risk                                                   $4,372,559       $5,159,275
Assets of the separate accounts owned by the Company, at
 fair value                                                                --           24,808
                                                                   ---------------------------
                                                                   $4,372,559       $5,184,083
                                                                   ---------------------------

9. REINSURANCE

In the second quarter of 1996, First Fortis Life Insurance Company (First Fortis), an affiliate, received approval from the New York State Insurance Department for a reinsurance agreement with the Company. The agreement, which became effective as of January 1, 1996, decreased First Fortis' long-term disability reinsurance retention from a $10 net monthly benefit to a $2 net monthly benefit for claims incurred on and after January 1, 1996. The Company has assumed $6,622, $6,884 and $6,580 of premium from First Fortis in 2001, 2000 and 1999, respectively. The Company has assumed $17,480 and $14,366 of reserves in 2001 and 2000, respectively, from First Fortis.

In the fourth quarter of 1999, United Family Life Insurance Company (UFL), an affiliate, received approval from the state of Georgia for a reinsurance agreement with the Company. The agreement, which became effective October 1, 1999, provided for the cession of substantially all of UFL's pre-need life insurance business on a 100% co-insurance basis. The Company assumed approximately $690,806 of reserves and received approximately $654,924 of cash, investments (primarily fixed maturities and mortgages) and other assets as of October 1, 1999. The $35,882 ceding commission was capitalized as an acquisition cost. The Company has assumed premium from UFL of $35,919 in 2001 and $63,069 in 2000. The Company has assumed $696,961 and $679,969 of reserves in 2001 and 2000, respectively, from UFL.

In the first quarter of 2000, the Company entered into a reinsurance agreement with John Hancock Life Insurance Company (John Hancock) for the sale of the Long-Term Care (LTC) line of business. The sale of the LTC line of business was effective March 1, 2000. The Company recorded a gain on this transaction of $19,019. The gain has been deferred and is being amortized as the level of direct inforce LTC policies decreases over future years, not to exceed 30 years. The amount of gain amortized was $2,581 and $3,100 in 2001 and 2000, respectively. The Company ceded $69,719 and $41,309 of premiums and $62,637 and $32,222 of reserves to John Hancock in 2001 and 2000 respectively.

In the second quarter of 2001, the Company entered into a reinsurance agreement with Hartford Life Insurance and Annuity Company (Hartford) for the sale (Sale) of its Fortis Financial Group division (the Division). The Division includes, among other blocks of business, certain individual life insurance policies and annuity contracts (collectively, the Insurance Contracts) written by the Company. Certain of the Insurance Contracts permit investment in, among other investment options, various series of the Fortis Series Fund.

To effect the Sale as it relates to the Company, The Hartford reinsured the Insurance Contracts on a 100% coinsurance basis (or 100% modified coinsurance basis for the Separate Accounts block) and agreed to administer the Insurance Contracts going forward. The Company received in connection with the Sale aggregate cash consideration of approximately $500 million from The Hartford. The reinsurance transaction resulted in a gain of $396,102 which was deferred and will be amortized into income at the rate that earnings from the business sold would have expected to emerge. The amount of gain amortized in 2001 was $47,928.

In the fourth quarter of 2001, the Company entered into a reinsurance agreement with Protective Life Corporation (Protective). The agreement, which became effective December 31, 2001, provided for the assumption of Protective's Dental Benefits Division on a 100% co-insurance basis. The Company assumed approximately $79,000 of reserves, $241,000 of assets including $143,000 of goodwill, and paid cash of approximately $162,000 as of December 31, 2001.

The maximum amount that the Company retains on any one life is $1,300 of life insurance including accidental death. Amounts in excess of $1,300 are reinsured with other life insurance companies on a yearly renewable term basis.

Ceded reinsurance premiums for the year ended December 31 were as follows:

                                                                     2001          2000          1999
                                                                   ------------------------------------
Life insurance                                                     $435,917       $17,048       $11,167
Accident and health insurance                                        76,132        48,427        17,824
                                                                   ------------------------------------
                                                                   $512,049       $65,475       $28,991
                                                                   ------------------------------------

Recoveries under reinsurance contracts for the year ended December 31 were as follows:

                                                                     2001           2000          1999
                                                                   -------------------------------------
Life insurance                                                      $52,548        $ 6,686       $ 2,160
Accident and health insurance                                         7,420          8,535        13,669
                                                                   -------------------------------------
                                                                    $59,968        $15,221       $15,829
                                                                   -------------------------------------

Reinsurance ceded would become a liability of the Company in the event the reinsurers are unable to meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers.

10. DIVIDEND RESTRICTIONS

Dividend distributions to the parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made with in the preceding 12 months exceeds the greater of 10% of the insurers surplus as regards to policy holders on December 31 of the next preceding year, or the net gain from operations. In 2001, the Company declared dividends of $300,000, all of which was extraordinary.

Approval was sought and received from the Minnesota Department of Commerce for the distribution of the extraordinary dividends. The Company paid $375,000 during 2001, $75,000 of which was declared in 2000.

11. REGULATORY ACCOUNTING REQUIREMENTS

Statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not employ any significant permitted practices.

In 1998, the NAIC adopted codified statutory accounting practices (Codification) effective January 1, 2001. Codification changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification required adoption by the various states before it became the prescribed statutory basis of accounting for insurance companies domesticated within those states. Minnesota adopted Codification effective January 1, 2001. The cumulative effect of all changes resulting from the Codification guidance was recorded as a direct adjustment to statutory surplus on January 1, 2001. The effect of the adoption was an increase to statutory surplus of $33,501 due primarily to deferred taxes.

Insurance enterprises are required by State Insurance Departments to adhere to minimum risk-based capital (RBC) requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Reconciliations of net income and shareholder's equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

                                                         Net Income                       Shareholder's Equity
                                           --------------------------------------       -------------------------
                                             2001           2000           1999           2001            2000
                                           ----------------------------------------------------------------------
Based on statutory accounting
 practices                                 $(48,149)      $ 99,806       $ 16,765       $ 485,031       $ 508,982
Deferred policy acquisition costs            19,057         63,821         55,752         108,406         533,313
Investment valuation differences             (3,892)        (3,456)        (5,127)         49,062         (28,603)
Deferred and uncollected premiums             2,684            449         (2,700)        (12,934)        (18,222)
Policy reserves                              (2,744)       (13,383)       (21,377)         52,593        (146,255)
Commissions                                   6,722        (45,485)        75,547               5              --
Current income taxes payable                (60,568)         2,616         (8,882)          1,384         (10,117)
Deferred income taxes                        29,221          8,162         (9,474)        162,081          45,779
Realized gains on investments                 3,444         (4,958)        (4,729)             --              --
Realized gains (losses) transferred
 to the Interest Maintenance Reserve
 (IMR), net of tax                            6,011        (17,376)        (8,489)             --              --
Amortization of IMR, net of tax                 672         (5,352)        (8,363)             --              --
Write-off of investment                      (5,907)        (3,129)            --              --              --
Pension expense                               3,745         (2,145)        (1,475)         (6,256)         (9,985)
Goodwill and intangibles                     (1,535)        (1,551)        (1,643)        174,492          26,778
Property and equipment                       (1,255)            --             --           2,532           3,261
Interest maintenance reserve                     --             --             --          14,621          31,482
Asset valuation reserve                          --             --             --          55,616          76,317
Ceded reinsurance agreement                   8,998             --             --        (361,513)             --
Assumed reinsurance agreement               147,429             --             --              --              --
Other, net                                    3,426         14,591         13,868          (4,325)        (21,684)
                                           ----------------------------------------------------------------------
Based on generally accepted
 accounting principles                     $107,359       $ 92,610       $ 89,673       $ 720,795       $ 991,046
                                           ----------------------------------------------------------------------

12. TRANSACTIONS WITH AFFILIATED COMPANIES

The Company receives various services from Fortis and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology and other administrative functions. The fees paid to Fortis, Inc. for these services for years ended December 31, 2001, 2000 and 1999, were $9,332, $11,174 and $13,434, respectively. Information technology expenses were $10,436, $47,123 and $59,390 for years ended December 31, 2001, 2000 and 1999, respectively.

In conjunction with the marketing of its fixed and variable annuity and variable life products, the Company paid $19,313, $93,107 and $79,413 in commissions to its affiliate, Fortis Investors, Inc., for the years ended December 31, 2001, 2000 and 1999, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating on a separate company basis.

13. FAIR VALUE DISCLOSURES

VALUATION METHODS AND ASSUMPTIONS

The fair values for fixed maturity securities and equity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

Mortgage loans are reported at unpaid principal balance less allowances for possible losses. The fair values of mortgage loans are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying amount of policy loans reported in the Balance Sheet approximates fair value. For short-term investments, the carrying amount is a reasonable estimate of fair value. The fair values for the Company's policy reserves under the investment products are determined using cash surrender value. Separate account assets and liabilities are reported at their estimated fair values in the Balance Sheet.

The fair values under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

                                                       December 31, 2001                 December 31, 2000
                                                  ---------------------------       ---------------------------
                                                   Carrying                          Carrying
                                                    Amount         Fair Value         Amount         Fair Value
                                                  -------------------------------------------------------------
ASSETS:
  Investments:
    Securities available-for-sale:
      Fixed maturities                            $2,785,442       $2,791,350       $3,236,446       $3,236,446
      Equity securities                              115,348          115,348           88,014           88,014
  Mortgage loans on real estate                      655,211          690,026          856,213          890,173
  Policy loans                                         9,935            9,935          111,594          111,594
  Short-term investments                             258,790          258,790          171,351          171,351
  Assets held in separate accounts                 4,372,559        4,372,559        5,184,083        5,184,083
LIABILITIES:
  Individual and group annuities (subject
   to discretionary withdrawal)                      286,367          276,900          637,080          621,596
  Liabilities related to separate accounts         4,372,559        4,372,559        5,159,275        5,159,275

14. COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in a number of legal actions arising primarily from claims made under insurance policies. These actions have been considered in establishing policy benefit and loss reserves. Management and its legal counsel are of the opinion that the settlement of these actions will not have a material adverse effect on the Company's financial position or results of operations.

15. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Company is an indirect wholly-owned subsidiary of Fortis, which sponsors a defined benefit pension plan covering employees and certain agents who meet eligibility requirements as to age and length of service. The benefits are based on years of service and career compensation. Fortis Inc.'s funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes, and to charge each subsidiary an allocable amount based on its employee census. Pension cost allocated to the Company amounted to approximately $4,114, $2,097 and $2,223 for 2001, 2000 and 1999, respectively.

The Company participates in a contributory profit sharing plan, sponsored by Fortis, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amount expensed was approximately $5,216, $4,573 and $3,711 for 2001, 2000 and 1999, respectively.

In addition to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by Fortis. Health care benefits, either through a Fortis sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993.

There were no net postretirement benefit costs allocated to the Company for the years ended December 31, 2001, 2000 and 1999. The Company made contributions to the postretirement benefit plans of approximately $1,049, $0 and $19 in 2001, 2000 and 1999, respectively, as claims were incurred.

                           INDEX OF WORDS AND PHRASES

    This index should help you to locate more information about some of the terms and phrases used in this prospectus.

                               PAGE TO SEE IN
DEFINED TERM                   THIS PROSPECTUS
------------                   ---------------
alternative death benefit....         7
amount at risk...............         8
automatic rebalancing........         5
basis........................        24
beneficiary..................        26
cash value...................        10
close of business............        28
Code.........................         3
cost of insurance rates......         8
death benefit................         6
dollar cost averaging........         5
face amount..................         6
Fortis Benefits..............        22
full surrender...............        13
Fund.........................         4
general account option.......        29
grace period.................        10
guaranteed death benefit.....        10
guaranteed death benefit
  charge.....................         8
insured person...............         1
investment option............         6
lapse........................        10
maturity, maturity date......         7
modified endowment
  contract...................        23
monthly administrative
  charge.....................         8
monthly anniversary..........        28
monthly insurance charge.....         8
monthly deduction............         7
owner........................        16

                               PAGE TO SEE IN
DEFINED TERM                   THIS PROSPECTUS
------------                   ---------------
partial withdrawal...........        14
payment option...............        14
planned periodic premium.....        10
Policy anniversary...........        28
policy date..................        28
Policy loan..................        14
policy value.................         5
premium payments.............         4
premiums.....................         4
prospectus...................         1
recommended monthly minimum
  premiums...................         4
reduced interest rate for
  policy loans...............        14
reinstate, reinstatement.....        10
rider........................        12
separate account.............        22
Separate Account C...........        22
seven-pay test...............        23
subaccounts..................        22
surrender....................        13
surrender charge.............         8
surrender value..............        13
surviving insured............         1
telephone transfers..........        16
transfers....................        11
valuation date, period.......        28
we...........................        22
you, your....................         6

    We have filed a registration statement relating to Variable Account C and the Policies with the SEC. The registration statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus. If you would like the additional information, you may obtain it from the SEC's main office in Washington, D.C. You will have to pay a fee for the material.

    THE POLICIES ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. FORTIS BENEFITS DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATION REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS WHICH IS NOT INCLUDED IN THIS PROSPECTUS, OR ANY SUPPLEMENTS THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY FORTIS BENEFITS.